As filed with the Securities and Exchange Commission on February 19, 2010

Securities Act File No. 333-164052

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 2	/X/
Post-Effective Amendment
No. __	/ /

(Check appropriate box or boxes)

The FBR Funds

(Exact Name of Registrant as Specified in Charter)

1001 Nineteenth Street North

Arlington, VA 22209
(Address of Principal Executive Offices)

Registrant’s Telephone Number: 703.469.1040

William Ginivan, Esq.

General Counsel

FBR Capital Markets, Inc.

Potomac Tower

1001 Nineteenth Street North

Arlington, VA 22209
(Name and Address of Agent for Service)

Copy to: Patrick W. D. Turley, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006-2401

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

AFBA 5Star Funds

AFBA 5Star Large Cap Growth Fund
AFBA 5Star Mid Cap Value Fund
AFBA 5Star Small Cap Fund
AFBA 5Star Science & Technology Fund
AFBA 5Star Balanced Fund
AFBA 5Star Total Return Bond Fund
(each an “AFBA 5Star Fund” and, collectively, the “AFBA 5Star Funds”)

909 N. Washington Street

Alexandria, VA 22314

1-800-243-9865

Special Meeting of Shareholders to be held March 12, 2010

Dear Shareholder:

Your Board of Trustees has called a Special Meeting of Shareholders (the “Special Meeting”) of the AFBA 5Star Funds (the “Trust”), which is scheduled for 10:00 a.m., Eastern time, on March 12, 2010 at the offices of AFBA 5Star Investment Management Company, 909 N. Washington Street, Alexandria, VA 22314.

The Board of Trustees of  the Trust, of which each of the AFBA 5Star Funds is a series, recommends that each of the following AFBA 5Star Funds be combined with the corresponding series of The FBR Funds (the “FBR Funds”), identified opposite its name, in certain tax-free reorganizations (the “Reorganizations”). No sales charges or redemption fees will be imposed in connection with the Reorganizations.

The AFBA 5Star Funds	The FBR Funds
AFBA 5Star Large Cap Growth Fund	FBR Pegasus FundTM
AFBA 5Star Mid Cap Value Fund	FBR Pegasus Mid Cap FundTM
AFBA 5Star Small Cap Fund	FBR Pegasus Small Cap Growth FundTM
AFBA 5Star Science & Technology Fund	FBR Technology Fund
AFBA 5Star Balanced Fund	FBR Balanced Fund
AFBA 5Star Total Return Bond Fund	FBR Core Bond Fund

You are being asked to vote to approve certain Agreements and Plans of Reorganization.  If approved by shareholders, you will become a shareholder of the FBR Fund opposite your AFBA 5Star Fund above on the date that the Reorganizations occur.  The accompanying document describes the proposed transaction and compares the strategies and expenses of each of the Funds for your evaluation.

The FBR Balanced Fund and FBR Core Bond Fund are newly created funds with investment objectives, strategies and policies that are identical to the AFBA 5Star Balanced Fund and AFBA 5Star Total Return Bond Fund, respectively.  The portfolio managers that currently manage the AFBA 5Star Balanced Fund and the AFBA 5Star Total Return Bond Fund will continue to manage the portfolios as portfolio managers to the corresponding FBR Funds using the same investment approach.

After careful consideration, the Board of Trustees of the Trust unanimously approved the Reorganizations and recommends that each AFBA 5Star Fund shareholder vote “FOR” the Reorganizations.

A Proxy Statement/Prospectus that describes the Reorganizations is enclosed.  Your vote is very important to us regardless of the amount of shares of an AFBA 5Star Fund you own.  Whether or not you plan to attend the Special Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly.  It is important that your vote be received by no later than the time of the Special Meeting on March 12, 2010.  You may cast your vote by completing, signing, and returning the enclosed proxy card by mail in the envelope provided.  If you have any questions before you vote, please contact the Trust by calling toll-free 1-800-243-9865.  We will get you the answers that you need promptly.

In addition to voting by mail you may also vote by either telephone or via the Internet as follows:

To vote by Telephone:		To vote by Internet:
(1)	Read the Proxy Statement/Prospectus and have your proxy card at hand.	(1)	Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2)	Call the 1-800 number that appears on your proxy card.	(2)	Go to the website address printed on your proxy card.

(3)	Enter the control number set forth on the proxy card and follow the simple instructions.	(3)	Enter the control number set forth on the proxy card and follow the simple instructions.

We encourage you to vote by telephone or via the Internet by using the control number that appears on your enclosed proxy card. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation.

NOTE: You may receive more than one proxy package if you hold shares in more than one account. You must return separate proxy cards for separate holdings.  We have provided pre-addressed return envelopes for each, which require no postage if mailed in the United States.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,
Robert E. Morrison, Jr.
President

AFBA 5Star Funds

AFBA 5Star Large Cap Growth Fund
AFBA 5Star Mid Cap Value Fund
AFBA 5Star Small Cap Fund
AFBA 5Star Science & Technology Fund
AFBA 5Star Balanced Fund
AFBA 5Star Total Return Bond Fund
(each an “AFBA 5Star Fund” and, collectively, the “AFBA 5Star Funds”)

909 N. Washington Street

Alexandria, VA 22314

1-800-243-9865

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
of AFBA 5Star Funds

To Be Held on March 12, 2010

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of AFBA 5Star Funds, each a series of AFBA 5Star Funds (the “Trust”), will be held at the offices of AFBA 5Star Investment Management Company, 909 N. Washington Street, Alexandria, VA 22314 on March 12, 2010, at 10:00 a.m., Eastern time.

At the Special Meeting you will be asked to consider and approve the following proposals:

(1)   To approve or disapprove Agreements and Plans of Reorganization, each providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of an AFBA 5Star Fund, in exchange for shares of beneficial interest of the corresponding FBR Fund listed opposite its name in the following chart (each a “Reorganization” and, collectively the “Reorganizations”) and (ii) the subsequent liquidation of the AFBA 5Star Funds;

AFBA 5Star Funds	The FBR Funds
AFBA 5Star Large Cap Growth Fund	FBR Pegasus FundTM
AFBA 5Star Mid Cap Value Fund	FBR Pegasus Mid Cap FundTM
AFBA 5Star Small Cap Fund	FBR Pegasus Small Cap Growth FundTM
AFBA 5Star Science & Technology Fund	FBR Technology Fund
AFBA 5Star Balanced Fund	FBR Balanced Fund
AFBA 5Star Total Return Bond Fund	FBR Core Bond Fund

and;

(2)   To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

You may vote at the Special Meeting if you are the record owner of shares of an AFBA 5Star Fund as of the close of business on January 28, 2010 (the “Record Date”).  If you attend the Special Meeting, you may vote your shares in person. If you do not attend the Special Meeting, you may vote by proxy by completing, signing, and returning the enclosed proxy card by mail in the envelope provided or follow the instructions on the proxy card in order to vote by telephone or Internet as soon as possible.

Your vote is very important to us. If you have any questions, please contact our proxy solicitor, the Altman Group, toll-free at 1-866-745-0265 for additional information.

By order of the Board of Trustees
Andrew J. Welle Senior Vice President and Secretary

February 19, 2010

PROXY STATEMENT/PROSPECTUS

February 19, 2010

PROXY STATEMENT FOR:

AFBA 5Star Funds

AFBA 5Star Large Cap Growth Fund
AFBA 5Star Mid Cap Value Fund
AFBA 5Star Small Cap Fund
AFBA 5Star Science & Technology Fund
AFBA 5Star Balanced Fund
AFBA 5Star Total Return Bond Fund
(each an “AFBA 5Star Fund” and, collectively, the “AFBA 5Star Funds”)

909 N. Washington Street

Alexandria, VA 22314

1-800-243-9865

PROSPECTUS FOR:

The FBR Funds

FBR Pegasus FundTM
FBR Pegasus Mid Cap FundTM
FBR Pegasus Small Cap Growth FundTM
FBR Technology Fund
FBR Balanced Fund
FBR Core Bond Fund

(each a “FBR Fund” and, collectively, the “FBR Funds”)

1001 Nineteenth Street North

Arlington, VA 22209

1-888-888-0025

INTRODUCTION

This combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) is being furnished in connection with the solicitation of proxies by the Board of Trustees of AFBA 5Star Funds, a Delaware statutory trust (the “Trust”) of which each of the AFBA 5Star Funds is a separate investment series, for a Special Meeting of Shareholders of the AFBA 5Star Funds (the “Special Meeting”).  The Special Meeting will be held at the offices of AFBA 5Star Investment Management Company (“AFBA Investment Management”), 909 N. Washington Street, Alexandria, VA 22314 on March 12, 2010, at 10:00 a.m., Eastern time.  As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on certain proposed reorganizations (the “Reorganizations”) of each AFBA 5Star Fund into the corresponding FBR Fund, each of which is a series of The FBR Funds, a Delaware statutory trust.

Because shareholders of each AFBA 5Star Fund are being asked to approve the applicable Agreements and Plans of Reorganization that will result in transactions in which those shareholders will ultimately hold shares of a corresponding FBR Fund, this Proxy Statement/Prospectus also serves as a Prospectus for the FBR Funds.  The table below summarizes the classes of shares of the corresponding FBR Fund that the AFBA 5Star Fund shareholders will receive in exchange for their Advisor Class, Class I and Class C shares if each Reorganization is approved by AFBA 5Star Fund shareholders.

AFBA 5Star Fund and Share Class	Corresponding FBR Fund and Share Class
AFBA 5Star Large Cap Growth Fund	FBR Pegasus FundTM
Advisor Class	Investor Class
Class C	Investor Class
Class I	I Class

AFBA 5Star Mid Cap Value Fund	FBR Pegasus Mid Cap FundTM
Advisor Class	Investor Class
Class C	Investor Class
Class I	I Class

AFBA 5Star Small Cap Fund	FBR Pegasus Small Cap Growth FundTM
Advisor Class	Investor Class
Class C	Investor Class
Class I	I Class

AFBA 5Star Science & Technology Fund	FBR Technology Fund
Advisor Class	Investor Class
Class C	Investor Class
Class I	I Class

AFBA 5Star Balanced Fund	FBR Balanced Fund
Advisor Class	Investor Class
Class C	Investor Class
Class I	I Class

AFBA 5Star Total Return Bond Fund	FBR Core Bond Fund
Advisor Class	Investor Class
Class C	Investor Class
Class I	I Class

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on the Agreements and Plans of Reorganization.  A Statement of Additional Information (“SAI”) relating to this Proxy Statement/Prospectus dated February 19, 2010 containing additional information about each Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated herein by reference.  You may receive a copy of the SAI without charge by contacting AFBA 5Star Funds at 909 N. Washington Street, Alexandria, VA 22314, or calling toll free 1-888-578-2733.

For more information regarding the AFBA 5Star Funds, see the prospectuses and SAI for AFBA 5Star Funds dated July 31, 2009, which have been filed with the SEC and which are incorporated herein by reference.  The annual and semi-annual reports of the AFBA 5Star Funds for the fiscal periods ended March 31, 2009 and September 30, 2009, respectively, which highlight certain important information such as investment results and financial information and which have been filed with the SEC, are incorporated herein by reference.  You may receive copies of the prospectuses, SAI and shareholder reports mentioned above without charge by contacting AFBA 5Star Funds at 909 N. Washington Street, Alexandria, VA 22314, or calling toll free 1-888-578-2733.

For more information regarding the FBR Pegasus Fund™, FBR Pegasus Mid Cap Fund™, FBR Pegasus Small Cap Growth Fund™ and the FBR Technology Fund, see the prospectuses and SAI for the FBR Funds dated February 28, 2009, which have been filed with the SEC.  The annual report for the FBR Pegasus Fund™, FBR Pegasus Mid Cap Fund™, FBR Pegasus Small Cap Growth Fund™ and the FBR Technology Fund for the fiscal year ended October 31, 2009 which highlights certain information such as investment results and financial information, has been filed with the SEC.  The FBR Balanced Fund and the FBR Core Bond Fund are newly created funds and are not yet operational.  You may receive copies of the prospectuses, SAIs and shareholder report mentioned above without charge by contacting The FBR Funds at P.O. Box 5354, Cincinnati, OH 45201-5354 or calling toll free 1-888-888-0025.

You can copy and review information about the AFBA 5Star Funds and the FBR Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-551-8090 or 1-800-SEC-0330. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street N.E., Washington, D.C. 20549-0102.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY
STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Summary

This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and each Agreement and Plan of Reorganization, forms of which are attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read each Fund’s prospectus.

The Reorganization

At a meeting held on November 17, 2009, the Board of Trustees of AFBA 5Star Funds (the “Trust”) approved the Agreements and Plans of Reorganization.  Subject to the approval of the shareholders of AFBA 5Star Funds, the Agreements and Plans of Reorganization provide for:

  the transfer of all of the assets of each AFBA 5Star Fund to the corresponding FBR Fund in exchange for shares of beneficial interest of the FBR Fund;

  the assumption by each of the FBR Funds of all of the liabilities of the corresponding AFBA 5Star Fund;

  the distribution of FBR Fund shares of beneficial interest to the shareholders of the corresponding AFBA 5Star Fund; and

  The complete termination and liquidation of the AFBA 5Star Funds.

The Reorganizations are scheduled to be effective upon the close of business on March 12, 2010, or on a later date as the parties may agree (“Closing Date”).  As a result of the Reorganizations, each shareholder of an AFBA 5Star Fund will become the owner of the number of full and fractional shares of the corresponding FBR Fund having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shareholder’s AFBA 5Star Fund shares as of the close of business on the Closing Date.  See “INFORMATION ABOUT THE REORGANIZATIONS,” below.  It is expected that the Reorganizations will be tax-free reorganizations.  See “INFORMATION ABOUT THE REORGANIZATIONS - Tax Considerations,” below.  Approval of each Reorganization will require the affirmative vote by the shareholders of the relevant AFBA 5Star Fund of a majority of shares entitled to vote when a quorum is present.  See “GENERAL INFORMATION,” below.

Board Recommendation

For the reasons set forth below under “Reasons for the Reorganizations and Board Considerations,” the Board of Trustees, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), (the “Independent Trustees”), has concluded that the Reorganizations would be in the best interests of AFBA 5Star Funds, and therefore has submitted the Agreements and Plans of Reorganization for approval to you, the shareholders of AFBA 5Star Funds.  The Board recommends that you vote FOR the Reorganizations.

The Trust

Each AFBA 5Star Fund is a series of the Trust, an open-end management investment company organized as a Delaware statutory trust.  The Trust offers redeemable shares in different classes and series.  Each AFBA 5Star Fund offers three classes of shares: Advisor Class, Class I and Class C.

Comparison of Investment Objectives and Principal Investment Strategies

This section will help you compare the investment objectives and principal investment strategies of each AFBA 5Star Fund and the corresponding FBR Fund.  Please be aware that this is only a brief discussion.  A chart providing a side-by-side comparison of the Funds can be found in Exhibit B.

AFBA 5Star Large Cap Growth Fund and FBR Pegasus Fund™

The investment objectives of each Fund are similar.  The investment objective of the AFBA 5Star Large Cap Growth Fund is to seek long-term capital growth, while the investment objective of the FBR Pegasus Fund™ is capital appreciation.

The principal investment strategies of each Fund are also similar.  Each Fund invests primarily in equity securities.  The AFBA 5Star Large Cap Growth Fund invests, under normal circumstances, at least 80% of its net assets in large cap growth equity securities that its sub-adviser, Marvin & Palmer Associates, Inc. (“Marvin & Palmer”), believes offer the prospect of long-term capital appreciation.  The FBR Pegasus Fund™ invests primarily in common stocks that, in the opinion of the Fund’s investment adviser, FBR Fund Advisers, Inc. (the “FBR Fund Advisers”), offer the potential for capital appreciation.

The Funds differ in the intended market capitalization of the issuers in which they invest and the Funds’ investments in certain securities.  For example, the AFBA 5Star Large Cap Growth Fund considers large cap equity securities to be companies in the Russell 1000® Growth Index, although the Fund may invest in securities not included in this Index. Marvin & Palmer generally purchases securities of issuers with a market capitalization of $5 billion or more at the time of investment. On the other hand, the FBR Pegasus Fund™ invests in the stocks of companies of any size without regard to market capitalization.

While the FBR Pegasus Fund’s™ investments are primarily in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as American Depositary Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The AFBA 5Star Large Cap Growth Fund also may gain international exposure by investing in ADRs and securities of foreign companies that are traded on U.S. stock exchanges.

The AFBA 5Star Large Cap Growth Fund may participate in initial public offerings (“IPOs”) and may also purchase securities of unseasoned issuers.  An IPO is a company’s first offering of stock to the public.  The FBR Pegasus Fund™ may invest in derivative instruments such as options, futures and forward foreign currency exchange contracts.

The Funds generally hold some cash, short-term debt obligations, government securities or high quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when a Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in such investments for temporary defensive purposes. During those times, a Fund will not be able to pursue or achieve its primary investment objective and, instead, will focus on preserving its assets.

Due to their respective trading strategies, each Fund may experience a portfolio turnover rate greater than 100%.  Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the fund) and may generate short-term capital gains (on which you may pay taxes, even if you do not sell any shares by year-end).

The AFBA 5Star Large Cap Growth Fund is a diversified fund.  Marvin & Palmer uses a target range of stocks (35-55) and a minimum position size of 0.25% of the AFBA 5Star Large Cap Growth Fund’s portfolio for each portfolio security purchased. The FBR Pegasus Fund™ is a non-diversified fund, which means that the Fund invests in the securities of a small number of issuers.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

AFBA 5Star Mid Cap Value Fund and FBR Pegasus Mid Cap Fund™

The investment objectives of each Fund are similar.  The AFBA 5Star Mid Cap Value Fund’s investment objective is long-term capital growth, while the FBR Pegasus Mid Cap Fund’s™ investment objective is capital appreciation.

2

The principal investment strategies of each Fund are also similar.  The AFBA 5Star Mid Cap Value Fund invests, under normal circumstances, at least 80% of its net assets in domestic equity securities (which include common stocks, convertibles and warrants) issued by medium-sized or “mid cap” companies.  The FBR Pegasus Mid Cap Fund™ invests, under normal market conditions, at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of mid-cap companies.  Each Fund may invest up to 20% of its net assets in equity securities of companies with smaller or larger market capitalizations.

The Funds define mid cap companies differently.  With respect to the AFBA 5Star Mid Cap Value Fund, Dreman Value Management, L.L.C. (“Dreman”), the Fund’s sub-adviser, considers companies with market capitalizations between $700 million and $8 billion at the time of purchase to be mid cap companies.  With respect to the FBR Pegasus Mid Cap Fund™, FBR Fund Advisers considers companies that have market capitalizations of greater than $2 billion and less than $15 billion at the time of purchase to be mid cap companies.

While the FBR Pegasus Mid Cap Fund™ invests primarily in U.S. common stocks, it may purchase preferred stocks and foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The AFBA 5Star Mid Cap Value Fund is subject to a non-fundamental investment restriction to invest at least 80% of its net assets in domestic equity securities, which include common stocks, convertibles and warrants, but also may gain international exposure by investing in ADRs and securities of foreign companies that are traded on U.S. stock exchanges.  The FBR Pegasus Mid Cap Fund™ may also invest in derivative instruments such as options, futures and forward foreign currency exchange contracts.

The Funds generally hold some cash, short-term debt obligations, government securities or high quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when a Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in such investments for temporary defensive purposes. During those times, a Fund will not be able to pursue or achieve its primary investment objective and, instead, will focus on preserving its assets.

The AFBA 5Star Mid Cap Value Fund is a diversified fund.  The FBR Pegasus Mid Cap Fund™ is a non-diversified fund, which means that the Fund invests in the securities of a small number of issuers.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

AFBA 5Star Small Cap Fund and FBR Pegasus Small Cap Growth Fund™

The investment objective of the both Funds is to seek long-term capital appreciation.

The primary investment strategies of the AFBA 5Star Small Cap Fund and the FBR Pegasus Small Cap Growth Fund™ are similar.  AFBA 5Star Small Cap Fund invests, under normal circumstances, at least 80% of its net assets in domestic equity securities issued by small capitalization or “small cap” companies.  The FBR Pegasus Small Cap Growth Fund™ invests, under normal market conditions, at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies.  Each Fund may invest up to 20% of its net assets in equity securities of companies with larger market capitalizations.

The Funds define small cap companies differently.  For the AFBA 5Star Small Cap Fund, a company is considered to be a small cap company if it has a market capitalization of less than $2.5 billion at the time of purchase, or if the company’s market capitalization would place it in the lowest 20% of total market capitalization of companies that have equity securities listed on a U.S. national securities exchange or traded on the NASDAQ system.  For the FBR Pegasus Small Cap Growth Fund™, a company that has a market capitalization of less than $3 billion, measured at the time of purchase, is considered to be a small cap company.

3

While the FBR Pegasus Small Cap Growth Fund™ primarily invests in U.S. equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of small-cap companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The AFBA 5Star Small Cap Growth Fund is subject to a nonfundamental investment restriction to invest at least 80% of its net assets in domestic equity securities issued by small cap companies, but also may gain international exposure by investing in ADRs and securities of foreign companies that are traded on U.S. stock exchanges.  The FBR Pegasus Small Cap Growth Fund™ may also invest, to a limited degree, in IPOs and may also invest in derivative instruments such as options, futures and forward foreign currency exchange contracts.

Due to their trading strategies, the Funds may experience a portfolio turnover rate greater than 100%.  Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the fund) and may generate short-term capital gains (on which you may pay taxes, even if you do not sell any shares by year-end).  Also, both Funds may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.

To the extent the assets of a Fund are invested in temporary defensive positions, such Fund may not achieve its investment objective.  For temporary defensive purposes, each Fund may invest in cash and/or short-term obligations.  These may include high-grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements and U.S. Government obligations.  The Funds may also hold these obligations in anticipation of share redemptions or pending investment of assets in accordance with each Fund’s investment policies.

The AFBA 5Star Small Cap Fund is a diversified fund.  The FBR Pegasus Small Cap Growth Fund™ is a non-diversified fund, which means that the Fund invests in the securities of a small number of issuers.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

AFBA 5Star Science & Technology Fund and FBR Technology Fund

The investment objective of both Funds is long-term capital appreciation.

The principal investment strategies of the Funds are similar.  The AFBA 5Star Science & Technology Fund invests, under normal market conditions, at least 80% of its net assets in common stocks and other domestic equity securities (including convertibles and warrants) of companies expected to benefit from the development, advancement and use of science and technology.  The FBR Technology Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry.

Both Funds invest in companies that are likely to experience earnings growth or otherwise benefit from technological advances.  Both Funds invest in the computer software and hardware, communications, chemicals and synthetic materials, defense and healthcare industries, among others.  The AFBA Science & Technology Fund also invests in the life sciences, media and environmental services industries, among others.

While the FBR Technology Fund primarily invests in U.S. equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The AFBA 5Star Science & Technology Fund also invests primarily in domestic equity securities (including convertibles and warrants), but may gain international exposure by investing in ADRs and securities of foreign companies that are traded on U.S. stock exchanges.

Due to its trading strategies, the FBR Technology Fund may experience a portfolio turnover rate greater than 100%.  Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the fund) and may generate short-term capital gains (on which you may pay taxes, even if you do not sell any shares by year-end).  In addition, the FBR Technology Fund is a non-diversified fund, which means that the Fund invests in the securities of a small number of issuers.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.  The FBR Technology Fund may also invest in derivative instruments such as options, futures and forward foreign currency exchange contracts.

4

Both Funds may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of a Fund are invested in temporary defensive positions, such Fund may not achieve its investment objective.  For temporary defensive purposes, each Fund may invest in cash and/or short-term obligations.  These may include high-grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements and U.S. Government obligations.  The Funds may also hold these obligations in anticipation of share redemptions or pending investment of assets in accordance with each Fund’s investment policies.

AFBA 5Star Balanced Fund and FBR Balanced Fund

The investment objectives of each Fund are identical.  Each Fund seeks both long-term capital growth and current income.

The Funds invest in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality fixed income securities, including high quality domestic corporate, agency and governmental bonds.  The Funds may also invest in mortgage-backed and asset-backed securities.  The Funds’ investments may include foreign securities, including Yankee Bonds and indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Funds may invest up to 10% of their assets in high yield bonds (commonly known as “junk bonds”).  Many of the Fund’s common stock investments are expected to pay dividends.  The Funds may also invest in IPOs.

The Funds expect to change their allocation mix over time based on AFBA Investment Management’s (for the AFBA 5Star Balanced Fund) or FBR Fund Advisers’ (for the FBR Balanced Fund) view of economic conditions and underlying security values.  For the AFBA 5Star Balanced Fund, under normal circumstances, AFBA Investment Management will allocate at least 25% of the Fund’s assets to a sub-adviser to be invested in equity securities and at least 25% to a sub-adviser to be invested in debt securities.  For the FBR Balanced Fund, under normal circumstances, FBR Fund Advisers will allocate approximately 40% of the Fund’s assets to a sub-adviser to be invested in debt securities and the remaining portion of the Fund’s assets to a sub-adviser to be invested in equity securities.

The London Company manages the equity portion of the AFBA 5Star Balanced Fund’s portfolio and Financial Counselors, Inc. (“FCI”) manages the fixed income portion of that Fund’s portfolio.  The London Company and FCI will continue to serve as sub-advisers to the FBR Balanced Fund after the Reorganization.

Both Funds may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of a Fund are invested in temporary defensive positions, such Fund may not achieve its investment objective.  For temporary defensive purposes, each Fund may invest in cash and/or short-term obligations.  These may include high-grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements and U.S. Government obligations.  The Funds may also hold these obligations in anticipation of share redemptions or pending investment of assets in accordance with each Fund’s investment policies.

AFBA 5Star Total Return Bond Fund and FBR Core Bond Fund

The investment objectives of each Fund are identical.  Each Fund seeks current income with capital growth as a secondary objective.

5

To pursue their investment objectives, the Funds, under normal circumstances, invest at least 80% of their net assets in fixed income securities.  Each Fund invests primarily in domestic investment grade corporate, agency and governmental bonds.  The Funds may also invest in mortgage-backed and asset-backed securities.  The Funds’ investments may include foreign securities, including Yankee bonds and indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Funds may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The Funds may invest in IPOs.

FCI, the current sub-adviser to the AFBA 5Star Total Return Bond Fund, will continue to manage the FBR Core Bond Fund after the Reorganization.

Both Funds may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of a Fund are invested in temporary defensive positions, such Fund may not achieve its investment objective.  For temporary defensive purposes, each Fund may invest in cash and/or short-term obligations.  These may include high-grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements and U.S. Government obligations.  The Funds may also hold these obligations in anticipation of share redemptions or pending investment of assets in accordance with each Fund’s investment policies.

Comparison of Fees and Expenses

The following discussion describes and compares the fees and expenses of the Funds.  The Annual Fund Operating Expenses and Example tables shown below are based on actual expenses incurred for the fiscal year ended October 31, 2009 for the FBR Funds and for the six-month period ended September 30, 2009 for AFBA 5Star Funds, except for the information with respect to the FBR Balanced Fund and the FBR Core Bond Fund, which are newly created funds and, as such, have no operating history, and for the I Class shares of the FBR Technology Fund, which is a newly created share class, and as such, was not offered during the period presented and has no operating history.  Pro forma numbers are estimated in good faith and are hypothetical.

AFBA 5Star Large Cap Growth Fund and FBR Pegasus Fund™

Advisor Class Shares/Class C Shares/Investor Class Shares

Fees and Expenses

Shareholder Transaction Fees (paid by you directly)	AFBA 5Star Large Cap Growth Fund – Advisor Class	AFBA 5Star Large Cap Growth Fund – Class C	FBR Pegasus Fund™ – Investor Class	FBR Pegasus Fund™ – Investor Class Pro Forma Combined
Maximum sales charge (load) on purchases	None	None	None	None
Maximum deferred sales charge (load)	None	1.00%[1]	None	None
Redemption Fee	2.00%[2]	2.00%[2]	1.00%[2]	1.00%[2]

Annual Fund Operating Expenses (paid from Fund assets)
Management Fee	0.80%	0.80%	0.90%	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%	1.00%	0.25%	0.25%
Other Expenses[3]	1.00%	1.00%	1.01%	0.57%
Acquired Fund Fees and Expenses[4]	0.00%	0.00%	0.02%	0.02%
Total Fund Operating Expenses	2.05%	2.80%	2.18%	1.74%
Fee Expense Reimbursement[5]	(0.52%)	(0.52%)	(0.91%)	(0.47%)
Net Fund Operating Expenses[5]	1.53%	2.28%	1.27%[6]	1.27%

6

Class I Shares/I Class Shares

Fees and Expenses

Shareholder Transaction Fees (paid by you directly)	AFBA 5Star Large Cap Growth Fund – Class I	FBR Pegasus Fund™ – I Class	FBR Pegasus Fund™ – I Class Pro Forma Combined
Maximum sales charge (load) on purchases	None	None	None
Maximum deferred sales charge (load)	None	None	None
Redemption Fee	2.00%[2]	1.00%[2]	1.00%[2]

Annual Fund Operating Expenses (paid from Fund assets)
Management Fee	0.80%	0.90%	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	None	None	None
Other Expenses[3]	1.00%	15.74%	0.51%
Acquired Fund Fees and Expenses[4]	0.00%	0.02%	0.02%
Total Fund Operating Expenses	1.80%	16.66%	1.43%
Fee Expense Reimbursement[5]	(0.52%)	(15.64%)	(0.41%)
Net Fund Operating Expenses[5]	1.28%	1.02%[6]	1.02%

[1]	Class C shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) only if redeemed within the first year of purchase.

[2]

For the AFBA 5Star Funds, the redemption fee is calculated as a percentage of the amount redeemed and may be charged when shares are sold or exchanged within 60 days of purchase.  The fee is retained by the Fund and withheld from redemption proceeds.  If you effect a redemption via wire transfer, you may be required to pay fees, including a $10 wire fee and other fees, that will be deducted directly from your redemption proceeds.  If you request redemption checks to be sent via overnight mail, you may be required to pay a $10 fee that will be deducted directly from your redemption proceeds.

For the FBR Funds, a redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See the section entitled, “Frequent Trading Policy and Redemption Fee” in Exhibit C for more information.  In addition, you will be charged a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Funds’ transfer agent, except on certain institutional and broker/dealer accounts.

[3]

For the FBR Funds, “Other Expenses” include fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts or other types of group accounts.  For more information regarding administrative fees, see “ADDITIONAL INFORMATION ABOUT THE FBR FUNDS — Administrator,” below.  “Other Expenses” may fluctuate from year to year based on Fund’s investment operations and asset size.

[4]

Acquired Fund Fees and Expenses (“AFFE”) are those expenses incurred indirectly by a Fund as a result of investments in shares of one or more investment companies or pooled investment vehicles (“Acquired Funds”).  The costs associated with investments in the Acquired Funds are not direct costs paid by the Fund’s shareholders.

[5]

For the AFBA 5Star Large Cap Growth Fund, AFBA Investment Management has entered into a contractual agreement to limit fees and/or pay expenses in amounts necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 and shareholder service fees) to 1.28%, for the period August 1, 2009 through July 31, 2010.  Thereafter, AFBA Investment Management may either renew or terminate these arrangements at any time.  AFBA Investment Management may recoup any waived amount from the Fund pursuant to this agreement if such reimbursements do not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which AFBA Investment Management incurred the expense.

7

For the FBR Pegasus Fund™, FBR Fund Advisers has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent Total Annual Fund Operating Expenses for Investor Class and I Class shares exceed 1.25% and 1.00%, respectively, of the FBR Pegasus Fund™’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). FBR Fund Advisers has agreed to maintain these expense limitations through February 28, 2013. FBR Fund Advisers may recoup any waived amount from the Fund pursuant to this agreement if such reimbursements do not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which FBR Fund Advisers incurred the expense.

[6]	Net Fund Operating Expenses excluding AFFE for the FBR Pegasus Fund™ were 1.25% and 1.00% for Investor Class and I Class shares, respectively.

Example

The following examples are intended to help you compare the costs of investing in each Fund and the combined Fund.  The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown.  The examples also assume that your investment has a 5% return each year, that all distributions are reinvested and that each Fund’s operating expenses remain the same.  The examples reflect the contractual fee waivers of AFBA Investment Management and FBR Fund Advisers through the end of their respective terms.  Your actual costs may be higher or lower.

Fund	1 year	3 years	5 years	10 years
AFBA 5Star Large Cap Growth Fund
Advisor Class	$156	$592	$1,055	$2,338
I Class	$130	$516	$926	$2,073
Class C
Assuming Redemption[1]	$331	$819	$1,433	$3,091
Assuming No Redemption	$231	$819	$1,433	$3,091

FBR Pegasus Fund™
Investor Class	$129	$403	$903	$2,283
I Class	$104	$325	$3,647	$9,100

FBR Pegasus Fund™ Pro Forma Combined
Investor Class	$129	$403	$804	$1,927
I Class	$104	$325	$658	$1,600

1       This example assumes the deduction of the maximum CDSC at redemption.

AFBA 5Star Mid Cap Value Fund and FBR Pegasus Mid Cap Fund™

Advisor Class Shares/Class C Shares/Investor Class Shares

Fees and Expenses

Shareholder Transaction Fees (paid by you directly)	AFBA 5Star Mid Cap Value Fund – Advisor Class	AFBA 5Star Mid Cap Value Fund – Class C	FBR Pegasus Mid Cap Fund™ – Investor Class	FBR Pegasus Mid Cap Fund™ – Investor Class Pro Forma Combined
Maximum sales charge (load) on purchases	None	None	None	None
Maximum deferred sales charge (load)	None	1.00%[1]	None	None
Redemption Fee	2.00%[2]	2.00%[2]	1.00%[2]	1.00%[2]
8
Annual Fund Operating Expenses (paid from Fund assets)
Management Fee	0.80%	0.80%	0.90%	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%	1.00%	0.25%	0.25%
Other Expenses[3]	1.62%	1.62%	1.80%	1.16%
Acquired Fund Fees and Expenses[4]	0.00%	0.00%	0.02%	0.02%
Total Fund Operating Expenses	2.67%	3.42%	2.97%	2.33%
Fee Expense Reimbursement[5]	(1.10%)	(1.10%)	(1.60%)	(0.96%)
Net Fund Operating Expenses[5]	1.57%	2.32%	1.37%[6]	1.37%

Class I Shares/I Class Shares

Fees and Expenses

Shareholder Transaction Fees (paid by you directly)	AFBA 5Star Mid Cap Value Fund – Class I	FBR Pegasus Mid Cap Fund™ – I Class	FBR Pegasus Mid Cap Fund™ – I Class Pro Forma Combined
Maximum sales charge (load) on purchases	None	None	None
Maximum deferred sales charge (load)	None	None	None
Redemption Fee	2.00%[2]	1.00%[2]	1.00%[2]

Annual Fund Operating Expenses (paid from Fund assets)
Management Fee	0.80%	0.90%	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	None	None	None
Other Expenses[3]	1.62%	16.01%	1.06%
Acquired Fund Fees and Expenses[4]	0.00%	0.02%	0.02%
Total Fund Operating Expenses	2.42%	16.93%	1.98%
Fee Expense Reimbursement[5]	(1.10%)	(15.81%)	(0.86%)
Net Fund Operating Expenses[5]	1.32%	1.12%[6]	1.12%

[1]	Class C shares are subject to a 1.00% CDSC only if redeemed within the first year of purchase.

[2]

For the AFBA 5Star Funds, the redemption fee is calculated as a percentage of the amount redeemed and may be charged when shares are sold or exchanged within 60 days of purchase.  The fee is retained by the Fund and withheld from redemption proceeds.  If you effect a redemption via wire transfer, you may be required to pay fees, including a $10 wire fee and other fees, that will be deducted directly from your redemption proceeds.  If you request redemption checks to be sent via overnight mail, you may be required to pay a $10 fee that will be deducted directly from your redemption proceeds.

For the FBR Funds, a redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See the section entitled, “Frequent Trading Policy and Redemption Fee” in Exhibit C for more information.  In addition, you will be charged a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Funds’ transfer agent, except on certain institutional and broker/dealer accounts.

[3]

For the FBR Funds, “Other Expenses” include fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts or other types of group accounts.  For more information regarding administrative fees, see “ADDITIONAL INFORMATION ABOUT THE FBR FUNDS — Administrator,” below.  “Other Expenses” may fluctuate from year to year based on Fund’s investment operations and asset size.

9

[4]

AFFE are those expenses incurred indirectly by a Fund as a result of investments in shares of one or more Acquired Funds.  The costs associated with investments in the Acquired Funds are not direct costs paid by the Fund’s shareholders.

[5]

For the AFBA 5Star Mid Cap Value Fund, AFBA Investment Management has entered into a contractual agreement to limit fees and/or pay expenses in amounts necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 and shareholder service fees) to 1.39% for the period August 1, 2009 through July 31, 2010.  Thereafter, AFBA Investment Management may either renew or terminate these arrangements at any time.  AFBA Investment Management may recoup any waived amount from the Fund pursuant to this agreement if such reimbursements do not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which AFBA Investment Management incurred the expense.

For the FBR Pegasus Mid Cap Fund™, FBR Fund Advisers has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of the Investor Class and I Class shares of the Fund to the extent Total Annual Fund Operating Expenses exceed 1.35% and 1.10%, respectively, of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses or any other extraordinary expenses).  FBR Fund Advisers has agreed to maintain these expense limitations through February 28, 2013.  FBR Fund Advisers may recoup any waived amount from the Fund pursuant to this agreement if such reimbursements do not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which FBR Fund Advisers incurred the expense.

[6]	Net Fund Operating Expenses excluding AFFE for the FBR Pegasus Mid Cap Fund™ were 1.35% and 1.10% for Investor Class and I Class shares, respectively.

Example

The following examples are intended to help you compare the costs of investing in each Fund and the combined Fund.  The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown.  The examples also assume that your investment has a 5% return each year, that all distributions are reinvested and that each Fund’s operating expenses remain the same.  The examples reflect the contractual fee waivers of AFBA Investment Management and FBR Fund Advisers through the end of their respective terms.  Your actual costs may be higher or lower.

Fund	1 year	3 years	5 years	10 years
AFBA 5Star Mid Cap Value Fund
Advisor Class	$160	$725	$1,317	$2,922
I Class	$134	$649	$1,191	$2,673
Class C
Assuming Redemption[1]	$335	$949	$1,685	$3,629
Assuming No Redemption	$235	$949	$1,685	$3,629

FBR Pegasus Mid Cap Fund™
Investor Class	$139	$434	$1,108	$2,918
I Class	$114	$356	$3,712	$9,167

FBR Pegasus Mid Cap Fund™ Pro Forma Combined
Investor Class	$139	$434	$966	$2,427
I Class	$114	$356	$813	$2,083

1          This example assumes deduction of the maximum CDSC that would apply at redemption.

10

AFBA 5Star Small Cap Fund and FBR Pegasus Small Cap Growth Fund™

Advisor Class Shares/Class C Shares/Investor Class Shares

Fees and Expenses

Shareholder Transaction Fees (paid by you directly)	AFBA 5Star Small Cap Fund – Advisor Class	AFBA 5Star Small Cap Fund – Class C	FBR Pegasus Small Cap Growth Fund™ – Investor Class	FBR Pegasus Small Cap Growth Fund™ – Investor Class Pro Forma Combined
Maximum sales charge (load) on purchases	None	None	None	None
Maximum deferred sales charge (load)	None	1.00%[6]	None	None
Redemption Fee	2.00%[1]	2.00%[1]	1.00%[1]	1.00%[1]

Annual Fund Operating Expenses (paid from Fund assets)
Management Fee	0.80%	0.80%	0.90%	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%	1.00%	0.25%	0.25%
Other Expenses[2]	1.56%	1.56%	2.72%	1.20%
Acquired Fund Fees and Expenses[3]	0.00%	0.00%	0.00%	0.00%
Total Fund Operating Expenses	2.61%	3.36%	3.87%	2.35%
Fee Expense Reimbursement[4]	(1.04%)	(1.04%)	(2.42%)	(0.90%)
Net Fund Operating Expenses[4]	1.57%	2.32%	1.45%[5]	1.45%

Class I Shares/I Class Shares

Fees and Expenses

Shareholder Transaction Fees (paid by you directly)	AFBA 5Star Small Cap Fund – Class I	FBR Pegasus Small Cap Growth Fund™ – I Class	FBR Pegasus Small Cap Growth Fund™ – I Class Pro Forma Combined
Maximum sales charge (load) on purchases	None	None	None
Maximum deferred sales charge (load)	None	None	None
Redemption Fee	2.00%[1]	1.00%[1]	1.00%[1]

Annual Fund Operating Expenses (paid from Fund assets)
Management Fee	0.80%	0.90%	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	None	None	None
Other Expenses[2]	1.55%	13.88%	1.35%
Acquired Fund Fees and Expenses[3]	0.00%	0.00%	0.00%
Total Fund Operating Expenses	2.35%	14.78%	2.25%
Fee Expense Reimbursement[4]	(1.03%)	(13.58%)	(1.05%)
Net Fund Operating Expenses[4]	1.32%	1.20%[5]	1.20%

11

[1]

For the AFBA 5Star Funds, the redemption fee is calculated as a percentage of the amount redeemed and may be charged when shares are sold or exchanged within 60 days of purchase.  The fee is retained by the Fund and withheld from redemption proceeds.  If you effect a redemption via wire transfer, you may be required to pay fees, including a $10 wire fee and other fees, that will be deducted directly from your redemption proceeds.  If you request redemption checks to be sent via overnight mail, you may be required to pay a $10 fee that will be deducted directly from your redemption proceeds.

For the FBR Funds, a redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See the section entitled, “Frequent Trading Policy and Redemption Fee” in Exhibit C for more information.  In addition, you will be charged a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Funds’ transfer agent, except on certain institutional and broker/dealer accounts.

[2]

For the FBR Funds, “Other Expenses” include fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts or other types of group accounts.  For more information regarding administrative fees, see “ADDITIONAL INFORMATION ABOUT THE FBR FUNDS — Administrator,” below.  “Other Expenses” may fluctuate from year to year based on the Fund’s investment operations and asset size.

[3]

AFFE are those expenses incurred indirectly by a Fund as a result of investments in shares of one or more Acquired Funds.  The costs associated with investments in the Acquired Funds are not direct costs paid by the Fund’s shareholders.

[4]

For the AFBA 5Star Small Cap Fund, AFBA Investment Management has entered into a contractual agreement to limit fees and/or pay expenses in amounts necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 and shareholder service fees) to 1.39% for the period August 1, 2009 through July 31, 2010.  Thereafter, AFBA Investment Management may either renew or terminate these arrangements at any time. AFBA Investment Management may recoup any waived amount from the Fund pursuant to this agreement if such reimbursements do not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which AFBA Investment Management incurred the expense.

For the FBR Pegasus Small Cap Growth Fund™, FBR Fund Advisers has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of the Investor Class and I Class shares of the Fund to the extent Total Annual Fund Operating Expenses exceed 1.45% and 1.20%, respectively, of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses or any other extraordinary expenses).  FBR Fund Advisers has agreed to maintain these expense limitations through February 28, 2013.  FBR Fund Advisers may recoup any waived amount from the Fund pursuant to this agreement if such reimbursements do not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which FBR Fund Advisers incurred the expense.

[5]	Net Fund Operating Expenses excluding AFFE for the FBR Pegasus Small Cap Growth FundTM were 1.45% and 1.20% for Investor Class and I Class shares, respectively.

[6]	Class C shares are subject to a 1.00% CDSC only if redeemed within the first year of purchase.

Example

The following examples are intended to help you compare the costs of investing in each Fund and the combined Fund.  The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The examples also assume that your investment has a 5% return each year, that all distributions are reinvested and that each Fund’s operating expenses remain the same.  The examples reflect the contractual fee waivers of AFBA Investment Management and FBR Fund Advisers through the end of their respective terms.  Your actual costs may be higher or lower.

12

Fund	1 year	3 years	5 years	10 years
AFBA 5Star Small Cap Fund
Advisor Class	$160	$713	$1,292	$2,867
Class I	$134	$635	$1,162	$2,607
Class C
Assuming Redemption[1]	$335	$936	$1,661	$3,579
Assuming No Redemption	$235	$936	$1,661	$3,579

FBR Pegasus Small Cap Growth Fund™
Investor Class	$148	$459	$1,328	$3,588
I Class	$122	$381	$3,371	$8,635

FBR Pegasus Small Cap Growth Fund™ Pro Forma Combined
Investor Class	$148	$459	$994	$2,463
I Class	$122	$381	$898	$2,321

1          This example assumes deduction of the maximum CDSC that would apply at redemption.

AFBA 5Star Science & Technology Fund and FBR Technology Fund

Advisor Class Shares/Class C Shares/Investor Class Shares

Fees and Expenses

Shareholder Transaction Fees (paid by you directly)	AFBA 5Star Science & Technology Fund – Advisor Class	AFBA 5Star Science & Technology Fund – Class C	FBR Technology Fund – Investor Class	FBR Technology Fund – Investor Class Pro Forma Combined
Maximum sales charge (load) on purchases	None	None	None	None
Maximum deferred sales charge (load)	None	1.00%[1]	None	None
Redemption Fee	2.00%[2]	2.00%[2]	1.00%[2]	1.00%[2]

Annual Fund Operating Expenses (paid from Fund assets)
Management Fee	0.80%	0.80%	0.90%	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%	1.00%	0.25%	0.25%
Other Expenses[3]	1.99%	1.99%	1.85%	1.40%
Acquired Fund Fees and Expenses[4]	0.00%	0.00%	0.03%	0.03%
Total Fund Operating Expenses	3.04%	3.79%	3.03%	2.58%
Fee Expense Reimbursement[5]	(1.21%)	(1.21%)	(1.05%)	(0.60%)
Net Fund Operating Expenses[5]	1.83%	2.58%	1.98%[6]	1.98%

Class I Shares/I Class Shares

Fees and Expenses

Shareholder Transaction Fees (paid by you directly)	AFBA 5Star Science & Technology Fund – Class I	FBR Technology Fund™ – I Class	FBR Technology Fund™ – I Class Pro Forma Combined
Maximum sales charge (load) on purchases	None	None	None
Maximum deferred sales charge (load)	None	None	None
Redemption Fee	2.00%[2]	1.00%[2]	1.00%[2]
13
Annual Fund Operating Expenses (paid from Fund assets)
Management Fee	0.80%	0.90%	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	None	None	None
Other Expenses[3]	1.99%	1.85%	1.40%
Acquired Fund Fees and Expenses[4]	0.00%	0.03%	0.03%
Total Fund Operating Expenses	2.79%	2.78%	2.33%
Fee Expense Reimbursement[5]	(1.21%)	( 1.05%)	(0.60%)
Net Fund Operating Expenses[5]	1.58%	1.73%[5]	1.73%

[1]	Class C shares are subject to a 1.00% CDSC only if redeemed within the first year of purchase.

[2]

For the AFBA 5Star Funds, the redemption fee is calculated as a percentage of the amount redeemed and may be charged when shares are sold or exchanged within 60 days of purchase.  The fee is retained by the Fund and withheld from redemption proceeds.  If you effect a redemption via wire transfer, you may be required to pay fees, including a $10 wire fee and other fees, that will be deducted directly from your redemption proceeds.  If you request redemption checks to be sent via overnight mail, you may be required to pay a $10 fee that will be deducted directly from your redemption proceeds.

For the FBR Funds, a redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See the section entitled, “Frequent Trading Policy and Redemption Fee” in Exhibit C for more information.  In addition, you will be charged a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Funds’ transfer agent, except on certain institutional and broker/dealer accounts.

[3]

For the FBR Funds, “Other Expenses” include fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts or other types of group accounts.  For more information regarding administrative fees, see “ADDITIONAL INFORMATION ABOUT THE FBR FUNDS — Administrator,” below.  “Other Expenses” may fluctuate from year to year based on the Fund’s investment operations and asset size.

[4]

AFFE are those expenses incurred indirectly by a Fund as a result of investments in shares of one or more Acquired Funds.  The costs associated with investments in the Acquired Funds are not direct costs paid by the Fund’s shareholders.

[5]

For the AFBA 5Star Science & Technology Fund, AFBA Investment Management has entered into a contractual agreement to limit fees and/or pay expenses in amounts necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 and shareholder service fees) to 1.75% for the period August 1, 2009 through July 31, 2010.  Thereafter, AFBA Investment Management may either renew or terminate these arrangements at any time.  AFBA Investment Management may recoup any waived amount from the Fund pursuant to this agreement if such reimbursements do not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which AFBA Investment Management incurred the expense.

For the FBR Technology Fund, FBR Fund Advisers has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of the Investor Class shares and I Class shares of the Fund to the extent Total Annual Fund Operating Expenses exceed 1.95% and 1.70%, respectively, of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses or any other extraordinary expenses).  FBR Fund Advisers has agreed to maintain this expense limitation through February 28, 2013.  FBR Fund Advisers may recoup any waived amount from the Fund pursuant to this agreement if such reimbursements do not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which FBR Fund Advisers incurred the expense.

14

[6]	Net Fund Operating Expenses excluding AFFE for the FBR Technology Fund were 1.95% and 1.70% for Investor Class and I Class shares, respectively. The Fund’s I Class shares were not offered during the period presented and information for this share class has been presented on a pro forma basis based upon information for the Investor Class shares for the same period.

Example

The following examples are intended to help you compare the costs of investing in each Fund and the combined Fund.  The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown.  The examples also assume that your investment has a 5% return each year, that all distributions are reinvested and that each Fund’s operating expenses remain the same.  The examples reflect the contractual fee waivers of AFBA Investment Management and FBR Fund Advisers through the end of their respective terms.  Your actual costs may be higher or lower.

Fund	1 year	3 years	5 years	10 years
AFBA 5Star Science & Technology Fund
Advisor Class	$186	$826	$1,490	$3,270
Class I	$161	$751	$1,367	$3,031
Class C
Assuming Redemption[1]	$361	$1,047	$1,852	$3,951
Assuming No Redemption	$261	$1,047	$1,852	$3,951

FBR Technology Fund
Investor Class	$201	$621	$1,297	$3,106
I Class	$176	$545	$1,171	$2,862

FBR Technology Pro Forma Combined
Investor Class	$201	$621	$1,199	$2,771
I Class	$176	$545	$1,072	$2,518

1          This example assumes deduction of the maximum CDSC that would apply at redemption.

AFBA 5Star Balanced Fund and FBR Balanced Fund

Advisor Class Shares/Class C Shares/Investor Class Shares

Fees and Expenses

Shareholder Transaction Fees (paid by you directly)	AFBA 5Star Balanced Fund – Advisor Class	AFBA 5Star Balanced Fund – Class C	FBR Balanced Fund- Investor Class Pro Forma Combined
Maximum sales charge (load) on purchases	None	None	None
Maximum deferred sales charge (load)	None	1.00%[5]	None
Redemption Fee	2.00%[1]	2.00%[1]	1.00%[1]
15
Annual Fund Operating Expenses (paid from Fund assets)
Management Fee	0.80%	0.80%	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%	1.00%	0.25%
Other Expenses[2]	0.70%	0.70%	0.70%
Acquired Fund Fees and Expenses[3]	0.00%	0.00%	0.00%
Total Fund Operating Expenses	1.75%	2.50%	1.75%
Fee Expense Reimbursement[4]	(0.51%)	(0.51%)	(0.51)%
Net Fund Operating Expenses[4]	1.24%	1.99%	1.24%

Class I Shares/I Class Shares

Fees and Expenses

Shareholder Transaction Fees (paid by you directly)	AFBA 5Star Balanced Fund – Class I	FBR Balanced Fund – I Class Pro Forma Combined
Maximum sales charge (load) on purchases	None	None
Maximum deferred sales charge (load)	None	None
Redemption Fee	2.00%[1]	1.00%[1]

Annual Fund Operating Expenses (paid from Fund assets)
Management Fee	0.80%	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	None	None
Other Expenses[2]	0.70%	0.70%
Acquired Fund Fees and Expenses[3]	0.00%	0.00%
Total Fund Operating Expenses	1.50%	1.50%
Fee Expense Reimbursement[4]	(0.42%)	(0.42%)
Net Fund Operating Expenses[4]	1.08%	1.08%

[1]

For the AFBA 5Star Funds, the redemption fee is calculated as a percentage of the amount redeemed and may be charged when shares are sold or exchanged within 60 days of purchase.  The fee is retained by the Fund and withheld from redemption proceeds.  If you effect a redemption via wire transfer, you may be required to pay fees, including a $10 wire fee and other fees, that will be deducted directly from your redemption proceeds.  If you request redemption checks to be sent via overnight mail, you may be required to pay a $10 fee that will be deducted directly from your redemption proceeds.

For the FBR Funds, a redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See the section entitled, “Frequent Trading Policy and Redemption Fee” in Exhibit C for more information.  In addition, you will be charged a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Funds’ transfer agent, except on certain institutional and broker/dealer accounts.

[2]

For the FBR Funds, “Other Expenses” are based on amounts for the Fund’s current fiscal year and include fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts or other types of group accounts.  For more information regarding administrative fees, see “ADDITIONAL INFORMATION ABOUT THE FBR FUNDS — Administrator,” below.  “Other Expenses” may fluctuate from year to year based on the Fund’s investment operations and asset size.

[3]

AFFE are those expenses incurred indirectly by a Fund as a result of investments in shares of one or more Acquired Funds.  The costs associated with investments in the Acquired Funds are not direct costs paid by the Fund’s shareholders.

16

[4]

For the AFBA Balanced Fund, AFBA Investment Management has entered into a contractual agreement to limit fees and/or pay expenses in amounts necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 and shareholder service fees) to 1.08% for the period August 1, 2009 through July 31, 2010.  Thereafter, AFBA Investment Management may either renew or terminate these arrangements at any time.  In addition, effective as of February 2, 2009, AFBA Investment Management has also voluntarily agreed to limit fees and/or pay expenses in amounts necessary to limit Total Annual Fund Operating Expenses of the AFBA Balanced Fund to 0.99% (excluding Rule 12b-1 and shareholder service fees).  AFBA Investment Management may terminate this voluntary arrangement at any time.  AFBA Investment Management may recoup any waived amount from the Fund pursuant to this agreement if such reimbursements do not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which AFBA Investment Management incurred the expense.

For the FBR Balanced Fund, FBR Fund Advisers has entered into a contractual agreement to limit fees and/or pay expenses in amounts necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 and shareholder service fees, interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses or any other extraordinary expenses) to 1.08% through February 28, 2013. Thereafter, FBR Fund Advisers may either renew or terminate these arrangements at any time. In addition, FBR Fund Advisers has also voluntarily agreed to limit fees and/or pay expenses in amounts necessary to limit Total Annual Fund Operating Expenses of the FBR Balanced Fund to 0.99% (excluding Rule 12b-1 and shareholder service fees, interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses or any other extraordinary expenses) for the period until February 28, 2012. Thereafter, FBR Fund Advisers may either renew or terminate these voluntary arrangements at anytime. FBR Fund Advisers may recoup any waived amount from the Fund waived by it pursuant to this agreement or by its predecessor if such reimbursements do not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which FBR Fund Advisers or its predecessor incurred the expense.

[5]	Class C shares are subject to a 1.00% CDSC only if redeemed within the first year of purchase.

Example

The following examples are intended to help you compare the costs of investing in each Fund.  The examples assume that you invest $10,000 in each Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown.  The examples also assume that your investment has a 5% return each year, that all distributions are reinvested and that each Fund’s operating expenses remain the same.  The examples reflect the contractual fee waivers of AFBA Investment Management and FBR Fund Advisers through the end of their respective terms.  Your actual costs may be higher or lower.

Fund	1 year	3 years	5 years	10 years
AFBA 5Star Balanced Fund
Advisor Class	$135	$510	$910	$2,028
Class I	$110	$433	$779	$1,755
Class C
Assuming Redemption[1]	$311	$739	$1,293	$2,804
Assuming No Redemption	$211	$739	$1,293	$2,804

FBR Balanced Fund Pro Forma Combined
Investor Class	$126	$393	$797	$1,927
I Class	$110	$343	$692	$1,676

1          This example assumes deduction of the maximum CDSC that would apply at redemption.

17

AFBA 5Star Total Return Bond Fund and FBR Core Bond Fund

Advisor Class Shares/Class C Shares/Investor Class Shares

Fees and Expenses

Shareholder Transaction Fees (paid by you directly)	AFBA 5Star Total Return Bond Fund – Advisor Class	AFBA 5Star Total Return Bond Fund – Class C	FBR Core Bond Fund Investor Class – Pro Forma Combined
Maximum sales charge (load) on purchases	None	None	None
Maximum deferred sales charge (load)	None	1.00%[5]	None
Redemption Fee	2.00%[1]	2.00%[1]	1.00%[1]

Annual Fund Operating Expenses (paid from Fund assets)
Management Fee	0.80%	0.80%	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%	1.00%	0.25%
Other Expenses[2]	0.97%	0.97%	0.97%
Acquired Fund Fees and Expenses[3]	0.00%	0.00%	0.00%
Total Fund Operating Expenses	2.02%	2.77%	2.02%
Fee Expense Reimbursement[4]	(0.70%)	(0.70%)	(0.70%)
Net Fund Operating Expenses[4]	1.32%	2.07%	1.32%

Class I Shares/I Class Shares

Fees and Expenses

Shareholder Transaction Fees (paid by you directly)	AFBA 5Star Total Return Bond Fund- Class I	FBR Core Bond Fund- I Class- Pro Forma Combined
Maximum sales charge (load) on purchases	None	None
Maximum deferred sales charge (load)	None	None
Redemption Fee	2.00%[1]	1.00%[1]

Annual Fund Operating Expenses (paid from Fund assets)
Management Fee	0.80%	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	None	None
Other Expenses[2]	0.96%	0.96%
Acquired Fund Fees and Expenses[3]	0.00%	0.00%
Total Fund Operating Expenses	1.76%	1.76%
Fee Expense Reimbursement[4]	(0.69%)	(0.69)%
Net Fund Operating Expenses[4]	1.07%	1.07%

18

[1]

For the AFBA 5Star Funds, the redemption fee is calculated as a percentage of the amount redeemed and may be charged when shares are sold or exchanged within 60 days of purchase.  The fee is retained by the Fund and withheld from redemption proceeds.  If you effect a redemption via wire transfer, you may be required to pay fees, including a $10 wire fee and other fees, that will be deducted directly from your redemption proceeds.  If you request redemption checks to be sent via overnight mail, you may be required to pay a $10 fee that will be deducted directly from your redemption proceeds.

For the FBR Funds, a redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See the section entitled, “Frequent Trading Policy and Redemption Fee” in Exhibit C for more information.  In addition, you will be charged a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Funds’ transfer agent, except on certain institutional and broker/dealer accounts.

[2]

For the FBR Funds, “Other Expenses” are based on amounts for the Fund’s current fiscal year and include fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts or other types of group accounts.  For more information regarding administrative fees, see “ADDITIONAL INFORMATION ABOUT THE FBR FUNDS - Administrator,” below.  “Other Expenses” may fluctuate from year to year based on the Fund’s investment operations and asset size.

[3]

AFFE are those expenses incurred indirectly by a Fund as a result of investments in shares of one or more Acquired Funds.  The costs associated with investments in the Acquired Funds are not direct costs paid by the Fund’s shareholders.

[4]

For the AFBA Total Return Bond Fund, AFBA Investment Management has entered into a contractual agreement to limit fees and/or pay expenses in amounts necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 and shareholder service fees) to 1.05% for the period August 1, 2009 through July 31, 2010.  Thereafter, AFBA Investment Management may either renew or terminate these arrangements at any time.  AFBA Investment Management may recoup any waived amount from a Fund pursuant to these agreements if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which AFBA Investment Management incurred the expense.  AFBA Investment Management may recoup any waived amount from the Fund pursuant to this agreement if such reimbursements do not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which AFBA Investment Management incurred the expense.

For the FBR Core Bond Fund, FBR Fund Advisers has entered into a contractual agreement to limit fees and/or pay expenses in amounts necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 and shareholder service fees) to 1.05% through February 28, 2013.  Thereafter, FBR Fund Advisers may either renew or terminate these arrangements at any time.   FBR Fund Advisers may recoup any waived amount from the Fund waived by it pursuant to this agreement or by its predecessor if such reimbursements do not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which FBR Fund Advisers or its predecessor incurred the expense.

[5]	Class C shares are subject to a 1.00% CDSC only if redeemed within the first year of purchase.

Example

The following examples are intended to help you compare the costs of investing in each Fund.  The examples assume that you invest $10,000 in each Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown.  The examples also assume that your investment has a 5% return each year, that all distributions are reinvested and that each Fund’s operating expenses remain the same.  The examples reflect the contractual fee waivers of AFBA Investment Management and FBR Fund Advisers through the end of their respective terms.  Your actual costs may be higher or lower.

19

Fund	1 year	3 years	5 years	10 years
AFBA 5Star Total Return Bond Fund
Advisor Class	$134	$566	$1,023	$2,292
Class I	$109	$487	$889	$2,016
Class C
Assuming Redemption[1]	$310	$793	$1,402	$3,049
Assuming No Redemption	$210	$793	$1,402	$3,049

FBR Core Bond Fund Pro Forma Combined
Investor Class	$134	$418	$882	$2,168
I Class	$109	$340	$751	$1,898

1          This example assumes deduction of the maximum CDSC that would apply at redemption.

COMPARISON OF SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

A summary of the sales load, distribution and shareholder arrangements for the share classes involved in the Reorganizations is set forth in the table below.  A more detailed description of each share class follows the table.  More complete information regarding AFBA 5Star Funds may be found in Funds’ prospectus dated July 31, 2009.  More complete information regarding the FBR Funds may be found in Exhibit C to this Proxy Statement/Prospectus.  All classes of shares of the AFBA 5Star Funds and FBR Funds are sold at NAV without any sales charge.

Advisor Class/Investor Class

	AFBA 5Star Funds Advisor Class	The FBR Funds Investor Class
Sales Charge (load)	None.	None.
Distribution and/or Service (12b-1) Fee*	Subject to annual shareholder servicing fees of up to 0.25% of Fund’s total assets applicable to Advisor Class shares.	Subject to annual distribution fees of up to 0.25% of Fund’s total assets applicable to Investor Class shares.
Fund Expenses	Lower annual expenses than Class C shares.	Higher annual expenses than I Class shares.

*       The AFBA 5Star Funds have adopted a Shareholder Services Plan pursuant to Rule 12b-1 under which up to 0.25% of the Fund’s average daily net assets attributable to Advisor Class shares may be used to pay shareholder servicing fees.  The FBR Funds have adopted a distribution plan pursuant to Rule 12b-1 under which up to 0.25% of the FBR Funds’ average daily net assets attributable to the Investor Class shares may be used to pay distribution and shareholder services expenses.

Class I Shares/I Class Shares

	AFBA 5Star Funds Class I Shares	The FBR Funds I Class Shares
Sales Charge (load)	None.	None.
Distribution and/or Service (12b-1) Fee	None.	None.
Fund Expenses	Lower annual expenses than Advisor Class shares and Class C shares.	Lower annual expenses than Investor Class shares.

Class C Shares/Investor Class Shares

	AFBA 5Star Funds Class C Shares	The FBR Funds – Investor Class
Sales Charge (load)	No front-end sales charge; deferred charge (CDSC)† may apply.	None.
Distribution and/or Service (12b-1) Fee**	Subject to annual distribution and shareholder servicing fees of up to 1.00% of Fund’s total assets applicable to Class C shares.	Subject to annual distribution fees of up to 0.25% of Fund’s total assets applicable to Investor Class shares.
Fund Expenses	Higher annual expenses than Advisor Class or Class I shares.	Higher annual expenses than I Class shares.

20

†      A CDSC of 1.00% is applied to redemptions of Class C shares within one year of the date of purchase.  The AFBA 5Star Funds will use the first-in, first-out (FIFO) method to determine the holding period for the CDSC.  The date of the redemption will be compared to the earliest purchase date of shares held in the redeeming shareholder’s account.  The CDSC will be charged if the holding period is less than one year, using the anniversary date of a transaction to determine the one year mark.  As an example, shares purchased on December 1, 2009 would be subject to the CDSC if they were redeemed on or prior to December 1, 2010.  On or after December 2, 2010, they would not be subject to the CDSC.  Your financial consultant or institution may elect to waive some or all of the payment of the CDSC, thereby reducing or eliminating the otherwise applicable CDSC.

**     The AFBA 5Star Funds have adopted Distribution and Shareholder Service Plans pursuant to Rule 12b-1 under which up to 0.75% and 0.25% of the AFBA 5Star Funds’ average daily net assets attributable to Class C shares may be used to pay distribution and shareholder services expenses, respectively.  The FBR Funds have also adopted service and distribution plans pursuant to Rule 12b-under which up to 0.25% of the FBR Funds’ average daily net assets attributable to the Investor Class shares may be used to pay distribution and shareholder services expenses.

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES

The following tables compare the purchase, redemption and exchange policies and procedures of AFBA 5Star Funds and the FBR Funds.  More complete information regarding AFBA 5Star Funds may be found in the Funds’ prospectus dated July 31, 2009.  More complete information regarding the FBR Funds may be found in Exhibit C to this Proxy Statement/Prospectus.

Advisor Class/Investor Class

	AFBA 5Star Funds	The FBR Funds
Minimum Initial Investment	Regular (non-retirement) accounts: $500 IRA and Uniform Transfer (Gift) to Minors accounts: $250 Account with Automatic Monthly Investment Plan: $100	Regular (non-retirement) accounts: $2,000 Retirement accounts: $1,000 Account with Systematic Investment Program: $500
Minimum Additional Investment Amount	By wire: $500 By mail or telephone (ACH): $100 Account with Automatic Monthly Investment Plan: $50	Account with Systematic Investment Program: $50 All other accounts: none
Purchases	By telephone, regular mail, overnight service or wire transfer. Automatic Monthly Investment Plan.

  FBR Investment Services, Inc. (“FBR Services”) has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase orders for the Funds by check or wire.  Financial intermediaries (other than FBR Services) may charge additional fees or impose conditions on investments in addition to or different from those described in this Proxy Statement/Prospectus.

  Through the transfer agent.

  By telephone, regular mail, overnight service or wire transfer.

21

Class I/I Class

	AFBA 5Star Funds	The FBR Funds
Minimum Initial Investment	Regular (non-retirement) accounts: $500 IRA and Uniform Transfer (Gift) to Minors accounts: $250	$1,000,000
Minimum Additional Investment Amount	By wire: $500 By mail or telephone (ACH): $100 Account with Automatic Monthly Investment Plan: $50	None.
Purchases	By telephone, regular mail, overnight service or wire transfer. Automatic Monthly Investment Plan.

FBR Services has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase orders for the Funds by check or wire.  Financial intermediaries (other than FBR Services) may charge additional fees or impose conditions on investments in addition to or different from those described in this Proxy Statement/Prospectus.

Class C/Investor Class

	AFBA 5Star Funds	The FBR Funds – Investor Class
Minimum Initial Investment	Regular (non-retirement) accounts: $500 IRA and Uniform Transfer (Gift) to Minors accounts: $100 Account with Automatic Monthly Investment Plan: $250	Regular (non-retirement) accounts: $2,000 Retirement accounts: $1,000 Account with Systematic Investment Program: $500
Minimum Additional Investment Amount	By wire: $500 By mail or telephone (ACH): $100 Account with Automatic Monthly Investment Plan: $50	Account with Systematic Investment Program: $50 All other accounts: none
Purchases	By telephone, regular mail, overnight service or wire transfer. Automatic Monthly Investment Plan.

  FBR Services has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase orders for the Funds by check or wire.  Financial intermediaries (other than FBR Services) may charge additional fees or impose conditions on investments in addition to or different from those described in this Proxy Statement/Prospectus.

  Through the transfer agent.

22

All Classes

	AFBA 5Star Funds	The FBR Funds
Redemptions

Redemptions other than by mail, phone or telegraph are subject to certain minimums, and may also be subject to a fee:

  $1,000 by wire

  $100 by ACH

  $100 ($50 for Class I shares) by automatic monthly exchanges to another AFBA 5Star Fund

  $50 through a systematic redemption plan

  Shareholders may redeem their shares on any day the New York Stock Exchange is open for trading (a “Business Day”).  The price a shareholder receives for the shares will be the NAV next determined after the order is received in proper form.

  Your account may be redeemed after 60 days’ written notice to you if your account’s NAV has fallen below $1,000 due to redemptions.  If you receive notice that your account will be redeemed, you may avoid the redemption by investing additional amounts in your account to bring the balance over $1,000.  You will not be required to redeem your account that has fallen below $1,000 due to market fluctuations.

Redemption Fee

The AFBA 5Star Funds charge a redemption fee of 2% on proceeds from shares redeemed or exchanged within 60 days following their acquisition (either by purchase or exchange), subject to certain exceptions and limitations.  The redemption fee will be calculated as a percentage of the NAV of such shares at the time of redemption.  This redemption fee is paid directly to the AFBA 5Star Fund from which shares are redeemed and exchanged.  For purposes of applying the redemption fee, shares held the longest will be treated as being redeemed first and those shares held the shortest as being redeemed last.

The FBR Funds charge a redemption fee of 1% of the amount redeemed if shareholders redeem or exchange shares within 90 days of purchasing them, subject to certain exceptions and limitations.  The 1% redemption fee on shares redeemed (including exchanges) within 90 days of purchase is deducted from the redemption proceeds, is payable to the applicable FBR Fund.  To calculate the redemption fee, the date of the redemption will be compared with the earliest purchase date of shares held in the account, and shares held the longest will be treated as being redeemed first and those shares held the shortest as being redeemed last.

Exchanges

  For exchanges into another AFBA 5Star Fund, shareholders must meet the minimum investment requirement of the AFBA 5Star Fund into which they are exchanging.

  Among other limitations, the shares must have been held in an open account for 15 days or more and the shareholder’s current Fund must have received good payment the shares before shares will be exchanged.

  Shareholders may exchange their shares of a FBR Fund for the same class of shares of another FBR Fund.

  Please note that proceeds of shares exchanged within 90 days of purchase will be subject to a 1% redemption fee.

  The exchange privilege may be modified or withdrawn at any time and is subject to certain limitations.

Transfer Agent	PNC Global Investment Servicing	JPMorgan Chase Bank, N.A.

COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The following summarizes and compares the principal risks of investing in the Funds.  The fact that a risk is not listed as a principal risk does not necessarily mean that shareholders of that Fund are not subject to that risk.  You may lose money on your investment in any Fund.  The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in a Fund, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares.

23

AFBA 5Star Large Cap Growth Fund and FBR Pegasus Fund™

Because of the similarities between the investment objectives and strategies of the Funds, the risks of investing in the AFBA 5Star Large Cap Growth Fund are similar to the risks of investing in the FBR Pegasus Fund™.

Equity Securities: Because each Fund invests primarily in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Funds, can affect each Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, and the forecasts for the issuer’s industry and the value of the issuer’s assets.  Holders of equity securities only have rights to value in the company after all the debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

Foreign Investments: Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Distinct Risks and Investment Restrictions of the Funds

Large Capitalization Stocks: The AFBA 5Star Large Cap Growth Fund invests primarily in large cap companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Large cap companies are also sometimes unable to attain the high growth rates of successful, small cap companies, especially during extended periods of economic expansion.

Small and Mid Capitalization Stocks: The FBR Pegasus Fund™ is intended for investors who are seeking above-average gains.  Investing in the Fund involves the risk of investing in small-cap and mid-cap companies, which generally involve greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of mid-cap and small-cap companies usually have more limited marketability.  Because mid-cap and small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.  Additionally, securities of mid-cap and small-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies and typically there is less publicly available information concerning mid-cap and small-cap companies than for larger, more established companies.  Although investing in securities of mid-cap and small-cap companies offers potential above-average returns if the companies are successful, there is a risk that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.  The trading markets for securities of small-cap and mid-cap issuers may be less liquid than securities of larger companies.  Securities of mid-cap and small-cap companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets or financial resources and may lack management depth.  Securities of mid-cap and small-cap companies also may be more volatile than larger companies or the market averages in general because of their general susceptibility to economic downturns, especially in the financial services group of industries where changes in interest rates and demand for financial services are so closely tied to the economy.

Non-Diversification: The FBR Pegasus Fund™ is classified as a “non-diversified” investment company under the 1940 Act, which means each Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.  However, the Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, which requires that, among other things, at the close of each quarter of the Fund’s taxable year, the Fund may not (1) with respect to 50% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of outstanding voting securities of any one  issuer, or (2) invest more than 25% of the value of its total assets in the securities of any one issuer.  These limits do not apply to U.S. Government securities or securities of other registered investment companies.

24

IPOs: The AFBA 5Star Large Cap Growth Fund may invest in IPOs.  Investment in IPOs involve the risks that the market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.  Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time, which may increase the turnover of the Fund’s portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs.  In addition, the Fund’s sub-adviser cannot guarantee continued access to IPOs.

Derivatives Investments: Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator.  The FBR Pegasus Fund™ may use derivatives for either hedging or non-hedging purposes, or for both purposes, including for purposes of enhancing return.  Investing for non-hedging purposes may be considered speculative and involve additional risks.

The use of derivative instruments exposes the Fund to additional risks and transaction costs.  Risks inherent in the use of derivative instruments include:

  the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates;

  imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

  the fact that skills needed to use these strategies are different than those needed to select portfolio securities;

  the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

  leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument; and

  particularly in the case of privately-negotiated instruments, the risk that the counter-party will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

AFBA 5Star Mid Cap Value Fund and FBR Pegasus Mid Cap Fund™

Because of the similarities between the investment objectives and strategies of the Funds, the risks of investing in the AFBA 5Star Mid Cap Value Fund are similar to the risks of investing in the FBR Pegasus Mid Cap Fund™.

Equity Securities: Because each Fund invests primarily in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Funds, can affect each Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, and the forecasts for the issuer’s industry and the value of the issuer’s assets.  Holders of equity securities only have rights to value in the company after all the debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

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Small and Mid Capitalization Stocks: The Funds are intended for investors who are seeking above-average gains.  Investing in the Funds involves the risk of investing in small-cap and mid-cap companies, which generally involve greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of mid-cap and small-cap companies usually have more limited marketability.  Because mid-cap and small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.  Additionally, securities of mid-cap and small-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies and typically there is less publicly available information concerning mid-cap and small-cap companies than for larger, more established companies.  Although investing in securities of mid-cap and small-cap companies offers potential above-average returns if the companies are successful, there is a risk that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.  The trading markets for securities of small-cap and mid-cap issuers may be less liquid than securities of larger companies.  Securities of mid-cap and small-cap companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets or financial resources and may lack management depth.  Securities of mid-cap and small-cap companies also may be more volatile than larger companies or the market averages in general because of their general susceptibility to economic downturns, especially in the financial services group of industries where changes in interest rates and demand for financial services are so closely tied to the economy.

Foreign Investments: The Funds’ investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Distinct Risks and Investment Restrictions of the Funds

Derivatives Investments: Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator.  The FBR Pegasus Mid Cap Fund™ may use derivatives for either hedging or non-hedging purposes, or for both purposes, including for purposes of enhancing return.  Investing for non-hedging purposes may be considered speculative and involve additional risks.

The use of derivative instruments exposes the Fund to additional risks and transaction costs.  Risks inherent in the use of derivative instruments include:

  the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates;

  imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

  the fact that skills needed to use these strategies are different than those needed to select portfolio securities;

  the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

  leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument; and

  particularly in the case of privately-negotiated instruments, the risk that the counter-party will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

Non-Diversification: The FBR Pegasus Mid Cap Fund™ is classified as a “non-diversified” investment company under the 1940 Act, which means each Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.  However, the Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, which requires that, among other things, at the close of each quarter of the Fund’s taxable year, the Fund may not (1) with respect to 50% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of outstanding voting securities of any one  issuer, or (2) invest more than 25% of the value of its total assets in the securities of any one issuer.  These limits do not apply to U.S. Government securities or securities of other registered investment companies.

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AFBA 5Star Small Cap Fund and FBR Pegasus Small Cap Growth Fund™

Because of the similarities between the investment objectives and strategies of the Funds, the risks of investing in the AFBA 5Star Small Cap Fund are similar to the risks of investing in the FBR Pegasus Small Cap Growth Fund™.

Equity Securities: Because each Fund invests primarily in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Funds, can affect each Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, and the forecasts for the issuer’s industry and the value of the issuer’s assets.  Holders of equity securities only have rights to value in the company after all the debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

Small Capitalization Stocks: Investing in the Funds involves the risks of investing in small-cap companies, which generally involve greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies.  Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile.  Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Foreign Investments: The Funds’ investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Distinct Risks and Investment Restrictions of the Funds

IPOs: To the extent the FBR Pegasus Small Cap Growth Fund™ invests in IPOs, it will be subject to certain risks because companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain.  Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information.

Derivatives Investments: Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator.  The FBR Pegasus Small Cap Growth Fund™ may use derivatives for either hedging or non-hedging purposes, or for both purposes, including for purposes of enhancing return.  Investing for non-hedging purposes may be considered speculative and involve additional risks.

The use of derivative instruments exposes the Fund to additional risks and transaction costs.  Risks inherent in the use of derivative instruments include:

27

  the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates;

  imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

  the fact that skills needed to use these strategies are different than those needed to select portfolio securities;

  the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

  leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument; and

  particularly in the case of privately-negotiated instruments, the risk that the counter-party will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

Non-Diversification: The FBR Pegasus Small Cap Growth Fund™ is classified as a “non-diversified” investment company under the 1940 Act, which means each Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.  However, the Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, which requires that, among other things, at the close of each quarter of the Fund’s taxable year, the Fund may not (1) with respect to 50% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of outstanding voting securities of any one  issuer, or (2) invest more than 25% of the value of its total assets in the securities of any one issuer.  These limits do not apply to U.S. Government securities or securities of other registered investment companies.

AFBA 5Star Science & Technology Fund and FBR Technology Fund

Because of the similarities between the investment objectives and strategies of the Funds, the risks of investing in the AFBA 5Star Science & Technology Fund are similar to the risks of investing in the FBR Technology Fund.

Equity Securities: Because each Fund invests primarily in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Funds, can affect each Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, and the forecasts for the issuer’s industry and the value of the issuer’s assets.  Holders of equity securities only have rights to value in the company after all the debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

Industry Concentration: The Funds are intended for investors who are seeking above-average gains and are willing to accept the risks of concentrating their investments in securities within an industry or group of industries.  Because of their narrow industry focus, the performance of the Funds is tied closely to and is affected by developments in the technology industry (and the science-related industries, in the case of the AFBA 5Star Science & Technology Fund) and its related businesses.  The value of the Fund’s shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries.  Companies in the technology and science-related industries face special risks.  For example, the industries face such challenges as rapid changes in technology, availability of capital, costs of research and development, government regulation and relatively high risks of obsolescence caused by scientific and technological advances.  In addition, the technology sector is subject to the risk of aggressive product prices due to competitive pressure from numerous market entrants.  Therefore, the value of such companies is particularly vulnerable to abrupt or erratic movements.  These price movements may have a larger impact on the Funds than on a fund with a more broadly diversified portfolio.

Foreign Investments: The Funds’ investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

28

Distinct Risks and Investment Restrictions of the Funds

Small and Mid Capitalization Stocks: Investing in the FBR Technology Fund involves the risk of investing in small-cap and mid-cap companies, which generally involve greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of mid-cap and small-cap companies usually have more limited marketability.  Because mid-cap and small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.  Additionally, securities of mid-cap and small-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies and typically there is less publicly available information concerning mid-cap and small-cap companies than for larger, more established companies.  Although investing in securities of mid-cap and small-cap companies offers potential above-average returns if the companies are successful, there is a risk that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.  The trading markets for securities of small-cap and mid-cap issuers may be less liquid than securities of larger companies.  Securities of mid-cap and small-cap companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets or financial resources and may lack management depth.  Securities of mid-cap and small-cap companies also may be more volatile than larger companies or the market averages in general because of their general susceptibility to economic downturns, especially in the financial services group of industries where changes in interest rates and demand for financial services are so closely tied to the economy.

IPOs: To the extent the FBR Technology Fund invests in IPOs, it will be subject to certain risks because companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain.  Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information.

Derivatives Investments: Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator.  The FBR Technology Fund may use derivatives for either hedging or non-hedging purposes, or for both purposes, including for purposes of enhancing return.  Investing for non-hedging purposes may be considered speculative and involve additional risks.

The use of derivative instruments exposes the Fund to additional risks and transaction costs.  Risks inherent in the use of derivative instruments include:

  the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates;

  imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

  the fact that skills needed to use these strategies are different than those needed to select portfolio securities;

  the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

  leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument; and

  particularly in the case of privately-negotiated instruments, the risk that the counter-party will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

29

Non-Diversification: The FBR Technology Fund is classified as a “non-diversified” investment company under the 1940 Act, which means each Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.  However, the Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, which requires that, among other things, at the close of each quarter of the Fund’s taxable year, the Fund may not (1) with respect to 50% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of outstanding voting securities of any one  issuer, or (2) invest more than 25% of the value of its total assets in the securities of any one issuer.  These limits do not apply to U.S. Government securities or securities of other registered investment companies.

AFBA 5Star Balanced Fund and FBR Balanced Fund

Because the investment objectives and strategies of the AFBA 5Star Balanced Fund and FBR Balanced Fund are identical, the risks of investing in AFBA 5Star Balanced Fund are the same as the risks of investing in FBR Balanced Fund.

Equity Securities: Because each Fund normally invests a portion of their assets in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Funds, can affect each Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, and the forecasts for the issuer’s industry and the value of the issuer’s assets.  Holders of equity securities only have rights to value in the company after all the debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

Debt Securities: The yields and principal values of debt securities will also fluctuate.  Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

High Yield Debt Securities: The Funds may invest a small portion of their assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.  Lower-rated securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies.  Lower-rated securities also tend to have less liquid markets than higher-rated securities.  In addition, market prices of lower-rated bonds tend to react more negatively to adverse economic or political changes, investor perceptions or individual corporate developments than the market prices of higher-rated bonds.

Foreign Investments: Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Mortgage-Backed and Asset-Backed Securities: The Funds invest in mortgage-backed and asset-backed securities, which are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security.  This may reduce a Fund’s share price and income distribution.

IPOs: Investment in IPOs involve the risks that the market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.  A the fund’s assets grow, the effect of the fund’s investments in IPOs on the fund’s performance probably will decline, which could reduce the fund’s performance.  Because of the price volatility of IPO shares, the Funds may choose to hold IPO shares for a very short period of time, which may increase the turnover of the Funds’ portfolio and may lead to increased expenses to the Funds, such as commissions and transaction costs.  In addition, the Funds’ sub-advisers cannot guarantee continued access to IPOs.

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AFBA 5Star Total Return Bond Fund and FBR Core Bond Fund

Because the investment objectives and strategies of the AFBA 5Star Total Return Bond Fund and FBR Core Bond Fund are identical, the risks of investing in AFBA 5Star Total Return Bond Fund are the same as the risks of investing in FBR Core Bond Fund.

Debt Securities: The yields and principal values of debt securities will also fluctuate.  Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

High Yield Debt Securities: The Funds may invest a small portion of their assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.  Lower-rated securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies.  Lower-rated securities also tend to have less liquid markets than higher-rated securities.  In addition, market prices of lower-rated bonds tend to react more negatively to adverse economic or political changes, investor perceptions or individual corporate developments than the market prices of higher-rated bonds.

Foreign Investments: Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Mortgage-Backed and Asset-Backed Securities: The Funds invest in mortgage-backed and asset-backed securities, which are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security.  This may reduce a Fund’s share price and income distribution.

IPOs: Investment in IPOs involve the risks that the market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.  A the fund’s assets grow, the effect of the fund’s investments in IPOs on the fund’s performance probably will decline, which could reduce the fund’s performance.  Because of the price volatility of IPO shares, the Funds may choose to hold IPO shares for a very short period of time, which may increase the turnover of the Funds’ portfolio and may lead to increased expenses to the Funds, such as commissions and transaction costs.  In addition, the Funds’ sub-advisers cannot guarantee continued access to IPOs.

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INFORMATION ABOUT THE REORGANIZATIONS

The Agreements and Plans of Reorganization

The terms and conditions under which the proposed Reorganizations may be consummated are set forth in the Agreements and Plans of Reorganization.  Significant provisions of the Agreements and Plans of Reorganization are summarized below; however, this summary is qualified in its entirety by reference to the form of each Agreement and Plan of Reorganization attached to this Proxy Statement/Prospectus as Exhibit A.

Each Agreement and Plan of Reorganization provides for: (i) the transfer, as of the Closing Date, of all of the assets of the applicable AFBA 5Star Fund in exchange for shares of beneficial interest of the corresponding FBR Fund and the assumption by the FBR Fund of all of the AFBA 5Star Fund’s liabilities; and (ii) the distribution of shares of the FBR Fund to shareholders of AFBA 5Star Fund, as provided for in the Agreement and Plan of Reorganization. Each of the  AFBA 5Star Funds will then be terminated and liquidated.

After the Reorganizations, each shareholder of an AFBA 5Star Fund will own shares of the corresponding FBR Fund having an aggregate value equal to the aggregate value of the shares in the AFBA 5Star Fund held by that shareholder as of the Closing Date.  Please refer to the Introduction to this Proxy Statement/Prospectus for information regarding which share class AFBA 5Star Fund shareholders will receive in exchange for their Advisor Class, Class I and Class C shares from the corresponding FBR Fund if the Reorganization is approved by shareholders of an AFBA 5Star Fund.  In the interest of economy and convenience, shares of The FBR Funds will not be represented by physical certificates.

Until the Closing Date, shareholders of AFBA 5Star Funds will continue to be able to redeem or exchange their shares.

The obligations of the Funds under the Agreements and Plans of Reorganization are subject to various conditions, including approval of the shareholders of each of the AFBA 5Star Funds.  The Agreements and Plans of Reorganization may be terminated by mutual agreement of the parties or on certain other grounds.  The consummation of a Reorganization between an AFBA 5Star Fund and a FBR Fund shall not be contingent on the approval by shareholders of another AFBA 5Star Fund.  Please refer to Exhibit A to review the terms and conditions of the Agreement and Plans of Reorganization.

Reasons for the Reorganizations and Board Considerations

The proposed Reorganizations were presented to the Board of Trustees of the Trust for consideration at a meeting held on November 17, 2009.  At this meeting, representatives of AFBA Investment Management provided, and the Board reviewed, detailed information about the proposed Reorganizations.  For the reasons discussed below, the Trustees, including all of the Independent Trustees, determined that the Reorganizations are in the best interests of the Funds and their shareholders and voted to approve the Reorganizations and to present them to shareholders for approval.

Representatives of AFBA Investment Management had informed the Board of Trustees of AFBA 5Star Funds that they had determined that it would be advisable and in the best interests of AFBA 5Star Funds and their shareholders for AFBA Investment Management to seek a strategic business combination with a larger mutual fund organization, and, therefore, AFBA Investment Management explained to the Board of the AFBA 5Star Funds that, after review and evaluation of possible alternatives, AFBA Investment Management was recommending a fund restructuring with another fund group.  Following a review of various candidates by AFBA Investment Management, AFBA Investment Management recommended that the Trustees approve the reorganization proposal of FBR Fund Advisers.  After reviewing and considering a number of factors relating to FBR Fund Advisers and the FBR Funds, AFBA 5Star Funds’ Trustees have determined that the reorganization of AFBA 5Star Funds into the corresponding series of the FBR Funds is in the best interests of the shareholders of each of the AFBA 5Star Funds.

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The Board of Trustees of the Trust, in recommending the proposed Reorganizations, considered a number of factors in connection with this decision.  Among the factors considered by the Board were: (1) the nature, extent and quality of the services provided by FBR Fund Advisers; (2) the terms of the proposed Reorganizations, including the anticipated tax-free nature of the transactions for the Funds and their shareholders; (3) the viability of the Funds absent approval of the Reorganizations, and alternatives to the Reorganizations including the potential for restructuring with different funds; (4) that AFBA 5Star Funds shareholders will likely benefit from economies of scale expected to be realized as a result of FBR Fund Advisers’ efforts to increase the size of the FBR Funds following the Reorganizations; (5) the operating expense ratios of the Funds and the potential for lower operating expenses for the Funds as a result of the Reorganizations; (6) the plans to maintain the current portfolio managers for the AFBA 5Star Balanced and AFBA 5Star Total Return Bond Funds as portfolio managers following the closing of the Reorganizations (7) the nature, extent and quality of the non-advisory services to be provided by various service providers to the Funds following the closing of the Reorganizations, including the fund administration, fund accounting, shareholder servicing, distribution, transfer agency and custody services; and (8) that the AFBA 5Star Funds’ shareholders will not bear any costs of the Reorganizations.

The Board of Trustees of the Trust were also advised that AFBA Investment Management intends to rely on Section 15(f) of the 1940 Act which provides a non-exclusive safe harbor for an investment adviser to an investment company, and any of the investment adviser’s affiliated persons (as such term is defined in the 1940 Act), to receive any amount or benefit in connection with a change in control of the investment adviser so long as two conditions are met.  First, for a period of three years after the closing of the Reorganizations, at least 75% of the Trustees must be persons who are not “interested persons” of the predecessor or successor adviser.  AFBA Investment Management and FBR Fund Advisers have indicated that they intend to take the necessary actions to comply with this 75% requirement with respect to the Trustees of the Funds for the three-year period following the closing of the Reorganizations.  The second condition of Section 15(f) is that, for a period of two years following an acquisition of an investment adviser to mutual funds, there must not be imposed on the subject funds any “unfair burden” as a result of the acquisition or any express or implied terms, conditions or understandings related to it.  An “unfair burden” would include any arrangement whereby an investment adviser, or any interested person of the investment adviser, would receive or be entitled to receive any compensation, directly or indirectly, from each Fund or its shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of each subject fund (other than bona fide ordinary compensation as principal underwriter for the subject funds).  In this regard, the Trustees were informed that AFBA Investment Management and FBR Fund Advisers have indicated that they intend to take the necessary actions to comply with this requirement of Section 15(f) and that, as a result, no special compensation arrangements are contemplated in connection with the Reorganizations.

THE TRUSTEES OF THE TRUST RECOMMEND THAT FUND SHAREHOLDERS APPROVE THE
PROPOSED REORGANIZATION TRANSACTIONS

Tax Considerations

The Reorganizations are intended to qualify for Federal income tax purposes as tax-free reorganizations under Section 368 of the Internal Revenue Code of 1986, as amended.  Accordingly, pursuant to this treatment, neither AFBA 5Star Funds nor its shareholders, nor The FBR Funds nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Agreements and Plans of Reorganization.  As a condition to the Closing of the Reorganizations, AFBA 5Star Funds will receive an opinion from the law firm of Dechert LLP, counsel to the FBR Funds, to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the AFBA 5Star Funds.

Immediately prior to certain of the Reorganizations, each AFBA 5Star Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Funds’ investment company taxable income for taxable years ending on or prior to the Reorganizations (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganizations (after reduction for any available capital loss carry forward).  Such dividends will be included in the taxable income of the Fund shareholders.  In connection with the Reorganizations, it is anticipated that the AFBA 5Star Funds will sell certain of their portfolio securities which are not intended to be retained by their respective FBR Funds.  The sales of these portfolio securities may cause potentially adverse tax results for certain taxable investors because such sales may result in the recognition of capital gains, depending upon the specific circumstances of the portfolio security.

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There may be limitation on the amount of any capital loss carryover that may be transferred from an AFBA 5Star Fund to a FBR Fund.  This limitation could result in certain capital losses expiring before being used.  However, there is no assurance that such losses would be used even in the absence of the Reorganizations.  Any restrictions on the utilization of capital loss carryforwards will depend on the facts and circumstances at the time of the Closings of the Reorganizations.

You should consult your tax advisor regarding the effect, if any, of the Reorganizations in light of your individual circumstances.  Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganizations, you should also consult your tax advisor as to state and other local tax consequences, if any, of the Reorganizations.

Expenses of the Reorganization

AFBA Investment Management and FBR Fund Advisers are responsible for their respective expenses related to the Reorganizations and none of the Funds will bear any of the costs or expenses of the Reorganizations.

ADDITIONAL INFORMATION ABOUT THE FBR FUNDS

Investment Adviser

FBR Fund Advisers, Inc., located at 1001 Nineteenth Street North, Arlington, Virginia 22209, serves as the investment adviser to the Funds.  FBR Fund Advisers directs the investment of each Fund’s assets, subject at all times to the supervision of the Board of Trustees of The FBR Funds.  The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase and sale of each Fund’s investments, with the exception of the FBR Balanced and Core Bond Funds, for which it has retained sub-advisers.  FBR Fund Advisers was organized as a Delaware corporation in 1996 and is registered with the SEC as an investment adviser.  As of December 31, 2009, it managed approximately $1.3 billion of net assets on behalf of the Funds.  FBR Fund Advisers is a subsidiary of FBR Capital Markets Corp.

Pursuant to its Investment Advisory Agreements with The FBR Funds, for its services to the FBR Funds, FBR Fund Advisers is entitled to receive a monthly fee at an annual rate of 0.90% of the average daily net assets of each of the FBR Funds other than the FBR Balanced and  Core Bond Funds, and it is entitled to receive a monthly fee at an annual rate of 0.80% from each of these Funds.  FBR Fund Advisers may periodically waive all or a portion of its advisory fee with respect to each Fund.

Section 15 of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisors to investment companies be approved by shareholders.  As interpreted, this requirement also applies to the appointment of a sub-adviser to the FBR Funds.  At a shareholder meeting initially convened on October 23, 2009, and subsequently reconvened, following adjournment, until November 13, 2009, FBR Fund shareholders approved a so-called “manager of managers” arrangement to permit certain of the FBR Funds and FBR Fund Advisers to enter into, and materially amend, sub-advisory agreements with any sub-advisers retained by FBR Fund Advisers and the FBR Funds to manage the FBR Funds without obtaining shareholder approval, provided that the Board of Trustees of the FBR Funds have concluded that any such arrangements are in the best interests of the shareholders of the affected Fund.  The Board, including the Independent Trustees, has approved the use of a manager of managers arrangement, and any such arrangement utilized by the FBR Funds would be subject to Board oversight and conditions imposed by the SEC in either a rule or an exemptive order, including the requirement that any sub-advisory agreement or material change to such agreement be approved by the Board (including a majority of the Independent Trustees).  As of the date of this Proxy Statement/Prospectus, neither FBR Fund Advisers nor the FBR Funds has received an exemptive order permitting them to utilize the manager of managers arrangement, but they intend to seek an order from the SEC in the near future.

Information regarding the basis for the Board’s approval of the FBR Funds’ (except for the FBR Balanced and Core Bond Funds, which are newly created Funds) investment advisory agreements is available in the FBR Funds’ annual shareholder report for the fiscal year ended October 31, 2009.  For the FBR Balanced and Core Bond Funds, information regarding the basis for the Board’s approval of the Funds’ investment advisory and sub-advisory agreements will be available in the first shareholder report following the completion of the Reorganizations.

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Sub-Advisers

Pursuant to an Investment Advisory Agreement between FBR Fund Advisers and the FBR Funds, FBR Fund Advisers has retained London Co. and FCI as sub-advisers to the FBR Balanced Fund and FCI as sub-adviser to the FBR Core Bond Fund.

London Co., located at 1801 Bayberry Court, Suite 301, Richmond, VA 23226, will manage the FBR Balanced Fund’s equity investments.  London Co. had $1.1 billion in assets under management as of December 31, 2009.

FCI, located at 442 West 47th Street, Kansas City, MO 64110, will manage the FBR Balanced Fund’s fixed- income investments and the FBR Core Bond Fund.  FCI had $3.5 billion in assets under management as of December 31, 2009.

For their services to the FBR Balanced Fund, London Co. and FCI are entitled to receive a monthly fee at an annual rate of 0.33% and 0.27%, respectively, of the portion of average daily net assets each sub-adviser manages.  For its services to the FBR Core Bond Fund, FCI is entitled to receive a monthly fee at an annual rate of 0.27% of average daily net assets.

Administrator

JPMorgan Chase Bank N.A. (“JPMorgan”) serves as the administrator to the FBR Funds and provides pursuant to an Administration Agreement (“Agreement”) day-to-day administrative services including monitoring portfolio compliance, determining compliance with provisions of the Internal Revenue Code and preparing the FBR Funds’ registration statements.  Pursuant to the Agreement, JPMorgan receives a fee of 0.02% of the first $2.5 billion of average daily net assets of the Trust, 0.0175% of the next $1.0 billion of average daily net assets of the Trust and 0.015% of the Trust’s average daily net assets in excess of $3.5 billion.

Pursuant to the Administrative Services Agreement, FBR Fund Advisers also provides certain administrative services to the FBR Funds that are in addition to those provided by JPMorgan, including oversight of service providers.  The Adviser receives 0.04% of average daily net assets of the Trust.  FBR Fund Advisers also provides the Funds with office space, facilities and business equipment and generally administers the Funds’ business affairs and provides the services of executive and clerical personnel for administering the affairs of the Funds.  The Adviser compensates all personnel, Officers, and Trustees of the Funds if such persons are employees of the Adviser.

Portfolio Managers

The following section provides biographical information about each of the FBR Funds’ portfolio managers.  With respect to the FBR Funds, except for the FBR Balanced and Core Bond Funds, the FBR Fund Advisers employs the portfolio managers responsible for managing each Fund’s investments.  Where a Fund is managed by co-portfolio managers, such management is conducted with research, stock selection, portfolio composition and day –to-day trading decisions distributed equally amongst the investment professionals of FBR Fund Advisers.  Additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Funds each manages is available in the SAI.

Fund	Portfolio Manager(s)
FBR Pegasus Fund™	Robert C. Barringer and Ryan C. Kelley
FBR Pegasus Mid Cap Fund™	Ryan C. Kelley
FBR Pegasus Small Cap Growth Fund™	Robert C. Barringer
FBR Technology Fund	David H. Ellison and Winsor H. Aylesworth
FBR Balanced Fund	For London Co.: Stephen M. Goddard, Jonathan T. Moody and J. Wade Stinnette, Jr. For FCI: Gary B. Cloud and Peter G. Greig
FBR Core Bond Fund	For FCI: Gary B. Cloud and Peter G. Greig

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Winsor H. Aylesworth has served as co-portfolio manager of the FBR Technology Fund since the commencement of operations.  Mr. Aylesworth has been employed by FBR Fund Advisers since 1998.  He holds both an M.S. and MBA degree and previously was president of Grandview Advisers, Inc.

Robert C. Barringer has served as co-portfolio manager of the FBR Pegasus Fund™ since the commencement of operations and as the portfolio manager of the FBR Pegasus Small Cap Growth Fund™ since July 2004.  Mr. Barringer holds a B.A. and a MBA and has a CFA designation.  Prior to joining FBR Fund Advisers in May 2004, Mr. Barringer held positions as either an analyst or a co-portfolio manager with Citizens Funds since February 2001.

Gary B. Cloud, CFA is a Senior Vice President and Portfolio Manager of FCI.  Mr. Cloud has managed the fixed-income portion of the FBR Balanced Fund and the FBR Core Bond Fund since the commencement of operations.  He joined FCI in 2003 and serves as a member of the Fixed Income Investment Committee and the Value Equity Committee.  He is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.  He began his investment career in 1986 working in the secondary marketing department of a mortgage banking company.  His experience with mortgage-backed securities led him to Bank One Corporation, where he spent 10 years in a variety of consumer lending, asset acquisition and portfolio management roles.  In 1988, he managed a $1.5 billion portfolio of corporate, mortgage and asset-backed securities for a U.S. subsidiary of an international insurance company.

Stephen M. Goddard, CFA, is Managing Director and Founder of the London Co., and heads the London Co.’s Investment Committee.  Mr. Gooddard has been a portfolio manager of the FBR Balanced Fund since the commencement of operations.  He has over 20 years of investment experience, beginning his career as an Analyst in 1985 for Scott & Stringfellow, followed by Senior Portfolio Management positions at CFB Advisory in 1988 and Flippin, Bruce & Porter in 1990.  In 1993, he worked as the Chief Investment Officer for the Tredegar Trust Company until he founded the London Co. in early 1994.  He is a Chartered Financial Analyst, member of the Richmond Society of Financial Analysts, and a former Board member of the Virginia Asset Management Investment Corporation.

Peter G. Greig, CFA is a Senior Vice President and Portfolio Manager of FCI.  Mr. Greig has managed the fixed income portion of the FBR Balanced Fund and the FBR Core Bond Fund since the commencement of operations.  He joined FCI in 1989 as a Trader and Fixed Income Analyst.  He manages fixed income portfolios for institutional clients.  In addition, he provides fixed income expertise to other managers and chairs FCI’s Fixed Income Investment Committee.  Mr. Greig is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.

David H. Ellison serves as President of the Trust and Chief Investment Officer (CIO) for the FBR Funds.  Mr. Ellison has served as co-portfolio manager of the FBR Technology Fund since the commencement of operations.  Prior to joining FBR Fund Advisers as a portfolio manager in 1997, Mr. Ellison was portfolio manager of the Fidelity Select Home Finance Fund from 1985 until December 1996.

Ryan C. Kelley has served as co-portfolio manager of the FBR Pegasus Fund™ and portfolio manager of the FBR Pegasus Mid Cap Fund™ since the commencement of operations.  Mr. Kelley holds a B.A. degree and is a CFA charter holder.  Prior to joining FBR Fund Advisers in 2005, Mr. Kelley held various positions at FBR, including senior equity analyst in the research department since 2002 and associate in corporate finance for five years prior to 2002.

Jonathan T. Moody is the Director of Research, Portfolio Manager, and a member of the London Co.’s Investment Committee.  Mr. Moody has been a portfolio manager of the FBR Balanced Fund the commencement of operations.  Prior to joining the London Co. in 2002, he founded Primary Research Group.  Mr. Moody has over 17 years of investment experience.  He started his career at Woodward and Associates in 1986, followed by Analyst/Portfolio Manager positions at Piedmont Capital and Crestar Asset Management (now Trusco) from 1997 to 1998.  Mr. Moody also worked at BB&T Capital Markets from 1999 to 2001.

J. Wade Stinnette, Jr. is a Portfolio Manager and member of the London Co.’s Investment Committee.  Mr. Stinnette has been a portfolio manager of the FBR Balanced Fund since the commencement of operations.  Mr. Stinnette joined the London Co. in April 2008.  Mr. Stinnette, Jr. has over 22 years of investment experience, most of it spent at Wachovia Corporation where, as Senior Vice President and Investment Officer, he concentrated on institutional clients.  He left Wachovia in 2002 to help form Tanglewood Asset Management, an employee owned, SEC registered advisory firm, which he and his partners sold, creating the opportunity to join the London Co.  A 1980 graduate of Virginia Military Institute (“VMI”), Mr. Stinnette earned his B.A. in Chemistry (with distinction) and has performed graduate studies in business at James Madison University.  He is Vice Chairman of the Board of Directors of VMI Research Laboratories, Inc. and has served as both Secretary and Treasurer of the CFA Society of South Carolina.  Following graduation from VMI, Mr. Stinnette served six years as a Commissioned Officer in the United States Marine Corps.

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Performance of the FBR Pegasus Fund™, FBR Pegasus Mid Cap Fund™, FBR Pegasus Small Cap Growth Fund™ and FBR Technology Fund

The following bar charts show the annual total return of the Investor Class shares of the FBR Pegasus Fund™, FBR Pegasus Mid Cap Fund™, FBR Pegasus Small Cap Growth Fund™ and FBR Technology Fund for the years indicated, together with the best and worst quarters during those years.  No performance information is shown for the I Class shares since that share Class had not yet had a full calendar year of performance.  Investor Class shares would have similar annual returns to the I Class shares of the FBR Funds because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses.

The accompanying tables give an indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year and by showing how the Funds’ average annual returns for one year, five years, ten years or since inception, as applicable, compare with those of a broad measure of market performance.  The returns assume reinvestment of dividends and distributions.  Past performance of a Fund (before and after taxes) is not necessarily an indication of future performance.

Because the FBR Balanced and Core Bond Funds are newly created funds, past performance information for these Funds is not yet available.  Upon completion of the Reorganizations of the AFBA 5Star Funds with and into the FBR Funds, the FBR Balanced and Core Bond Funds will assume the performance, financial and other historical information of the AFBA 5Star Balanced and Total Return Bond Funds, respectively.

FBR Pegasus Fund™ – Investor Class

Best Quarter - Quarter ended June 30, 2009	17.62%
Worst Quarter - Quarter ended December 31, 2008	-19.38%

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Average Annual Total Returns For the period ended December 31, 2009	1 Year	Since Inception*
FBR Pegasus Fund™ – Investor Class
Return Before Taxes	33.92%	4.94%
Return After Taxes on Distributions	33.83%	3.65%
Return After Taxes on Distributions and Sale of Fund Shares	22.16%	3.53%
S&P 500 Index(1)	26.46%	-0.31%

*       The Fund commenced operations on November 15, 2005.

(1)  The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The Index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries.

FBR Pegasus Mid Cap Fund™ – Investor Class

Best Quarter - Quarter ended September 30, 2009	15.21%
Worst Quarter - Quarter ended December 31, 2008	-18.91%

Average Annual Total Returns For the period ended December 31, 2009	1 Year	Since Inception*
FBR Pegasus Mid Cap Fund™ – Investor Class
Return Before Taxes	32.54%	2.14%
Return After Taxes on Distributions	32.46%	1.76%
Return After Taxes on Distributions and Sale of Fund Shares	21.26%	1.61%
Russell Midcap Index (1)	40.48%	-5.87%

*       The Fund commenced operations on February 28, 2007.

(1)  The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 31% of the total market-capitalization of the Russell 1000 Index.

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FBR Pegasus Small Cap Growth Fund™ – Investor Class

Best Quarter - Quarter ended September 30, 2009	17.71%
Worst Quarter - Quarter ended December 31, 2008	-20.81%

Average Annual Total Returns* For the period ended December 31, 2009	1 Year	Since Inception**
FBR Pegasus Small Cap Growth Fund™ – Investor Class
Return Before Taxes	36.35%	2.53%
Return After Taxes on Distributions	36.35%	2.10%
Return After Taxes on Distributions and Sale of Fund Shares	23.63%	1.95%
Russell 2000 Growth Index (1)	34.47%	1.75%

*	Prior to May 1, 2008, the Fund operated pursuant to a different investment strategy.

**	The Fund commenced operations on January 20, 2004.

(1)

  The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe.  It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

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FBR Technology Fund – Investor Class

Best Quarter - Quarter ended June 30, 2003	26.38%
Worst Quarter - Quarter ended December 31, 2008	-22.74%

Average Annual Total Returns For the period ended December 31, 2009	1 Year	5 Year	Since Inception*
FBR Technology Fund – Investor Class
Return Before Taxes	54.93%	3.40%	4.81%
Return After Taxes on Distributions	54.93%	2.43%	3.66%
Return After Taxes on Distributions and Sale of Fund Shares	35.71%	2.56%	3.66%
NASDAQ Composite Index(1)	43.89%	0.85%	2.04%
S&P 500 Index(2)	26.46%	0.42%	1.80%

(1)	The NASDAQ Composite Index is a broad-based capitalization-weighted index of all the NASDAQ National Market and Small Cap stocks.

(2)

The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The Index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries.

Disclosure of Portfolio Holdings

A complete list of the Funds’ portfolio holdings is publicly available on a quarterly basis through applicable filings on Forms N-CSR and N-Q made with the SEC.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ Portfolio Securities is provided in the SAI.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Financial Highlights

The fiscal year end of AFBA 5Star Funds and The FBR Funds is March 31 and October 31, respectively.

The financial highlights of the Investor Class shares and the Class I shares of the FBR Pegasus Fund™, FBR Pegasus Mid Cap Fund™, FBR Pegasus Small Cap Growth Fund™ and FBR Technology Fund which are contained in the Funds’ most recent annual report dated October 31, 2009 have been audited by Tait, Weller & Baker LLP, the FBR Funds’ independent registered public accounting firm, and are included in Exhibit G which is included herewith.

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The financial highlights of AFBA 5Star Funds for the five (5) years ended March 31, 2009 are contained in the Funds’ most recent annual report dated March 31, 2009, and the information in the financial highlights for the fiscal years ended March 31, 2009 and 2008 has been audited by Cohen Fund Audit Services, Ltd., the AFBA 5Star Funds' independent registered public accounting firm.  The information in the financial highlights for periods prior to 2008 was audited by the AFBA 5Star Funds' prior auditor.

Form of Organization

AFBA 5Star Funds are diversified series of AFBA 5Star Funds, an open-end management investment company organized as a Delaware statutory trust.  AFBA 5Star Funds is governed by a Board of Trustees consisting of 7 members.

The FBR Funds are non-diversified series of The FBR Funds, an open-end management investment company organized as a Delaware statutory trust.  The FBR Funds is governed by a Board of Trustees consisting of 5 members.

The table at Exhibit E provides additional information with respect to the similarities and differences in the forms of organization of the Funds.

Distributor and Administrator

PFPC Distributors, Inc., 760 Moore Road , King of Prussia, PA 19406 is AFBA 5Star Funds’ distributor, and PNC Global Investment Servicing (U.S.) Inc., P.O. Box 9779, Providence, RI 02940 is AFBA 5Star Funds’ administrator.

FBR Investment Services, Inc., 1001 Nineteenth Street North, Arlington, Virginia, 22209 is The FBR Funds’ distributor, and JPMorgan Chase Bank N.A., P.O. Box 5354, Cincinnati, Ohio 45201 is The FBR Funds’ administrator.

Capitalization

The tables at Exhibit D provide information regarding the capitalization of each of AFBA 5Star Funds and the FBR Funds for the six months ended September 30, 2009 and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at NAV.  Pro forma capitalization information is not included for the FBR Balanced and FBR Core Bond Funds because these funds currently do not have assets.

OTHER BUSINESS

The Board of Trustees does not intend to present any other business at the Special Meeting.  If, however, any other matters are properly brought before the Special Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

GENERAL INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board to be used at the Special Meeting.  This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of AFBA 5Star Funds on or about February 19, 2010. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Special Meeting.  If the enclosed form of proxy card is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon.  Voting will also be permitted via telephone and internet. Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganizations and FOR any other matters deemed appropriate.

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A shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised: (i) by filing a written notice of revocation with the Trust; (ii) by returning a duly executed proxy with a later date before the time of the Special Meeting, (iii) if a shareholder has executed a proxy but is present at the Special Meeting and wishes to vote in person, by notifying the Trust (without complying with any formalities) at any time before it is voted; or (iv) by revocation using any electronic, telephonic, computerized or other alternative means authorized by the Trustees for authorizing the proxy to act.  Being present at the meeting alone does not revoke a previously executed and returned proxy.  Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Agreements and Plans of Reorganization and the Reorganizations contemplated thereby.

Solicitation of Votes

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the Trustees, Officers of the Trust, by personnel of AFBA Investment Management, the Funds’ principal distributor, and the Funds’ transfer agent or by broker-dealer firms.

Quorum

Only shareholders of record on the Record Date are entitled to notice of and to vote at the Special Meeting.  With regard to each AFBA 5Star Fund,  40% of each Fund’s shares of stock outstanding and entitled to vote, present in person or represented by proxy, constitute a quorum at the Special Meeting.

Vote Required

Approval of the Agreements and Plans of Reorganization will require the affirmative vote of a majority of the quorum.  Shareholders of AFBA 5Star Funds are entitled to one vote for each share.  Fractional shares are entitled to proportional voting rights.

Consummation of a Reorganization between an AFBA 5Star Fund and a FBR Fund shall not be contingent of the approval of any other Reorganization by shareholders of another AFBA 5Star Fund.

Effect of Abstentions and Broker “Non-Votes”

For purposes of determining the presence of a quorum for transacting business at the Special Meeting, executed proxies marked as abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted.  For this reason, abstentions and broker non-votes will assist the Funds in obtaining a quorum, but both have the practical effect of a “no” vote for purposes of obtaining the requisite vote for approval of the subject proposals.

Adjournments

If a quorum is not present in person or by proxy at the time the Special Meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting at a later date.  If a quorum is present but there are not sufficient votes in favor of an Agreement and Plan of Reorganization, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies concerning the Agreement and Plan of Reorganization.  Any adjournment will require the affirmative vote of a majority of a Fund’s shares present at the session of the Special Meeting to be adjourned.  If an adjournment of the Special Meeting is proposed because there are not sufficient votes in favor of an Agreement and Plan of Reorganization, the persons named as proxies will vote those proxies favoring an Agreement and Plan of Reorganization in favor of adjournment, and will vote those proxies against an Agreement and Plan of Reorganization against adjournment.

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Future Shareholder Proposals

You may request inclusion in AFBA 5Star Funds proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting.  Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws.  AFBA 5Star Funds is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of the shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board or AFBA 5Star Funds’ management.  Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

Record Date and Outstanding Shares

Only shareholders of record of an AFBA 5Star Fund at the close of business on the Record Date are entitled to notice of and to vote at the Special Meeting and at any postponement or adjournment thereof.  At the close of business on the Record Date, there were shares outstanding and entitled to vote as follows:

Shares Outstanding on the Record Date

AFBA 5Star Large Cap Growth Fund	2,936,953
AFBA 5Star Mid Cap Value Fund	1,503,248
AFBA 5Star Small Cap Fund	2,130,949
AFBA 5Star Science & Technology Fund	799,587
AFBA 5Star Balanced Fund	7,893,456
AFBA 5Star Total Return Bond Fund	3,286,508

Security Ownership of Certain Beneficial Owners and Management

For a list of shareholders or entities that, to the best of each Fund’s knowledge, owned beneficially or of record 5% or more of the outstanding shares of each class of the Funds as of the Record Date, please refer to Exhibit F of this proxy statement.

In addition, to the knowledge of the Funds’ management, as of the Record Date, the current officers and Trustees of the Trust in the aggregate beneficially owned less than 1% of each class of shares of the AFBA 5Star Funds, other than the following:  the AFBA 5Star Small Cap Fund (2.89% of Class I owned), the AFBA 5Star Mid Cap Value Fund (2.86% of Class I owned) and the AFBA 5Star Science & Technology Fund (2.94% of Class I owned).

Control Persons

Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund may be presumed to “control” the Fund.  As a result, those persons or organizations could have the ability to vote a majority of the shares of the subject Fund on any matter requiring the approval of the shareholders of the Fund.  As of the Record Date, AFBA, 909 N. Washington Street, Alexandria, Virginia 22314 owned of record greater than 25% of the following Funds, and it is therefore deemed to own a controlling interest in each of these Funds: AFBA 5Star Large Cap Growth Fund, AFBA 5Star Mid Cap Value Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Balanced Fund and AFBA 5Star Total Return Bond Fund.  AFBA has indicated that it intends to vote in favor of each Proposal with respect to these Funds.

Information About the Funds

Each Fund is subject to the informational requirements of the Securities Exchange Act and certain other federal securities statutes, and files reports and other information with the SEC.  Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street NE, Room 1580, Washington, DC 20549.  The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains other information about the Funds.

43

EXHIBIT A
FORMS OF AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ____ day of __________, 20__, by and between The FBR Funds, a Delaware statutory trust with its principal place of business at 1001 Nineteenth Street North, Arlington, Virginia (the “Acquiring Trust”), on behalf of each of its series listed on Schedule A hereto (each an “Acquiring Fund” and, collectively, the “Acquiring Funds”), and AFBA 5Star Funds, a Delaware statutory trust with its principal place of business at 909 North Washington Street, Alexandria, Virginia (the “Acquired Trust”), on behalf of each of its series listed in Schedule A hereto (each an “Acquired Fund” and, collectively, the “Acquired Funds”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of each Acquired Fund to the corresponding Acquiring Fund in exchange solely for voting shares of beneficial interest of such Acquiring Fund as shown in Schedule A hereto (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, each Acquired Fund and Acquiring Fund are series of open-end, registered investment companies of the management type; and

WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the exchange of all of the assets of each Acquired Fund for corresponding Acquiring Fund Shares and the assumption of the liabilities of the Acquired Funds by such Acquiring Funds, as described in paragraph 1.3 herein, is in the best interests of each Acquiring Fund and its shareholders and that the interests of the existing shareholders of each Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Acquired Trust has determined that the exchange of all of the assets of each Acquired Fund for corresponding Acquiring Fund Shares and the assumption of the liabilities of the Acquired Funds by such Acquiring Funds, as described in paragraph 1.3 herein, is in the best interests of each Acquired Fund and its shareholders and that the interests of the existing shareholders of each Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.        TRANSFER OF ASSETS OF THE ACQUIRED FUNDs TO THE CORRESPONDING ACQUIRING FUNDS IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF THE LIABILITIES OF THE ACQUIRED FUNDS AND THE LIQUIDATION OF THE ACQUIRED FUNDS

1.1.         Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Trust agrees to transfer all of  the assets of each Acquired Fund, as set forth in paragraph 1.2, to each corresponding Acquiring Fund, and each such Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares as of the time and date set forth in paragraph 2.1 and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.         The assets of each Acquired Fund to be acquired by the corresponding Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and dividends or interest receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.         Each Acquiring Fund shall assume all of the liabilities of the corresponding Acquired Fund (collectively, “Liabilities”).   The Acquired Trust, on behalf of each Acquired Fund, shall deliver to the Acquiring Trust each Acquired Fund’s Statement of Assets and Liabilities as of the Closing Date pursuant to paragraph 8.2 hereof.

1.4.         Immediately after the transfer of assets provided for in paragraph 1.1, each Acquired Fund will: (i) distribute to the Acquired Fund’s shareholders of record with respect to the classes of shares listed in Schedule A, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Fund Shares of the class received by the Acquired Fund pursuant to paragraph 1.1 (as listed in Schedule A) and (ii) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of each class of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”).  The aggregate net asset value of such classes of Acquiring Fund Shares to be so credited to such Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that class owned by such shareholders on the Closing Date.  All issued and outstanding classes of Acquired Fund shares as listed in Schedule A will simultaneously be canceled on the books of the Acquired Fund.  The Acquiring Fund shall not issue certificates representing such Acquiring Fund Shares in connection with such exchange.

1.5.        Ownership of Acquiring Fund Shares of each Acquiring Fund will be shown on its books.  Acquiring Fund Shares will be issued in the manner described in the proxy statement/prospectus referred to in paragraph 6.3 (the “Proxy Statement/Prospectus”).

1.6.         Any reporting responsibility of an Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.7.         As soon as reasonably practicable after the Closing Date, the Acquired Trust shall make all filings and take all steps as shall be necessary and proper to effect its complete dissolution.

2.         VALUATION

2.1.        The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange (after the declaration of any dividends) on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Acquiring Trust’s Declaration of Trust and then-current prospectus and statement of additional information with respect to the Acquiring Funds, and valuation procedures established by the Acquiring Trust’s Board of Trustees.

2.2.        All computations of value shall be made by the Acquired Funds’ designated record keeping agent and shall be subject to review by the Acquiring Funds’ record keeping agent and by each  Fund’s respective independent registered public accountants.

3.         CLOSING AND CLOSING DATE

3.1.        The Closing Date shall be March 12, 2010, or such other date as the parties may agree to in writing.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Trust or at such other time and/or place as the parties may agree.

3.2.        The Acquired Trust shall direct PFPC Trust Company, as custodian for the Acquired Funds (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to each Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  Each Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for the corresponding Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the corresponding Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Acquired Trust on behalf of each Acquired Fund, shall direct the Custodian to deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by an Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

If, on the Closing Date, an Acquired Fund is unable to make delivery in the manner contemplated by this paragraph of securities held by the Acquired Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to the Acquired Fund or its broker, then the corresponding Acquiring Fund may, in its sole discretion, waive the delivery requirements of this paragraph with respect to said undelivered securities if the Acquired Fund has delivered to the Acquiring Fund or its custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or broker, together with such other documents as may be required by the Acquiring Fund or its custodian including broker’s confirmation slips.

3.3.       The Acquired Trust shall direct PNC Global Investment Servicing (the “Transfer Agent”), on behalf of each Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares (of the classes listed in Schedule A) owned by each such shareholder immediately prior to the Closing.  Each Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the corresponding Acquired Fund, or provide evidence satisfactory to the Acquired Trust that such Acquiring Fund Shares have been credited to the corresponding Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.       In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of an Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Trust accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.         REPRESENTATIONS AND WARRANTIES

4.1.       Except as has been disclosed to the Acquiring Funds in a written instrument executed by an officer of the Acquired Trust, the Acquired Trust, on behalf of each Acquired Fund, represents and warrants to the Acquiring Trust as follows:

(a)       Each Acquired Fund is duly organized as a series of the Acquired Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Acquired Trust’s Agreement and Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

A-4-

(b)       The Acquired Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of each Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by each Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities or blue sky laws (which term as used in this Agreement shall include the laws of the District of Columbia and of Puerto Rico);

(d)       The current prospectus and statement of additional information of each Acquired Fund and each prospectus and statement of additional information of each Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)        On the Closing Date, each Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, each Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Funds;

(f)        No Acquired Fund is engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquired Trust’s Agreement and Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Trust, on behalf of each Acquired Fund, is a party or by which it is bound, other than as disclosed to the Acquiring Funds; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Trust, on behalf of each Acquired Fund, is a party or by which it is bound, other than as disclosed to the Acquiring Funds;

(g)        All material contracts or other commitments of each Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability, or will be continued with respect to each such Acquired Fund as of the Closing Date;

(h)        Except as otherwise disclosed in writing to the Acquiring Trust, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Acquired Trust, an Acquired Fund or any of the Acquired Trust’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  Except as otherwise disclosed in writing to the Acquiring Trust, the Acquired Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)         The Statement of Assets and Liabilities and Schedule of Investments of each Acquired Fund at March 31, 2009 and the related Statements of Operations and Changes in Net Assets for the year then ended, have been audited by Cohen Fund Audit Services, Ltd., an independent registered public accounting firm, included in its report dated May 27, 2009, and are in accordance with generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Funds) present fairly, in all material respects, the financial condition of each Acquired Fund as of such date, and the results of their operations and the changes in their net assets for the year then ended, in accordance with U.S. GAAP, and there are no known material contingent liabilities of any Acquired Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)         The Acquiring Trust has been furnished with an unaudited statement of assets, liabilities and capital and a schedule of investments of each Acquired Fund, each as of September 30, 2009.  These statements are in accordance with U.S. GAAP and present fairly, in all material respects, the financial position of each Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known material contingent liabilities of any Acquired Fund as of such date not disclosed therein;

(k)        Since March 31, 2009, there have not been any material adverse changes in any Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by any Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, in each case except as otherwise disclosed to the Acquiring Funds (for the purposes of this subparagraph (k), a decline in net asset value per share of an Acquired Fund due to declines in market values of securities in such Acquired Fund’s portfolio, the discharge of such Acquired Fund’s liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(l)         On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of each Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(m)       For each taxable year of its operation (including the taxable year that includes or closes on the Closing Date), each Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company (“RIC”) and has elected to be treated as such, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and the consummation of the transactions contemplated by this Agreement will not cause it to fail to be qualified as a RIC as of the Closing;

(n)        All issued and outstanding shares of each Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of each Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of each Acquired Fund, as provided in paragraph 3.3 of this Agreement.  No Acquired Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of an Acquired Fund, nor is there outstanding any security convertible into any Acquired Fund shares;

(o)        The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquired Trust, on behalf of each Acquired Fund, and, subject to the approval of the shareholders of an Acquired Fund, this Agreement will constitute a valid and binding obligation of such Acquired Fund, enforceable against such Acquired Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(p)        The information to be furnished by each Acquired Fund for use in the registration statement, proxy materials and other documents filed or to be filed by the Acquiring Trust with any federal, state or local regulatory authority which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects;

(q)         The Acquired Trust is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(r)         No Acquired Fund has any unamortized or unpaid organizational fees or expenses that have not previously been disclosed to the Acquiring Trust;

(s)         Each Acquired Fund has valued, and will continue to value, its portfolio securities and other assets in accordance with applicable legal requirements; and

(t)         The Acquired Trust shall, as soon as reasonably practicable after satisfaction of all conditions of the Reorganization, file or cause to be filed, an application pursuant to Section 8(f) of the 1940 Act for an order declaring that the Acquired Trust has ceased to be a registered investment company.

4.2.       Except as has been disclosed to the Acquired Funds in a written instrument executed by an officer of the Acquiring Trust, the Acquiring Trust, on behalf of each Acquiring Fund, represents and warrants to the Acquired Trust as follows:

(a)        Each of the Acquiring Funds is duly organized as a series of the Acquiring Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Acquiring Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)        The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of each Acquiring Fund under the 1933 Act, is, or will be as of the Closing Date, in full force and effect;

(c)        No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by an Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)        The current prospectus and statement of additional information of each Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)        On the Closing Date, each Acquiring Fund will have good and marketable title to its assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f)         No Acquiring Fund is engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust, on behalf of each Acquiring Fund, is a party or by which it is bound, other than as disclosed to the Acquired Funds; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Trust, on behalf of each Acquiring Fund, is a party or by which it is bound, other than as disclosed to the Acquired Funds;

(g)         Except as otherwise disclosed in writing to the Acquired Trust, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Acquiring Trust, an Acquiring Fund or any of the Acquiring Trust’s or an Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Acquiring Trust, on behalf of each Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)        All issued and outstanding shares of each Acquiring Fund are, and on the Closing Date will be duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Trust and will be offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  No Acquiring Fund has outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(i)         The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquiring Trust, on behalf of each Acquiring Fund, and this Agreement will constitute a valid and binding obligation of each Acquiring Fund, enforceable against such Acquiring Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(j)          Acquiring Fund Shares to be issued and delivered to an Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement (as listed in Schedule A) and the Proxy Statement/Prospectus, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(k)         The Proxy Statement/Prospectus, and any amendment or supplement thereto, from the date of such materials through the date of the meeting of shareholders of the Acquired Fund contemplated therein shall (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (k) shall not apply to statements in or omissions from the Proxy Statement/Prospectus made in reliance upon and in conformity with information that was furnished by an Acquired Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder;

(l)           The Acquiring Trust is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(m)         No Acquiring Fund has any unamortized or unpaid organizational fees or expenses;

(n)         On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of each Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns; and

(o)         For each taxable year of its operation, each Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a RIC and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and the consummation of the transactions contemplated by this Agreement will not cause it to fail to be qualified as RIC as of the Closing.

5.         COVENANTS OF THE ACQUIRED FUNDS

5.1.      Each Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include, without limitation, purchases and sales of portfolio securities, sales and redemptions of Acquired Fund shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.        Each Acquired Fund will call a meeting of its shareholders to consider and act upon this Agreement and to take all other action necessary under applicable federal and state law to obtain approval of the transactions contemplated herein.

5.3.       Each Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder (as listed in Schedule A) are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.        Each Acquired Fund will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5.        Subject to the provisions of this Agreement, each Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.        As soon as is reasonably practicable after the Closing, each Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares (as listed in Schedule A) received at the Closing as set forth in Paragraph 1.4.

5.7.         Each Acquired Fund shall use commercially reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as reasonably practicable.

5.8.         The Acquired Trust, on behalf of each Acquired Fund, covenants that the Acquired Trust will, from time to time after the Closing, as and when reasonably requested by the Acquiring Funds, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Trust, on behalf of each Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Trust’s, on behalf of each Acquired Fund’s, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) the Acquiring Trust’s, on behalf of each Acquiring Fund’s, title to and possession of all the Assets.

5.9.         As promptly as practicable, but in any case within sixty days after the Closing, each Acquired Fund shall furnish each corresponding Acquiring Fund, in such form as is reasonably satisfactory to such Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by such Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Acquired Trust’s Treasurer.

6.         COVENANTS OF THE ACQUIRING FUNDS

6.1.         Subject to the provisions of this Agreement, each Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

6.2.          Each Acquiring Fund shall use its commercially reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.3.         In connection with the Acquired Fund shareholders’ meeting referred to in paragraph 5.2, each Acquiring Fund will prepare a Proxy Statement/Prospectus for such meeting, to be included in a registration statement on Form N-14 (the “Registration Statement”) that the Acquiring Trust will file for registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

6.4.        The information to be furnished by each Acquiring Fund for use in the Proxy Statement/Prospectus shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

6.5.         Each Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to commence such Acquiring Fund’s investment operations after the Closing Date and continue its operations after the Closing Date.

7.         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUNDs

The obligations of the Acquired Trust, on behalf of each Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Acquired Trust’s election, to the performance by the Acquiring Trust, on behalf of each Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

7.1.       All representations and warranties of the Acquiring Trust, on behalf of each Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.       The Acquiring Trust shall have delivered to the Acquired Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust, on behalf of each Acquiring Fund, made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

7.3.       The Acquiring Trust, on behalf of each Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Trust, on behalf of each Acquiring Fund, on or before the Closing Date;

7.4.       Each Acquired Fund and each Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization (as listed in Schedule A) after such number has been calculated in accordance with paragraph 1.1 of this Agreement; and

7.5.       The Acquired Trust, on behalf of each Acquired Fund, shall have received on the Closing Date the opinion of Dechert LLP, counsel to the Acquiring Trust (which may reasonably rely as to matters governed by the laws of the State of Delaware on an opinion of Delaware counsel and/or certificates of officers or Trustees of the Acquiring Trust), dated as of the Closing Date, covering the following points:

(a)       The Acquiring Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of the Acquiring Funds’ properties and assets and to carry on its business, including that of each Acquiring Fund, as a registered investment company, and each Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted;

(b)       The Agreement has been duly authorized, executed and delivered by the Acquiring Trust on behalf of each Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquired Trust, is a valid and binding obligation of the Acquiring Trust on behalf of each Acquiring Fund enforceable against the Acquiring Trust in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

(c)       The Acquiring Fund Shares to be issued to the Acquired Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and outstanding, and are fully paid and non-assessable by the Acquiring Trust, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

(d)       The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of the Acquiring Trust’s Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which the Acquiring Trust is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquiring Trust is a party or by which it is bound;

(e)       To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required to be obtained by the Acquiring Trust in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;

(f)        The Acquiring Trust is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of each Acquiring Fund, under the 1940 Act; its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and each Acquiring Fund is a separate series of the Acquiring Trust duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and Bylaws of the Acquiring Trust and applicable law; and

(g)        To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or any Acquiring Fund or any of their respective properties or assets and neither the Acquiring Trust nor any of the Acquiring Funds are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.

8.         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDs

The obligations of the Acquiring Trust, on behalf of each Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Acquiring Trust’s election, to the performance by the Acquired Trust, on behalf of each Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

8.1.      All representations and warranties of the Acquired Trust, on behalf of each Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

8.2.      The Acquired Trust, on behalf of each Acquired Fund, shall have delivered to the Acquiring Trust a statement of each Acquired Fund’s Assets and Liabilities, together with a list of portfolio securities of each Acquired Fund showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Acquired Trust;

8.3.      The Acquired Trust shall have delivered to the Acquiring Trust on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust, on behalf of each Acquired Fund, made in this Agreement are, in all material respects, true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

8.4.     The Acquired Trust, on behalf of each Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Trust, on behalf of each Acquired Fund, on or before the Closing Date;

8.5.     Each Acquired Fund and each Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization (as listed in Schedule A) after such number has been calculated in accordance with paragraph 1.1 of this Agreement; and

8.6.     The Acquiring Trust shall have received on the Closing Date the opinion of Stradley Ronon Steven & Young, LLP, counsel to the Acquired Trust (which may rely as to matters governed by the laws of the State of Delaware on an opinion of Delaware counsel and/or certificates of officers or Trustees of the Acquired Trust), covering the following points:

(a)        The Acquired Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of the Acquired Funds’ properties and assets, and to carry on its business, including that of each Acquired Fund, as presently conducted;

(b)         The Agreement has been duly authorized, executed and delivered by the Acquired Trust, on behalf of each Acquired Fund, and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Trust, is a valid and binding obligation of the Acquired Trust, on behalf of each Acquired Fund, enforceable against the Acquired Trust in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles;

(c)         The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of the Acquired Trust’s Agreement and Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which the Acquired Trust is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement not disclosed to the Acquired Trust, judgment or decree to which the Acquired Trust is a party or by which it is bound;

(d)         To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required to be obtained by the Acquired Trust in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act (assuming the availability of the exemption provided in Rule 145(a)(2) thereunder), the 1934 Act and the 1940 Act, and such as may be required under state securities or blue sky laws (other than those of the State of Delaware);

(e)         The Acquired Trust is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of each Acquired Fund, under the 1940 Act and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(f)          The outstanding shares of each Acquired Fund are registered under the 1933 Act, and such registration is in full force and effect; and

(g)         To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Trust or any Acquired Fund or any of their respective properties or assets, and neither the Acquired Trust nor any of the Acquired Funds are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.

8.7.      Prior to the Closing Date, each Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing:  (i) all of the Acquired Fund’s investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code) and all of its net realized capital gains for the taxable year ending on the Closing Date (computed without regard to any deduction for dividends paid); and (ii) any undistributed investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code) and net realized capital gains from any prior period to the extent not otherwise already distributed.

8.8.     The Acquired Trust shall have furnished to the Acquiring Trust a certificate, signed by the President (or any Vice President) and the Treasurer of the Acquired Trust, as to the adjusted tax basis in the hands of each Acquired Fund of the securities delivered to the Acquiring Funds pursuant to this Agreement computed in accordance with applicable sections of the Code and, with respect to securities, showing a breakdown by purchase lot.

9.         FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDs AND THE ACQUIRED FUNDs

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Trust, on behalf of each Acquired Fund, or the Acquiring Trust, on behalf of each Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

9.1.      With respect to each Acquired Fund individually, the Agreement and the transaction contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of such Acquired Fund in accordance with the provisions of the Acquired Trust’s Declaration of Trust, By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Trust.  Notwithstanding anything herein to the contrary, neither the Acquired Trust nor the Acquiring Trust may waive the conditions set forth in this paragraph 9.1 of this Agreement;

9.2.      The Agreement and the transactions contemplated herein shall have been approved (and such approval shall not have subsequently been revoked) by the Board of Trustees of the Acquiring Trust and the Board of Trustees of the Acquired Trust, and each party shall have delivered to the other a copy of the resolutions approving this Agreement adopted by the other party’s Board, certified by the Secretary or equivalent officer;

9.3.      On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

9.4.      All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Trust or the Acquired Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of any Acquiring Fund or Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

9.5.      The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

9.6.       The parties shall have received the opinion of Dechert LLP addressed to the Acquired Trust and the Acquiring Trust substantially to the effect that, based upon certain facts, assumptions, and representations, for Federal income tax purposes:

(a)        The transfer by each Acquired Fund of all of its assets to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares, and the distribution of such shares to the Acquired Fund Shareholders, as provided in this Agreement, will constitute a reorganization within the meaning of Section 368 of the Code;

(b)         No gain or loss will be recognized by an Acquired Fund as a result of such transactions except with respect to certain contracts described in Section 1256(b) of the Code and stock in passive foreign investment companies, as defined in Section 1297(a) of the Code;

(c)          No gain or loss will be recognized by an Acquiring Fund as a result of such transactions;

(d)          No gain or loss will be recognized by the shareholders of any Acquired Fund upon the distribution to them by the Acquired Trust of the Acquiring Fund Shares in exchange for their shares of the Acquired Funds;

(e)          The basis of the Acquiring Fund Shares received by each shareholder of an Acquired Fund will be the same as the basis of the shareholder's Acquired Fund shares immediately prior to such transactions;

(f)           The basis of the Acquired Fund Assets received by an Acquiring Fund will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior the transactions;

(g)          A shareholder's holding period for the Acquiring Fund Shares will be determined by including the period for which the shareholder held the shares of the Acquired Fund exchanged therefor, provided that the shareholder held such shares of the Acquired Fund as a capital asset; and

(h)          The holding period of an Acquiring Fund with respect to the Acquired Fund Assets will include the period for which such Acquired Fund Assets were held by the Acquired Fund, provided that the Acquired Fund held such Acquired Fund Assets as capital assets.

The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Acquired Trust and the Acquiring Trust.  Notwithstanding anything herein to the contrary, neither the Acquired Trust nor the Acquiring Trust may waive the condition set forth in this paragraph 9.6 of this Agreement.

10.        INDEMNIFICATION

10.1.    The Acquiring Trust agrees to indemnify and hold harmless the Acquired Trust and each of the Acquired Trust’s officers and Trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Trust or any of its Trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Trust of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.2.    The Acquired Trust agrees to indemnify and hold harmless the Acquiring Trust and each of the Acquiring Trust’s officers and Trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Trust or any of its Trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Trust of any of its representations, warranties, covenants or agreements set forth in this Agreement.

11.       BROKERAGE FEES AND EXPENSES

11.1.     The Acquired Trust, on behalf of each Acquired Fund, and the Acquiring Trust, on behalf of each Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

11.2.    The expenses relating to the proposed Reorganization will be borne by FBR Fund Advisers, Inc. and AFBA Investment Management Company.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation, printing and distribution of the Proxy Statement/Prospectus and Registration Statement, legal fees and accounting fees with respect to the Reorganization and the Proxy Statement/Prospectus and Registration Statement,  expenses of holding shareholder meetings and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

12.       FINAL TAX RETURNS AND FORMS 1099 of ACQUIRED FUND

12.1.    After the Closing Date, the Acquired Trust shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by the Acquired Trust with respect to each Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

12.2.    Notwithstanding the provisions of Article 11 hereof, any expenses incurred by the Acquired Trust or an Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to this Plan; any excess expenses shall be borne by FBR Fund Advisers, Inc. at the time such tax returns and Forms 1099 are prepared.

13.        COOPERATION AND EXCHANGE OF INFORMATION

13.1.    The Acquiring Trust and the Acquired Trust will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any tax returns, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes, or in determining the financial reporting of any tax position. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to tax matters and financial reporting of tax positions of each Acquired Fund and corresponding Acquiring Fund for its taxable period first ending after the Closing and for prior taxable periods for which the party is required to retain records as of the Closing.

14.        ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

14.1.     The Acquired Trust and the Acquiring Trust agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

14.2.     The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

15.       TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before March 12, 2010, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

16.       AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Acquired Trust and the Acquiring Trust; provided, however, that following a meeting of the shareholders of an Acquired Fund called by the Acquired Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement (as listed in Schedule A) to the detriment of such shareholders without their further approval.

17.       NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

The FBR Funds 1001 Nineteenth Street North Arlington, Virginia 22209 Attn: Edward M. Wheeler	AFBA 5Star Funds 909 North Washington Street Alexandria, Virginia 22314 Attn: Robert E. Morrison, Jr.

With a copy to:	With a copy to:
Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006 Attn : Patrick W.D. Turley, Esq.	Stradley, Ronon, Stevens & Young, LLP 2600 One Commerce Square Philadelphia, Pennsylvania 19103 Attn: Michael P. O’Hare, Esq.

18.       HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

18.1.    The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

18.2.    This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

18.3.    This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

18.4.    This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

18.5.    It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Funds or the Acquiring Funds, as provided in the Agreement and Declaration of Trust of the Acquired Trust or the Declaration of Trust of the Acquiring Trust, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

THE FBR FUNDS on behalf of its series listed in Schedule A

By:          _____________________________________

Name: _____________________________________

Title:   _____________________________________

AFBA 5STAR FUNDS on behalf of its series listed in Schedule A

By:          _____________________________________

Name: _____________________________________

Title:   _____________________________________

FBR FUND ADVISERS, INC. (solely with respect to Sections 11.2 and 12.2)

By:          _____________________________________

Name:   _____________________________________

Title:   _____________________________________

AFBA INVESTMENT MANAGEMENT COMPANY (solely with respect to Section 11.2)

By:          _____________________________________

Name:  _____________________________________

Title:  _____________________________________

SCHEDULE A

ACQUIRING FUND (each Acquiring Fund is a series of The FBR Funds)	ACQUIRED FUND (each Acquired Fund is a series of AFBA 5Star Funds)
FBR Pegasus Fund™	AFBA 5Star Large Cap Growth Fund
Investor Class	Advisor Class
Investor Class	Class C
I Class	Class I
FBR Pegasus Mid Cap Fund™	AFBA 5Star Mid Cap Value Fund
Investor Class	Advisor Class
Investor Class	Class C
I Class	Class I
FBR Pegasus Small Cap Growth Fund™	AFBA 5Star Small Cap Fund
Investor Class	Advisor Class
Investor Class	Class C
I Class	Class I
FBR Technology Fund	AFBA 5Star Science and Technology Fund
Investor Class	Advisor Class
Investor Class	Class C
I Class	Class I

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ____ day of __________, 20__, by and between The FBR Funds, a Delaware statutory trust with its principal place of business at 1001 Nineteenth Street North, Arlington, Virginia (the “Acquiring Trust”), on behalf of each of its series listed on Schedule A hereto (each an “Acquiring Fund” and, collectively, the “Acquiring Funds”), and AFBA 5Star Funds, a Delaware statutory trust with its principal place of business at 909 North Washington Street, Alexandria, Virginia (the “Acquired Trust”), on behalf of each of its series listed in Schedule A hereto (each an “Acquired Fund” and, collectively, the “Acquired Funds”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of each Acquired Fund to the corresponding Acquiring Fund in exchange solely for voting shares of beneficial interest of such Acquiring Fund as shown in Schedule A hereto (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, each Acquired Fund and Acquiring Fund are series of open-end, registered investment companies of the management type; and

WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the exchange of all of the assets of each Acquired Fund for corresponding Acquiring Fund Shares and the assumption of the liabilities of the Acquired Funds by such Acquiring Funds, as described in paragraph 1.3 herein, is in the best interests of each Acquiring Fund and its shareholders and that the interests of the existing shareholders of each Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Acquired Trust has determined that the exchange of all of the assets of each Acquired Fund for corresponding Acquiring Fund Shares and the assumption of the liabilities of the Acquired Funds by such Acquiring Funds, as described in paragraph 1.3 herein, is in the best interests of each Acquired Fund and its shareholders and that the interests of the existing shareholders of each Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.        TRANSFER OF ASSETS OF THE ACQUIRED FUNDS TO THE CORRESPONDING ACQUIRING FUNDS IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF THE LIABILITIES OF THE ACQUIRED FUNDS AND THE LIQUIDATION OF THE ACQUIRED FUNDS

1.1.      Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Trust agrees to transfer all of the assets of each Acquired Fund, as set forth in paragraph 1.2, to each corresponding Acquiring Fund, and each such Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares as of the time and date set forth in paragraph 2.1 and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.      The assets of each Acquired Fund to be acquired by the corresponding Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and dividends or interest receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.      Each Acquiring Fund shall assume all of the liabilities of the corresponding Acquired Fund (collectively, “Liabilities”).   The Acquired Trust, on behalf of each Acquired Fund, shall deliver to the Acquiring Trust each Acquired Fund’s Statement of Assets and Liabilities as of the Closing Date pursuant to paragraph 8.2 hereof.

1.4.      Immediately after the transfer of assets provided for in paragraph 1.1, each Acquired Fund will: (i) distribute to the Acquired Fund’s shareholders of record with respect to the classes of shares listed in Schedule A, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Fund Shares of the class received by the Acquired Fund pursuant to paragraph 1.1 (as listed in Schedule A) and (ii) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of each class of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”).  The aggregate net asset value of such classes of Acquiring Fund Shares to be so credited to such Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that class owned by such shareholders on the Closing Date.  All issued and outstanding classes of Acquired Fund shares as listed in Schedule A will simultaneously be canceled on the books of the Acquired Fund.  The Acquiring Fund shall not issue certificates representing such Acquiring Fund Shares in connection with such exchange.

1.5.     Ownership of Acquiring Fund Shares of each Acquiring Fund will be shown on its books.  Acquiring Fund Shares will be issued in the manner described in the proxy statement/prospectus referred to in paragraph 6.3 (the “Proxy Statement/Prospectus”).

1.6.      Any reporting responsibility of an Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.7.      As soon as reasonably practicable after the Closing Date, the Acquired Trust shall make all filings and take all steps as shall be necessary and proper to effect its complete dissolution.

2.          VALUATION

2.1.      The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange (after the declaration of any dividends) on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Acquiring Trust’s Declaration of Trust and then-current prospectus and statement of additional information with respect to the Acquiring Funds, and valuation procedures established by the Acquiring Trust’s Board of Trustees.

2.2.      All computations of value shall be made by the Acquired Funds’ designated record keeping agent and shall be subject to review by the Acquiring Funds’ record keeping agent and by each Fund’s respective independent registered public accountants.

3.         CLOSING AND CLOSING DATE

3.1.      The Closing Date shall be March 12, 2010 or such other date as the parties may agree to in writing.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Trust or at such other time and/or place as the parties may agree.

3.2.      The Acquired Trust shall direct PFPC Trust Company, as custodian for the Acquired Funds (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to each Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  Each Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for the corresponding Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the corresponding Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Acquired Trust, on behalf of each Acquired Fund, shall direct the Custodian to deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by an Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

If, on the Closing Date, an Acquired Fund is unable to make delivery in the manner contemplated by this paragraph of securities held by the Acquired Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to the Acquired Fund or its broker, then the corresponding Acquiring Fund may, in its sole discretion, waive the delivery requirements of this paragraph with respect to said undelivered securities if the Acquired Fund has delivered to the Acquiring Fund or its custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or broker, together with such other documents as may be required by the Acquiring Fund or its custodian including broker’s confirmation slips.

3.3.      The Acquired Trust shall direct PNC Global Investment Servicing (the “Transfer Agent”), on behalf of each Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares (of the classes listed in Schedule A) owned by each such shareholder immediately prior to the Closing.  Each Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the corresponding Acquired Fund, or provide evidence satisfactory to the Acquired Trust that such Acquiring Fund Shares have been credited to the corresponding Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.      In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of an Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Trust accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5.      Prior to Closing, the Acquiring Trust shall have authorized the issuance of and shall have issued an Acquiring Fund Share to FBR Fund Advisers, Inc. in consideration of the payment of the offering price of such Acquiring Fund Share, as determined by the Acquiring Trust’s Board of Trustees, for the purpose of enabling FBR Fund Advisers, Inc. to vote to (a) approve the investment management agreement between the Acquiring Trust, on behalf of each Acquiring Fund, and FBR Funds Advisers, Inc.; (b) approve the sub-investment management agreement between the Acquiring Trust, on behalf of each Acquiring Fund, and each applicable sub-adviser; (c) approve the operations of the Acquiring Fund, in accordance with the terms and conditions of the Acquiring Trust’s proposed “manager of managers” structure; (d) approve any plan adopted by an Acquiring Fund pursuant to Rule 12b-1 under the 1940 Act and (e) take such other steps related to the inception of operations of such Acquiring Fund as deemed necessary or appropriate by the Trustees of the Acquiring Trust.  At the effective time of Closing, the Acquiring Fund Share issued pursuant to this paragraph 3.5 shall be redeemed by the Acquiring Fund at the offering price of an Acquiring Fund Share.

4.          REPRESENTATIONS AND WARRANTIES

4.1.      Except as has been disclosed to the Acquiring Funds in a written instrument executed by an officer of the Acquired Trust, the Acquired Trust, on behalf of each Acquired Fund, represents and warrants to the Acquiring Trust as follows:

(a)        Each Acquired Fund is duly organized as a series of the Acquired Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Acquired Trust’s Agreement and Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)        The Acquired Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of each Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)        No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by each Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities or blue sky laws (which term as used in this Agreement shall include the laws of the District of Columbia and of Puerto Rico);

(d)       The current prospectus and statement of additional information of each Acquired Fund and each prospectus and statement of additional information of each Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)        On the Closing Date, each Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, each Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Funds;

(f)        No Acquired Fund is engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquired Trust’s Agreement and Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Trust, on behalf of each Acquired Fund, is a party or by which it is bound, other than as disclosed to the Acquiring Funds; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Trust, on behalf of each Acquired Fund, is a party or by which it is bound, other than as disclosed to the Acquiring Funds;

(g)        All material contracts or other commitments of each Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability, or will be continued with respect to each such Acquired Fund as of the Closing Date;

(h)        Except as otherwise disclosed in writing to the Acquiring Trust, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Acquired Trust, an Acquired Fund or any of the Acquired Trust’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  Except as otherwise disclosed in writing to the Acquiring Trust, the Acquired Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)         The Statement of Assets and Liabilities and Schedule of Investments of each Acquired Fund at March 31, 2009 and the related Statements of Operations and Changes in Net Assets for the year then ended, have been audited by Cohen Fund Audit Services, Ltd., an independent registered public accounting firm, included in its report dated May 27, 2009, and are in accordance with generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Funds) present fairly, in all material respects, the financial condition of each Acquired Fund as of such date, and the results of their operations and the changes in their net assets for the year then ended, in accordance with U.S. GAAP, and there are no known material contingent liabilities of any Acquired Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)         The Acquiring Trust has been furnished with an unaudited statement of assets, liabilities and capital and a schedule of investments of each Acquired Fund, each as of September 30, 2009.  These statements are in accordance with U.S. GAAP and present fairly, in all material respects, the financial position of each Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known material contingent liabilities of any Acquired Fund as of such date not disclosed therein;

(k)        Since March 31, 2009, there have not been any material adverse changes in any Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by any Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, in each case except as otherwise disclosed to the Acquiring Funds (for the purposes of this subparagraph (k), a decline in net asset value per share of an Acquired Fund due to declines in market values of securities in such Acquired Fund’s portfolio, the discharge of such Acquired Fund’s liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(l)         On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of each Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(m)       For each taxable year of its operation (including the taxable year that includes or closes on the Closing Date), each Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code;

(n)        All issued and outstanding shares of each Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of each Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of each Acquired Fund, as provided in paragraph 3.3 of this Agreement.  No Acquired Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of an Acquired Fund, nor is there outstanding any security convertible into any Acquired Fund shares;

(o)        The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquired Trust, on behalf of each Acquired Fund, and, subject to the approval of the shareholders of an Acquired Fund, this Agreement will constitute a valid and binding obligation of such Acquired Fund, enforceable against such Acquired Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(p)         The information to be furnished by each Acquired Fund for use in registration statement, proxy materials and other documents filed or to be filed by the Acquiring Trust with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects;

(q)         The Acquired Trust is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(r)          No Acquired Fund has any unamortized or unpaid organizational fees or expenses that have not previously been disclosed to the Acquiring Trust;

(s)          Each Acquired Fund has valued, and will continue to value, its portfolio securities and other assets in accordance with applicable legal requirements; and

(t)         The Acquired Trust shall, as soon as reasonably practicable after satisfaction of all conditions of the Reorganization, file or cause to be filed, an application pursuant to Section 8(f) of the 1940 Act for an order declaring that the Acquired Trust has ceased to be a registered investment company.

4.2.       Except as has been disclosed to the Acquired Funds in a written instrument executed by an officer of the Acquiring Trust, the Acquiring Trust, on behalf of each Acquiring Fund, represents and warrants to the Acquired Trust as follows:

(a)         Each of the Acquiring Funds is, or will be, duly organized as a series of the Acquiring Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Acquiring Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)         The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of each Acquiring Fund under the 1933 Act, is, or will be as of the Closing Date, in full force and effect;

(c)         No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by an Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)         Prior to, or as of the Closing Date, the prospectus and statement of additional information of each Acquiring Fund will be effective and will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)         The execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust, on behalf of each Acquiring Fund, is a party or by which it is bound, other than as disclosed to the Acquired Funds; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Trust, on behalf of each Acquiring Fund, is a party or by which it is bound, other than as disclosed to the Acquired Funds;

(f)          Except as otherwise disclosed in writing to the Acquired Trust, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Acquiring Trust, an Acquiring Fund or any of the Acquiring Trust’s or an Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Acquiring Trust, on behalf of each Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g)         Prior to the Closing Date, the Acquiring Funds are, or will be, shells created for the purpose of acquiring the Assets and Liabilities of their corresponding Acquired Funds, and will have carried on no business activity and will have had no assets or liabilities other than the payment received from FBR Fund Advisers, Inc. with respect to the initial Acquiring Fund Shares issued to FBR Fund Advisers, Inc. pursuant to paragraph 3.5 above.

(h)         The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquiring Trust, on behalf of each Acquiring Fund, and this Agreement will constitute a valid and binding obligation of each Acquiring Fund, enforceable against such Acquiring Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(i)          Acquiring Fund Shares to be issued and delivered to an Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement (as listed in Schedule A) and the Proxy Statement/Prospectus, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Trust, and will be offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act, 1940 Act, and state securities laws;

(j)          The Proxy Statement/Prospectus, and any amendment or supplement thereto, from the date of such materials through the date of the meeting of shareholders of the Acquired Fund contemplated therein shall (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (m) shall not apply to statements in or omissions from the Proxy Statement/Prospectus made in reliance upon and in conformity with information that was furnished by an Acquired Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder;

(k)         The Acquiring Trust is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(l)          No Acquiring Fund has any unamortized or unpaid organizational fees or expenses; and

(m)        Each Acquiring Fund will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company (“RIC”), will elect to be treated as such, and will compute its federal income tax under Section 852 of the Code for the period beginning on the Closing Date; and the consummation of the transactions contemplated by this Agreement will not cause an Acquiring Fund to fail to be qualified as a RIC as of the Closing.

5.         COVENANTS OF THE ACQUIRED FUNDS

5.1.     Each Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include, without limitation, purchases and sales of portfolio securities, sales and redemptions of Acquired Fund shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.      Each Acquired Fund will call a meeting of its shareholders to consider and act upon this Agreement and to take all other action necessary under applicable federal and state law to obtain approval of the transactions contemplated herein.

5.3.      Each Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder (as listed in Schedule A) are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.      Each Acquired Fund will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5.     Subject to the provisions of this Agreement, each Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.     As soon as is reasonably practicable after the Closing, each Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares (as listed in Schedule A) received at the Closing as set forth in paragraph 1.4.

5.7.      Each Acquired Fund shall use commercially reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as reasonably practicable.

5.8.     The Acquired Trust, on behalf of each Acquired Fund, covenants that the Acquired Trust will, from time to time after the Closing, as and when reasonably requested by the Acquiring Funds, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Trust, on behalf of each Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Trust’s, on behalf of each Acquired Fund’s, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) the Acquiring Trust’s, on behalf of each Acquiring Fund’s, title to and possession of all the Assets.

5.9.     As promptly as practicable, but in any case within sixty days after the Closing, Acquired Trust on behalf of each Acquired Fund shall furnish the corresponding Acquiring Fund, in such form as is reasonably satisfactory to such Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.

6.         COVENANTS OF THE ACQUIRING FUNDS

6.1.      Subject to the provisions of this Agreement, each Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

6.2.      Each Acquiring Fund shall use its commercially reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.3.      In connection with the Acquired Fund shareholders’ meeting referred to in paragraph 5.2, each Acquiring Fund will prepare a Proxy Statement/Prospectus for such meeting, to be included in a registration statement on Form N-14 (the “Registration Statement”) that the Acquiring Trust will file for registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

6.4.      The information to be furnished by each Acquiring Fund for use in the Proxy Statement/Prospectus shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

6.5.      Each Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to commence such Acquiring Fund’s investment operations after the Closing Date and continue its operations after the Closing Date.

7.         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUNDS

The obligations of the Acquired Trust, on behalf of each Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Acquired Trust’s election, to the performance by the Acquiring Trust, on behalf of each Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

7.1.      All representations and warranties of the Acquiring Trust, on behalf of each Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.      The Acquiring Trust shall have delivered to the Acquired Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust, on behalf of each Acquiring Fund, made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

7.3.      The Acquiring Trust, on behalf of each Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Trust, on behalf of each Acquiring Fund, on or before the Closing Date;

7.4.      Each Acquired Fund and each Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization (as listed in Schedule A) after such number has been calculated in accordance with paragraph 1.1 of this Agreement; and

7.5.      The Acquired Trust, on behalf of each Acquired Fund, shall have received on the Closing Date the opinion of Dechert LLP, counsel to the Acquiring Trust (which may reasonably rely as to matters governed by the laws of the State of Delaware on an opinion of Delaware counsel and/or certificates of officers or Trustees of the Acquiring Trust), dated as of the Closing Date, covering the following points:

(a)        The Acquiring Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of the Acquiring Funds’ properties and assets and to carry on its business, including that of each Acquiring Fund, as a registered investment company, and each Acquiring Fund has all necessary federal, state and local authorizations to carry on its business;

(b)        The Agreement has been duly authorized, executed and delivered by the Acquiring Trust on behalf of each Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquired Trust, is a valid and binding obligation of the Acquiring Trust on behalf of each Acquiring Fund enforceable against the Acquiring Trust in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

(c)       The Acquiring Fund Shares to be issued to the Acquired Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and outstanding, and are fully paid and non-assessable by the Acquiring Trust, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

(d)       The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of the Acquiring Trust’s Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which the Acquiring Trust is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquiring Trust is a party or by which it is bound;

(e)        To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required to be obtained by the Acquiring Trust in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;

(f)         The Acquiring Trust is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of each Acquiring Fund, under the 1940 Act; its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and each Acquiring Fund is a separate series of the Acquiring Trust duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and Bylaws of the Acquiring Trust and applicable law; and

(g)         To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or any Acquiring Fund or any of their respective properties or assets and neither the Acquiring Trust nor any of the Acquiring Funds are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.

8.         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS

The obligations of the Acquiring Trust, on behalf of each Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Acquiring Trust’s election, to the performance by the Acquired Trust, on behalf of each Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

8.1.      All representations and warranties of the Acquired Trust, on behalf of each Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

8.2.      The Acquired Trust, on behalf of each Acquired Fund, shall have delivered to the Acquiring Trust a statement of each Acquired Fund’s Assets and Liabilities, together with a list of portfolio securities of each Acquired Fund showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Acquired Trust;

8.3.      The Acquired Trust shall have delivered to the Acquiring Trust on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust, on behalf of each Acquired Fund, made in this Agreement are, in all material respects, true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

8.4.     The Acquired Trust, on behalf of each Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Trust, on behalf of each Acquired Fund, on or before the Closing Date;

8.5.     Each Acquired Fund and each Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization (as listed in Schedule A) after such number has been calculated in accordance with paragraph 1.1 of this Agreement; and

8.6.     The Acquiring Trust shall have received on the Closing Date the opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Acquired Trust (which may rely as to matters governed by the laws of the State of Delaware on an opinion of Delaware counsel and/or certificates of officers or Trustees of the Acquired Trust), covering the following points:

(a)      The Acquired Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of the Acquired Funds’ properties and assets, and to carry on its business, including that of each Acquired Fund, as presently conducted;

(b)      The Agreement has been duly authorized, executed and delivered by the Acquired Trust, on behalf of each Acquired Fund, and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Trust, is a valid and binding obligation of the Acquired Trust, on behalf of each Acquired Fund, enforceable against the Acquired Trust in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles;

(c)      The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of the Acquired Trust’s Agreement and Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which the Acquired Trust is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement not disclosed to the Acquired Trust, judgment or decree to which the Acquired Trust is a party or by which it is bound;

(d)      To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required to be obtained by the Acquired Trust in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act (assuming the availability of the exemption provided in Rule 145(a)(2) thereunder), the 1934 Act and the 1940 Act, and such as may be required under state securities or blue sky laws (other than those of the State of Delaware);

(e)      The Acquired Trust is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of each Acquired Fund, under the 1940 Act and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(f)       The outstanding shares of each Acquired Fund are registered under the 1933 Act, and such registration is in full force and effect; and

(g)      To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Trust or any Acquired Fund or any of their respective properties or assets, and neither the Acquired Trust nor any of the Acquired Funds are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.

8.7.     The Acquired Trust shall have furnished to the Acquiring Trust a certificate, signed by the President (or any Vice President) and the Treasurer of the Acquired Trust, as to the adjusted tax basis in the hands of each Acquired Fund of the securities delivered to the Acquiring Funds pursuant to this Agreement computed in accordance with applicable sections of the Code and, with respect to securities, showing a breakdown by purchase lot.

8.8.    That each Acquired Fund, unless it receives an opinion of counsel that the consummation of the transactions contemplated hereunder qualify as a reorganization under Section 368(a)(1)(F) of the Code, shall have declared a distribution or distributions prior to the Valuation Date, as applicable, that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its  ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the close of business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period.  Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

9.         FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Trust, on behalf of each Acquired Fund, or the Acquiring Trust, on behalf of each Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

9.1.    With respect to each Acquired Fund individually, the Agreement and the transaction contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of such Acquired Fund in accordance with the provisions of the Acquired Trust’s Declaration of Trust, By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Trust.  Notwithstanding anything herein to the contrary, neither the Acquired Trust nor the Acquiring Trust may waive the conditions set forth in this paragraph 9.1 of this Agreement;

9.2.    The Agreement and the transactions contemplated herein shall have been approved (and such approval shall not have subsequently been revoked) by the Board of Trustees of the Acquiring Trust and the Board of Trustees of the Acquired Trust, and each party shall have delivered to the other a copy of the resolutions approving this Agreement adopted by the other party’s Board, certified by the Secretary or equivalent officer;

9.3.    On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

9.4.    All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Trust or the Acquired Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of any Acquiring Fund or Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

9.5.    The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

9.6.    The post-effective amendment to the registration statement of the Acquiring Trust on Form N-1A relating to shares of the Acquiring Funds shall have become effective and no stop order suspending the effectiveness thereof shall have been issued; and

9.7.    The parties shall have received the opinion of Dechert LLP addressed to the Acquired Trust and the Acquiring Trust substantially to the effect that, based upon certain facts, assumptions, and representations, for Federal income tax purposes:

(a)      The transfer by each Acquired Fund of all of its assets to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares, and the distribution of such shares to the Acquired Fund Shareholders, as provided in this Agreement, will constitute a reorganization within the meaning of Section 368 of the Code;

(b)       No gain or loss will be recognized by an Acquired Fund as a result of such transactions except with respect to certain contracts described in Section 1256(b) of the Code and stock in passive foreign investment companies, as defined in Section 1297(a) of the Code;

(c)       No gain or loss will be recognized by an Acquiring Fund as a result of such transactions;

(d)       No gain or loss will be recognized by the shareholders of any Acquired Fund upon the distribution to them by the Acquired Trust of the Acquiring Fund Shares in exchange for their shares of the Acquired Funds;

(e)       The basis of the Acquiring Fund Shares received by each shareholder of an Acquired Fund will be the same as the basis of the shareholder's Acquired Fund shares immediately prior to such transactions;

(f)        The basis of the Acquired Fund Assets received by an Acquiring Fund will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior the transactions;

(g)       A shareholder's holding period for the Acquiring Fund Shares will be determined by including the period for which the shareholder held the shares of the Acquired Fund exchanged therefor, provided that the shareholder held such shares of the Acquired Fund as a capital asset; and

(h)       The holding period of an Acquiring Fund with respect to the Acquired Fund Assets will include the period for which such Acquired Fund Assets were held by the Acquired Fund, provided that the Acquired Fund held such Acquired Fund Assets as capital assets.

The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Acquired Trust and the Acquiring Trust.  Notwithstanding anything herein to the contrary, neither the Acquired Trust nor the Acquiring Trust may waive the condition set forth in this paragraph 9.7 of this Agreement.

10.       INDEMNIFICATION

10.1.     The Acquiring Trust agrees to indemnify and hold harmless the Acquired Trust and each of the Acquired Trust’s officers and Trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Trust or any of its Trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Trust of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.2.     The Acquired Trust agrees to indemnify and hold harmless the Acquiring Trust and each of the Acquiring Trust’s officers and Trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Trust or any of its Trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Trust of any of its representations, warranties, covenants or agreements set forth in this Agreement.

11.       BROKERAGE FEES AND EXPENSES

11.1.     The Acquired Trust, on behalf of each Acquired Fund, and the Acquiring Trust, on behalf of each Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

11.2.      The expenses relating to the Reorganization will be borne by FBR Fund Advisers, Inc. and AFBA Investment Management Company.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation, printing and distribution of the Proxy Statement/Prospectus and Registration Statement, legal fees and accounting fees with respect to the Reorganization and the Proxy Statement/Prospectus and Registration Statement, expenses of holding shareholder meetings and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

12.       COOPERATION AND EXCHANGE OF INFORMATION

12.1.      The Acquiring Trust and the Acquired Trust will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any tax returns, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes, or in determining the financial reporting of any tax position. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to tax matters and financial reporting of tax positions of each Acquired Fund and corresponding Acquiring Fund for its taxable period first ending after the Closing and for prior taxable periods for which the party is required to retain records as of the Closing.

13.       ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

13.1.      The Acquired Trust and the Acquiring Trust agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

13.2.      The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

14.       TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before March 12, 2010, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which, all remedies at law or in equity of the party adversely affected shall survive.

15.       AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Acquired Trust and the Acquiring Trust; provided, however, that following a meeting of the shareholders of an Acquired Fund called by the Acquired Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement (as listed in Schedule A) to the detriment of such shareholders without their further approval.

16.      NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

The FBR Funds 1001 Nineteenth Street North Arlington, Virginia 22209 Attn: Edward M. Wheeler	AFBA 5Star Funds 909 North Washington Street Alexandria, Virginia 22314 Attn: Robert E. Morrison, Jr.

With a copy to:	With a copy to:
Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006 Attn : Patrick W.D. Turley, Esq.	Stradley, Ronon, Stevens & Young, LLP 2600 One Commerce Square Philadelphia, Pennsylvania 19103 Attn: Michael P. O’Hare, Esq.

17.       HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

17.1.     The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

17.2.     This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

17.3.     This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

17.4.     This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

17.5.     It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Funds or the Acquiring Funds, as provided in the Agreement and Declaration of Trust of the Acquired Trust or the Declaration of Trust of the Acquiring Trust, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

THE FBR FUNDS on behalf of its series listed in Schedule A

By: _____________________________________ Name: _____________________________________
Title: _____________________________________

AFBA 5STAR FUNDS on behalf of its series listed in Schedule A

By: _____________________________________ Name: _____________________________________
Title: _____________________________________

FBR FUND ADVISERS, INC. (solely with respect to Section 11.2)

By: _____________________________________ Name: _____________________________________
Title: _____________________________________

AFBA INVESTMENT MANAGEMENT COMPANY (solely with respect to Section 11.2)

By: _____________________________________ Name: _____________________________________
Title: _____________________________________

SCHEDULE A

ACQUIRING FUND (each Acquiring Fund is a series of The FBR Funds)	ACQUIRED FUND (each Acquired Fund is a series of AFBA 5Star Funds)
FBR Balanced Fund	AFBA 5Star Balanced Fund
Investor Class	Advisor Class
Investor Class	Class C
I Class	Class I
FBR Core Bond Fund	AFBA 5Star Total Return Bond Fund
Investor Class	Advisor Class
Investor Class	Class C
I Class	Class I

EXHIBIT B

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT
STRATEGIES

AFBA 5Star Large Cap Growth Fund and FBR Pegasus Fund™

	AFBA 5Star Large Cap Growth Fund	FBR Pegasus Fund™
Investment Objective	The Fund seeks long-term capital growth.	The investment objective of the Fund is capital appreciation.
Principal Investment Strategies

To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in large cap growth equity securities that the sub-adviser believes offer the prospect of long-term capital appreciation.  Large cap equity securities generally refer to companies in the Russell 1000® Growth Index, although the Fund may invest in securities not included in the Index.  The sub-adviser generally intends to purchase securities of issuers with a market capitalization of $5 billion or more at the time of investment.

Marvin & Palmer Associates, Inc. (“Marvin & Palmer”) uses a proprietary relative price strength model and focused fundamental research as part of a three step investment process to identify large cap stocks that Marvin & Palmer believes have rising earnings expectations.  First, Marvin & Palmer relies on a relative price strength model that is focused on long-term trends to analyze sectors and individual stocks based on relative price movement.  Companies that can be categorized as having positive price strength, i.e. leading the benchmark, become the focus of fundamental analysis by the portfolio managers.  Second, Marvin & Palmer uses fundamental analysis to evaluate particular sectors and stocks identified as having positive price strength based on the results of the relative price strength model.  Marvin & Palmer analyzes growth trends and competitive dynamics, including an analysis of the outlook for prices, costs, and volumes for the industry’s key players.  At the company level, Marvin & Palmer looks for superior, sustainable long-term growth.  Marvin & Palmer evaluates three primary factors to predict the long-term growth rate for a stock: franchise quality (for example, top line growth rate for the industry and the company, the company’s competitive advantage and the company’s key competitors), management quality and balance sheet quality (for example, sufficient internal capital generation to grow the company and risk of bankruptcy).  Third, Marvin & Palmer applies the results of steps one and two to construct the Fund’s portfolio by setting sector allocations and selecting stocks.  No stock can be purchased unless it has passed the first two steps of the investment process.  Marvin & Palmer uses a target range of stocks (35-55) and a minimum position size of 0.25% of the Fund’s portfolio for each portfolio security purchased.

The Fund’s investments may include foreign securities, including indirect investments such as American Depositary Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may participate as a purchaser in initial public offerings of securities (an “IPO”).  An IPO is a company’s first offering of stock to the public.  The Fund may also purchase securities of unseasoned issuers.

Under normal market conditions, the Pegasus Fund invests primarily in common stocks that, in the opinion of the Fund’s investment adviser, FBR Fund Advisers, Inc. (the “Adviser”), offer the potential for capital appreciation.  The Adviser invests in the stocks of companies of any size without regard to market capitalization.

When evaluating securities to purchase, the Adviser will make investment decisions for the Fund on the basis of fundamental security analysis.  Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds.  While the Fund’s investments are primarily in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may also invest in derivative instruments such as options, futures and forward foreign currency exchange contracts for hedging purposes, or for purposes of enhancing return.

Investment Adviser	AFBA 5Star Investment Management Company	FBR Fund Advisers, Inc.
Investment Subadviser	Marvin & Palmer Associates, Inc.	None
Portfolio Managers	David Marvin, Stephen Marvin, Jay Middleton and Porter Schutt	Robert C. Barringer and Ryan C. Kelley

AFBA 5Star Mid Cap Value Fund and FBR Pegasus Mid Cap Fund™

	AFBA 5Star Mid Cap Value Fund	FBR Pegasus Mid Cap Fund™
Investment Objective	The Fund seeks long-term capital growth.	The investment objective of the Fund is capital appreciation.
Principal Investment Strategies

To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in domestic equity securities (common stocks, convertibles and warrants) issued by medium-sized or “mid cap” companies.  The Fund considers a company to be a mid cap company if it has a market capitalization between $700 million and $8 billion at the time of purchase.

The Fund focuses on securities that are undervalued, but have favorable prospects for appreciation. Dreman Value Management, L.L.C.’s (“Dreman”) stock selection process encompasses screening for stocks of mid cap companies with below market price-to-earnings ratios that are financially solid and comparisons of the company’s stock price to its book value, cash flow and yield.  Dreman analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term capital appreciation and dividend growth. Dreman assembles the Mid Cap Value Fund’s portfolio from among the most attractive stocks, drawing on an analysis of economic outlooks for various sectors and industries.

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of mid-cap companies.  The Fund’s policy of investing at least 80% of its net assets in mid-cap companies may only be changed upon 60 days notice to shareholders.  The Fund considers mid-cap companies to have market capitalizations of greater than $2 billion and less than $15 billion at the time of purchase.  The Fund may invest up to 20% of its net assets in equity securities of companies with smaller or larger market capitalizations.

When evaluating securities to purchase, the Adviser makes investment decisions for the Fund on the basis of fundamental security analysis.  Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds.  While the Fund’s investments are primarily in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may also invest in derivative instruments such as options, futures and forward foreign currency exchange contracts for hedging purposes, or for purposes of enhancing return.

The Fund's investments focus on companies that have a demonstrated record of achievement and excellent prospects for earnings and/or cash flow growth over a 3- to 5-year period.

Investment Adviser	AFBA 5Star Investment Management Company	FBR Fund Advisers, Inc.
Investment Sub-adviser	Dreman Value Management, L.L.C.	None
Portfolio Manager(s)	David N. Dreman, E. Clifton Hoover, Jr., Mark Roach and F. James Hutchinson	Ryan C. Kelley

AFBA 5Star Small Cap Fund and FBR Pegasus Small Cap Growth Fund™

	AFBA 5Star Small Cap Fund	FBR Pegasus Small Cap Growth Fund™
Investment Objective	The Fund seeks long-term capital growth.	The investment objective of the Fund is long-term capital appreciation.
Principal Investment Strategies / Policies and Strategies

To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in domestic equity securities issued by small capitalization or “small cap” companies.  The Fund considers a company to be a small cap company if it has a market capitalization of less than $2.5 billion at the time of purchase, or if the company’s market capitalization would place it in the lowest 20% of total market capitalization of companies that have equity securities listed on a U.S. national securities exchange or traded on the NASDAQ system.

The Fund’s assets are allocated to two sub-advisers: Scout Investment Advisors, Inc. (“Scout”) and The London Company (“London Co.”) as determined by the Manager.

For its portion of the Fund’s portfolio, Scout identifies smaller companies that exhibit consistent or predictable cash generation and/or are expected to benefit from long-term industry or technological trends. Scout then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) analysis of company-specific factors such as product cycles, management, etc.; and 3) rigorous valuation analysis.

With respect to London Co.’s portion of the Fund, London Co. utilizes a bottom-up approach in its security selection for the Fund and focuses on selecting securities of companies that are profitable, financially stable companies that consistently generate free cash flow and high returns on unleveraged operating capital, trade at rational valuations and are run by shareholder-oriented management.

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days notice to shareholders.  The Fund currently considers small-cap companies to be those companies with market capitalizations of less than $3 billion, measured at the time of purchase.  The Fund primarily invests in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of small-cap companies listed on a U.S. securities exchange or NASDAQ expected to experience earnings growth.

While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest up to 20% of net assets in equity securities of companies with larger market capitalizations.  The Fund may also invest in derivative instruments such as options, futures and forward foreign currency exchange contracts for hedging purposes, or for purposes of enhancing return.  [The Fund is also subject to a fundamental investment restriction pursuant to which at least 25% of its investments will consist of the securities of issuers principally engaged in the technology industry.]

The Adviser makes investment decisions for the Fund on the basis of fundamental security analysis.  Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others.  The Fund may invest, to a limited degree, in securities issued in IPOs.

Many of the common stocks in which the Fund invests do not pay dividends; instead, stocks are bought for the potential that their prices will increase and provide capital appreciation for the Fund.

Investment Adviser	AFBA 5Star Investment Management Company	FBR Fund Advisers, Inc.
Investment Sub-advisers	The London Company and Scout Investment Advisors, Inc.	None
Portfolio Manager(s)	From The London Company: Stephen M. Goddard, Jonathan T. Moody and J. Wade Stinnette, Jr. From Scout Investment Advisors, Inc.: Thomas W. Laming and James R. McBride.	Robert C. Barringer

AFBA 5Star Science & Technology Fund and FBR Technology Fund

	AFBA 5Star Science & Technology Fund	FBR Technology Fund
Investment Objective	The Fund seeks long-term capital growth.	The investment objective of the Technology Fund is long-term capital appreciation.
Principal Investment Strategies

To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in common stocks and other domestic equity securities (including convertibles and warrants) of companies expected to benefit from the development, advancement and use of science and technology.

The Fund selects stocks that Scout believes have prospects for above-average earnings growth based on intensive fundamental research. Portfolio holdings can range across all market capitalizations of companies that are active in the development, production or distribution of products and services in the science and technology industries.  The Fund may also invest in companies that are likely to benefit from specific technological advances.

The Fund focuses on technology and healthcare-related companies which, in Scout’s opinion, have sustainable long-term business models, as well as companies that are likely to benefit from long-term trends identified by Scout. Some of the industries likely to be represented in the Fund’s portfolio are:

  Electronics, including hardware, software and components;

  Communications;

  E-commerce;

  Information;

  Media;

  Life sciences and healthcare;

  Environmental services;

  Chemicals and synthetic materials; and

  Defense and aerospace.

Under normal market conditions, the Technology Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry.  The Fund’s policy of investing at least 80% of its net assets in companies principally engaged in technology may only be changed upon 60 days notice to shareholders.  The Fund will primarily invest in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth as a result of technology.

Potential investments would include, but not be limited to, the following industries: computer software and hardware, semiconductors, scientific instrumentation, telecommunications, pharmaceuticals, chemicals, synthetic materials, defense and commercial electronics, data storage and retrieval, biotechnology, and healthcare and medical supplies.

While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 20% of its net assets in companies outside of the technology industry. The Fund may also invest in derivative instruments such as options, futures, and forward foreign currency exchange contracts for hedging purposes or for purposes of enhancing return.

The Adviser makes investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others. The Fund may invest, to a limited degree, in securities issued in IPOs.

Many of the common stocks purchased by the Fund will not pay dividends; instead, stocks will be bought for the potential that their prices will increase and provide capital appreciation for the Fund.

Investment Adviser	AFBA 5Star Investment Management Company	FBR Fund Advisers, Inc.
Investment Sub-adviser	Scout Investment Advisors, Inc.	None
Portfolio Managers	Thomas W. Laming and James R. McBride.	David H. Ellison and Winsor H. Aylesworth

AFBA 5Star Balanced Fund and FBR Balanced Fund

	AFBA 5Star Balanced Fund	FBR Balanced Fund
Investment Objective	The Fund seeks both long-term capital growth and current income.	Same.
Principal Investment Strategies

To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core and high quality domestic corporate, agency and governmental bonds.

The Fund may also invest in mortgage-backed and asset-backed securities.  The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The Fund’s investments may include foreign securities, including Yankee bonds and indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may also invest in IPOs.

The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns.  The approach of both sub-advisers of the Fund places a focus on seeking downside protection.  The Fund expects to change its allocation mix over time based on the Manager’s view of economic conditions and underlying security values.  Under normal circumstances, the Manager will allocate at least 25% of the Fund’s assets to a sub-adviser to be invested in equity securities and at least 25% to a sub-adviser to be invested in debt securities.  Many of the Fund’s common stock investments are expected to pay dividends.

The London Co. manages the equity portion of the Fund’s portfolio and Financial Counselors, Inc. (“FCI”) manages the fixed income portion of the Fund’s portfolio.  London Co. utilizes a bottom-up approach in its security selection for the equity segment of the Fund and focuses on selecting securities of companies that have demonstrated market dominance, have low business risk, continue to have solid long-term growth prospects and have averaged 15% or greater internal growth.  In addition, London Co. further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs.

FCI will use its core fixed income philosophy to manage the fixed income segment of the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices.  FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.

Same, except that, under normal circumstances, the Adviser will allocate approximately 40% of the Fund’s net assets to a sub-adviser to be invested in debt securities and the remainder to a sub-adviser to be invested in equity securities.

Investment Adviser	AFBA 5Star Investment Management Company	FBR Fund Advisers, Inc.
Investment Sub-advisers	The London Company and Financial Counselors, Inc.	Same.
Portfolio Managers	For The London Company: Stephen M. Goddard, Jonathan T. Moody and J. Wade Stinnette, Jr. For Financial Counselors, Inc.: Gary B. Cloud and Peter G. Greig.	Same.

AFBA 5Star Total Return Bond Fund and FBR Core Bond Fund

	AFBA 5Star Total Return Bond Fund	FBR Core Bond Fund
Investment Objective	The Fund seeks current income with capital growth as a secondary objective.	Same.
Principal Investment Strategies

To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities.

The Fund invests primarily in domestic investment grade corporate, agency and governmental bonds.  The Fund may also invest in mortgage-backed and asset-backed securities.  The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The Fund’s investments may include foreign securities, including Yankee bonds and indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may also invest in IPOs.

FCI will use its core fixed income philosophy to manage the fixed income segment of the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices.  FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.

Same.
Investment Adviser	AFBA 5Star Investment Management Company	FBR Fund Advisers, Inc.
Investment Sub-adviser	Financial Counselors, Inc.	Same.
Portfolio Managers	Gary B. Cloud and Peter G. Greig.	Same.

EXHIBIT C

THE FBR FUNDS

SHAREHOLDER INFORMATION

(Investor Class and I Class)

All purchases and redemptions of a Fund’s shares are made at the Fund’s net asset value per share (“NAV”) next determined after receipt of the order in proper form.  You pay no sales charges to invest in the Funds.

DETERMINATION OF NET ASSET VALUE

Your price for Fund shares is the Fund’s NAV, which is computed daily as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open (a “Business Day”).  Purchase orders received by JPMorgan Chase Bank, N.A. (“JPMorgan” or “Transfer Agent”) prior to the close of regular trading on the NYSE on any Business Day, are priced according to the applicable NAV determined on that date.  Purchase orders received after the close of regular trading on the NYSE are generally priced as of the Funds’ next determined NAV.

Each Fund determines its NAV by dividing the value of its net assets (i.e., assets less liabilities) by the total number of shares then outstanding.  Each Fund’s investments are valued based on market value.  When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), such security will be priced using its fair value as determined in good faith, by, or using procedures approved by, the Board of Trustees of the Funds.  The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities affected by a significant event occurring after the close of the foreign market on which such security principally trades, but before the close of the NYSE, that is likely to have changed the value of the security; securities whose trading has been halted or suspended; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

HOW TO BUY SHARES

GENERAL

You may buy shares of the Funds on any Business Day.  The Funds reserve the right to reject any purchase order or to change or waive the initial and any subsequent investment minimum requirements at any time.

Investor Class Shares

The minimum initial investment is $2,000.  For an investment in an IRA or pension, profit-sharing or other employee benefit plan, the minimum initial investment is $1,000.  There is no minimum requirement for subsequent investments.

I Class Shares

I Class shares are only available for purchase by institutional investors such as corporations, foundations, any organization authorized to act in a fiduciary, advisory, custodial or agency capacity and Fund Trustees, employees, and other employee relatives of the Trust, FBR Fund Advisers, Inc. (“FBR Fund Advisers”), or affiliates of the Adviser.  The minimum initial investment is $1,000,000.  There is no minimum requirement for subsequent investments.  The Funds reserve the right to reject any purchase order or to change or waive the initial and any subsequent investment requirements at any time.

If you no longer meet the minimum investment for I Class shares for any reason other than due to market fluctuations, the Funds may convert your I Class shares to Investor Class shares.  You will be notified in writing before any such conversion to Investor Class shares.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: when you open an account, a Fund must obtain the following information:

  Your name;

  Physical residential address (although post office boxes are still permitted for mailing);

  Date of birth; and

  Social security number, taxpayer identification number, or other identifying number.

We may also ask for other information that will allow us to identify you or to see certain identifying documents.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other third-party services.  Additional information may be required to open accounts for corporations and other non-natural persons.

Federal law prohibits the Funds from establishing new accounts unless it receives the minimum identifying information listed above.  The Funds also may be required to close your account if they are unable to verify your identity within a reasonable time.

BUYING SHARES THROUGH THE DISTRIBUTOR, OTHER AUTHORIZED BROKER-DEALERS OR INVESTMENT PROFESSIONALS

FBR Investment Services, Inc. (“FBR Services” or the “Distributor”) has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds (the “Authorized Broker-Dealer”).  If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it.  Contact your broker to determine whether it has an established relationship with the Distributor.

To buy shares through the Distributor or an Authorized Broker-Dealer, you may send a check, or wire Federal Funds.  The Distributor or an investor’s Authorized Broker-Dealer is responsible for forwarding purchase information and payment promptly to the Funds.

Shareholders whose shares are held through a brokerage account who desire to transfer such shares to another brokerage account should contact their current broker to affect the transfer.

Some broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals (collectively, “Investment Professionals”) may charge their clients direct fees or impose conditions on investments in addition to or different from those described in this Prospectus.  You should contact your Investment Professional concerning these fees and conditions (if any).  Investment Professionals are solely responsible for promptly transmitting purchase and redemption orders to the Funds.

FBR Services reserves the right to designate Authorized Broker-Dealers at its sole discretion, reject any specific purchase request and to suspend distribution through the Distributor or any such Authorized Broker-Dealers.  In addition, FBR Services may choose not to offer or open certain funds until such time as it deems appropriate.

BUYING SHARES THROUGH THE TRANSFER AGENT (INVESTOR CLASS SHARES ONLY)

To purchase shares through the Transfer Agent, you should complete the application (the “Account Application”) accompanying this Prospectus and forward it with payment by check drawn on a U.S. or Canadian bank to The FBR Funds, c/o JPMorgan Chase Bank, N.A., P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to The FBR Funds, c/o JPMorgan Chase Bank, N.A., 303 Broadway, Suite 900, Cincinnati, Ohio 45202-4203.  You may make additional purchases of shares by mailing a check drawn on a U.S. or Canadian bank to the same address.  If you pay for shares by check, the shares will be priced at the NAV next determined after the Transfer Agent receives the check in proper form. No cash, money orders, traveler’s checks, credit card checks, future or post-dated checks including stale-dated checks, counter or starter checks will be accepted.  The Funds may accept cashier’s checks or official checks for the purpose of a transfer or rollover.  In some instances, the Funds will accept third party checks, however, to protect against check fraud, the Funds may reject any purchase request involving a check that is not made payable to “The FBR Funds” (including, but not limited to, requests to purchase shares using third-party checks).  The availability of funds purchased by check may be subject to a hold up to 10 business days.

If your check does not clear, for any reason, the Transfer Agent will cancel your purchase and charge you for any loss to the Fund.  You may also be prohibited from future purchases.

You may also purchase shares by federal wire.  Call the Transfer Agent at 888.888.0025 prior to sending the wire to ensure you use the correct wiring instructions.  There is no charge from the Funds to make a wire purchase, however your bank may charge a fee for handling wire transfers.  All wires must be denominated in U.S. Dollars.

You should also notify the Transfer Agent before wiring funds for additional purchases.

The Transfer Agent will not process purchases or redemptions until it receives a fully completed and signed Account Application.

IN-KIND PURCHASES

You may buy shares of the Funds “in-kind” through a transfer of securities as payment for the shares, if approved in advance by the Adviser.  Securities used to purchase Fund shares must be appropriate investments for that Fund, must be consistent with the Fund’s investment objective and policies, and must have readily available market quotations.  The securities will be valued in accordance with the Funds’ procedures for valuing portfolio securities, determined as of the close of business the day on which the securities are received by the Fund in salable form. Whether a Fund will accept particular securities as payment will be decided at the sole discretion of the Adviser.  If you are considering buying shares in this manner, please call 888.888.0025.

SYSTEMATIC INVESTMENT PROGRAM (INVESTOR CLASS SHARES ONLY)

The Systematic Investment Program allows you to buy shares of a Fund at regular intervals.  If your bank or other financial institution allows automatic withdrawals, you may buy shares by having a designated account debited in the specified amount every month or quarter, on the fifth and/or twentieth day of the month.  A minimum initial investment of $500 is required to enroll in the Systematic Investment Program, and a $50 minimum for all subsequent systematic investments.  Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be used for participation in the Systematic Investment Program.  If you want to participate in the Systematic Investment Program, please call the Transfer Agent at 888.888.0025 to obtain the appropriate forms.

The Systematic Investment Program does not assure a profit and does not protect against loss in declining markets. The Funds may modify or terminate the Systematic Investment Program at any time or charge a service fee.  No fee is currently charged or contemplated.

HOW TO REDEEM SHARES

GENERAL

You may redeem (sell) your shares on any Business Day.  The price you will receive for your shares will be the NAV next determined after your order is received in proper form.

Normally, redemption proceeds will be mailed by the next Business Day after the Fund receives a redemption request in proper form, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a Fund.  This generally applies to cases of very large redemptions or during unusual market conditions.

Notwithstanding the foregoing, with respect to redemption of shares that were purchased recently by check, the Funds may withhold payment of redemption proceeds for up to 10 business days.

Your account may be redeemed after 60 days’ written notice to you if your account’s net asset value has fallen below the minimum investment required due to redemptions.  If you receive notice that your account will be redeemed, you may avoid the redemption by investing additional amounts in your account to bring the balance over the minimum investment required.  You will not be required to redeem your account if it has fallen below the minimum investment required due to market fluctuations.

FREQUENT TRADING POLICY AND REDEMPTION FEE

All Classes

The Funds are intended for long-term investors and not for those who wish to trade frequently in their shares. Frequent trading into and out of a Fund can have adverse consequences for the Fund and long-term shareholders. The Trust believes that frequent or excessive short-term trading activity by Fund shareholders may be detrimental to long-term shareholders because those activities may, among other things, (a) dilute the value of shares held by long-term shareholders, (b) cause the Funds to maintain a larger cash position than each such Fund would otherwise need, (c) increase brokerage commissions and related costs and expenses (such as custody and administrative costs and expenses), and (d) incur additional tax liability.  To protect against such activity, the Board of Trustees has adopted policies and procedures to curtail frequent or excessive short-term trading activity by Fund shareholders.

In accordance with this policy, if you redeem or exchange shares within 90 days of purchasing them, the Funds will charge a redemption fee of 1% of the amount redeemed.  The 1% redemption fee on shares redeemed (including exchanges) within 90 days of purchase is deducted from the redemption proceeds, is payable to the applicable Fund and is intended to offset out-of-pocket administrative costs and portfolio transaction costs caused by short-term trading.  To calculate the redemption fee, the Funds will use the “first-in, first-out” (FIFO) method to determine the holding period.  Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account.  All shareholders are subject to this fee, whether you invest directly with the Funds or through a Financial Intermediary, except as noted below.

Subject to the advance approval of the Trust’s chief compliance officer, the redemption fee may be waived on certain exempt transactions and accounts, including (1) redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions; (2) redemptions initiated by the Fund, including payment of maintenance fees; (3) shares redeemed due to death or disability of a shareholder or divorce decree; (4) transfer of assets within the same Fund; (5) certain redemptions and exchanges from participant directed retirement plans (please see below); and (6) redemptions and exchanges redeemed through asset allocation programs, provided the rebalancing is done  no more than quarterly.  Under Rule 22c-2 of the Investment Company Act of 1940, the Funds have entered into agreements with financial intermediaries obligating such financial intermediaries to provide, upon each Fund’s request, certain information regarding their customers and their customers’ transactions in shares of the Funds.  However, there can be no guarantee that all short-term trading activity will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in a form that can be quickly analyzed or evaluated by the Funds.

Other than the redemption fee, the Trust does not impose limits on the frequency of purchases and redemptions at the present time, nor does it limit the number of exchanges in a given period, but reserves the right to impose such measures in the future.  The Trust allows exchanges into any Fund in the Trust.  The Trust reserves the right to modify, withdraw or impose certain limitations at any time with respect to the exchange privilege.  The Trust reserves the right to modify the redemption fee to meet any regulatory requirements that may be imposed in the future.

Investor Class Shares

Redemption fees will not apply to the following transactions in participant directed retirement plans (such as 401k, 403b and 457 plans): (1) redemptions due to loans; (2) required minimum distributions; (3) plan or participant termination; and (4) redemptions and exchanges on initial payroll or employer contributions.

REDEEMING THROUGH THE DISTRIBUTOR, AUTHORIZED BROKER-DEALERS OR INVESTMENT PROFESSIONALS

If you hold Fund shares through a brokerage account, you must submit redemption requests to your account executive or Authorized Broker-Dealer, either in person, by telephone or by mail.  As the Funds’ agent, the Distributor or another Authorized Broker-Dealer may honor a redemption request by repurchasing Fund shares from you at the shares’ NAV next computed after the Distributor or Authorized Broker-Dealer receives your request. Under normal circumstances, redemption proceeds will be paid by check or credited to your brokerage account by the next Business Day.  The Distributor and Authorized Broker-Dealers are responsible for sending redemption requests promptly to the Transfer Agent.  You may also place redemption requests through an Investment Professional, who may charge a fee for this service.

REDEEMING THROUGH THE TRANSFER AGENT (INVESTOR CLASS SHARES ONLY)

Some circumstances require that your request to sell shares be made in writing accompanied by an original signature guarantee to help protect against fraud.  We accept original signature guarantees from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations participating in a Medallion program.  The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and New York Stock Exchange, Inc. Medallion Signature Program (MSP).  SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THESE PROGRAMS WILL NOT BE ACCEPTED.

Some of the circumstances that may require an original Medallion signature guarantee from one of the above programs include:

  Redemption proceeds that exceed $100,000;

  Proceeds that are not being paid to the owner of record, including the transfer of assets;

  Proceeds that are being sent to an address other than the address of record;

  Proceeds to be paid by check to an address of record that has been changed within 30 days; and

  Proceeds being sent via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request.

We may require additional documentation of authority when a corporation, partnership, trust, fiduciary, executor or administrator requests a redemption.  Contact the Transfer Agent for requirements.

REDEMPTION IN WRITING.  If you do not hold shares through a brokerage account and you wish to redeem shares, you may redeem your shares through the Transfer Agent by sending a written request directly to: The FBR Funds, c/o JPMorgan Chase Bank, N.A., P.O. Box 5354, Cincinnati, Ohio 45201-5354.  Include the following information in your redemption request:

  the name of the Fund and account number you are redeeming from;

  your name(s) and address as it appears on your account;

  the dollar amount or number of shares you wish to redeem;

  your signature(s) as it appears on your account registration; and

  a daytime telephone number.

REDEMPTION BY TELEPHONE/PAYMENT BY WIRE TRANSFER.  You may redeem shares by telephone if you elected this option on your initial Account Application.  If you wish to add this privilege to your account, please call the Transfer Agent at 888.888.0025 for instructions.  Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone.

If you redeem shares by telephone, we will mail a check for the redemption proceeds to your registered address unless you have designated in your Account Application that redemption proceeds are to be sent by wire transfer to a specific checking or savings account.  In that case, if we receive a telephone redemption request before the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), we will wire the redemption proceeds to your bank account on the next day that a wire transfer can be effected.  We charge a transaction fee of $10.00 for payments by wire.  This fee may be waived for certain institutional accounts and broker/dealer accounts.  Your bank may also charge a fee for receiving the wire.

In order to protect your investment assets, the Funds will only follow instructions received by telephone that it reasonably believes to be genuine.  However, there is no guarantee that the instructions relied upon will always be genuine and the Funds will not be liable, in those cases.  The Funds have certain procedures to confirm that telephone instructions are genuine.  Some of these procedures may include requiring personal identification; making checks payable only to the owner(s) of the account shown on the Funds’ records; mailing checks only to the account address shown on the Funds’ records; directing wires only to the bank account shown on the Funds’ records; providing written confirmation for transactions requested by telephone and tape recording instructions received by telephone.  The Funds reserve the right to refuse any transaction they believe to not be genuine.

REDEMPTION IN-KIND

Redemption proceeds are normally paid in cash; however, the Funds reserve the right to pay the redemption price in whole or in part by a “redemption in-kind” of portfolio securities of the particular Fund, in lieu of cash, if the amount you are redeeming is large enough to affect Fund operations (for example, if it represents more than 1% of a Fund’s assets).

AUTOMATIC WITHDRAWAL (INVESTOR CLASS SHARES ONLY)

The Funds have an automatic withdrawal program, which allows you to withdraw a specified dollar amount (minimum of $100) on either a monthly or quarterly basis.  You must have a minimum account balance of $10,000 in a Fund to enroll in the automatic withdrawal program.  We will redeem shares in your account for this purpose. As with other redemptions, we will charge a 1% fee for shares redeemed that have been held 90 days or less (see “Frequent Trading Policy and Redemption Fee”).  You may obtain an application for automatic withdrawal from the Distributor or the Transfer Agent.  If, as a result of your automatic withdrawals, your account balance in a Fund falls below $1,000, it may be subject to the minimum account balance requirements.  You may cancel the automatic withdrawal at any time.  The Funds reserve the right to cancel the plan if, on two or more consecutive months, there has been insufficient shares in your account.  The Funds may modify or terminate the automatic withdrawal program at any time.

SHAREHOLDER SERVICES

TAX-SHELTERED RETIREMENT PLANS

You may invest in each Fund through various retirement plans.  These include individual retirement plans and employer sponsored retirement plans, such as defined benefit and defined contribution plans.  To determine which type of retirement plan is appropriate for you, please contact your tax adviser.  For further information about Fund sponsored Traditional, Roth and SEP IRA plans, please call the Transfer Agent.

EXCHANGE PRIVILEGE

All Classes

You may exchange your shares of a Fund for the same class of shares of another FBR Fund.

You should obtain and read the current Prospectus of the FBR Fund you want to acquire in an exchange by calling 888.888.0025.  Please note that proceeds of shares exchanged within 90 days of purchase will be subject to a 1% redemption fee (see “Frequent Trading Policy and Redemption Fee”).  The FBR Fund you are exchanging into must be available for sale in your state and the registration for both accounts must be identical.  Exchanges will be effected at the respective net asset values of the Funds involved as next determined after receipt of the exchange request.  The exchange privilege may be modified or withdrawn at any time and is subject to certain limitations.

For federal income tax purposes, an exchange is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange (except for exchanges within retirement plans).  You should consult your own tax adviser concerning the tax consequences of an exchange.

If an exchange is to a new account in a Fund, the dollar value of shares acquired must meet the Fund’s minimum investment for a new account.  Any amount that remains in a Fund account after an exchange must not drop below the minimum account value required by the Funds.

If you wish to make an exchange, you may do so by sending a written request to the Transfer Agent.  You will automatically be provided with telephone exchange privileges when you open your account, unless you indicate on the Account Application that you do not wish to use this privilege.  You may add a telephone exchange feature to an existing account that previously did not provide for this option.  If you wish to add this privilege to your account, please call the Transfer Agent at 888.888.0025 for instructions.  Once this election has been made, you may simply contact the Transfer Agent at 888.888.0025 to request the exchange.

When you enact an exchange, a new account will be established with the exact registration and options as the account you are exchanging from unless you are exchanging into an existing account.  If you want different options for the new account, you must specify this in writing, with all signatures guaranteed as described above.  See “Redeeming Through the Transfer Agent.”

We reserve the right to modify, restrict, or reject any exchange request if the Fund or Distributor of the FBR Fund determines it is in the best interest of the Funds and its shareholders. The Fund may also revoke the privilege for all shareholders upon 60 days’ notice.

OTHER IMPORTANT INVESTMENT INFORMATION

DISTRIBUTION FEES (INVESTOR CLASS SHARES ONLY)

Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act which allows the Fund to pay distribution fees for the sale and distribution of its shares.  Under these plans, each Fund pays a distribution fee at an annual rate of up to 0.25% of the Fund’s average daily net assets.  Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares and pays any dividends from its net investment income, if any, annually.  The Funds distribute substantially all of their net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, after the end of the taxable year in which the gain is realized.  The Funds may make additional distributions if necessary to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).

You may choose to have dividends and distributions of a Fund paid to you in cash or additional shares of the Fund. You should make this election on your Account Application but you may change your election by giving written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution.  If you do not choose otherwise, all dividends and distributions will be reinvested in the Fund paying the dividend and/or distribution.

If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as “undeliverable” or (2) remains uncashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Funds at the NAV determined as of the date of payment.  In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and then reinvested in the Funds at the NAV determined as of the date of cancellation.

FEDERAL TAX CONSIDERATIONS

Investments in the Funds have tax consequences that you should consider.  This section briefly describes some of the more common federal tax consequences.  A more detailed discussion about the tax treatment of distributions from a Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of a Fund, is contained in the SAI.  These tax considerations are generally not applicable to investors in qualified retirement plans.  You should consult your tax adviser about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions.  Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of a Fund.  Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains.  Dividend distributions and short-term capital gains generally will be taxed as ordinary income.  The tax you pay on a given capital gains distribution generally depends on how long a Fund held the portfolio securities it sold.  It does not depend on how long you held your Fund shares.

Currently applicable tax provisions generally provide for a maximum tax rate for individual taxpayers of 15% on long-term gains and certain qualifying dividends on corporate stock.  These rate reductions do not apply to corporate taxpayers or to foreign shareholders.  The following are guidelines for how certain distributions by a Fund are generally taxed to individual taxpayers:

  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

  Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

  A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

  Distributions of earnings from non-qualifying dividends income, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

  The favorable treatment for qualifying dividends and the maximum 15% rate on capital gains for individual taxpayers is currently scheduled to expire in 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns.  Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

The Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. federal income tax liability.

TAXES ON SALES OR EXCHANGES

If you sell shares of a Fund or exchange them for shares of another Fund, you generally will be subject to tax on any taxable gain.  Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange).  Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.  If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of the shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of each Fund’s portfolio holdings is publicly available on a quarterly basis on the Funds’ website at www.fbrfunds.com by the 10th business day following the end of each calendar quarter.  A complete list of the Funds’ portfolio holdings is also publicly available through filings made with the U.S. Securities and Exchange Commission on Forms N-CSR and N-Q.  The Funds also make available certain additional information regarding their portfolios (e.g. top-10 holdings, asset allocation, sector breakdown) on their website on a quarterly basis by the 15th of the month following the calendar quarter-end.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolios is provided in the Funds’ SAI.

SHAREHOLDER SERVICES AGREEMENTS (INVESTOR CLASS SHARES ONLY)

The Funds are authorized to enter into Shareholder Services Agreements pursuant to which each Fund is entitled to make payments to certain entities which may include investment advisers, brokers, dealers, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship.  Under the terms of a Shareholder Services Agreement, a Fund is authorized to pay an Authorized Service Provider a shareholder service fee at the rate of up to 0.25% on an annual basis of the average daily net asset value of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.

PAYMENTS TO THIRD PARTIES BY THE ADVISER AND ITS AFFILIATES

The Adviser and its affiliates, including the Distributor, may, out of their own resources, and without additional direct cost to the Funds or their shareholders, provide compensation to certain financial intermediaries, such as broker-dealers and financial advisers, in connection with sales of shares of the Funds.  This compensation is in addition to any Distribution (Rule 12b-1) Fees paid by the Funds to such intermediaries.  This compensation is generally made to those intermediaries that provide shareholder servicing, marketing support, broker education, and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

Please be aware that the Funds may use brokers who sell shares of the Funds to effect portfolio transactions.  The Funds do not consider the sale of Fund shares as a factor when selecting brokers to effect portfolio transactions.  The Funds have adopted procedures which address these matters.  You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your broker or financial adviser and his or her firm may have an incentive to recommend one fund complex over another.

EXHIBIT D

CAPITALIZATION

AFBA 5Star Large Cap Growth Fund and FBR Pegasus Fund™

	AFBA 5Star Large Cap Growth Fund	FBR Pegasus Fund™	Share Adjustments	FBR Pegasus Fund™ Pro Forma Combined
Net Assets
Advisor/Investor	$ 1,100,068	$ 22,633,493	$ 633,201	$ 24,366,762
Class I/I Class	$ 29,665,069	$ 94,863		$ 29,759,932
Class C	$ 633,201		$ (633,201)

Shares Outstanding
Advisor/Investor	109,432	2,274,539	64,752	2,448,723
Class I/I Class	2,891,372	11,004	549,702	3,452,077
Class C*	67,660		(67,660)

Net Asset Value Per Share
Advisor/Investor	$ 10.05	$ 9.95		$ 9.95
Class I/I Class	$ 10.26	$ 8.62		$ 8.62
Class C	$ 9.36

* AFBA 5 Star Large Cap Growth Fund Class C Shares are being exchanged for FBR Pegasus FundTM Investor Shares.

AFBA 5Star Mid Cap Value Fund and FBR Pegasus Mid Cap Fund™

	AFBA 5Star Mid Cap Value Fund	FBR Pegasus Mid Cap Fund™	Share Adjustments	FBR Pegasus Mid Cap Fund™ Pro Forma Combined
Net Assets
Advisor/Investor	$ 1,687,027	$ 7,415,082	$ 1,431,056	$ 10,533,165
Class I/I Class	$10,370,913	$ 86,534		$ 10,457,447
Class C	$ 1,431,056		$ (1,431,056)

Shares Outstanding
Advisor/Investor	190,660	758,880	128,489	1,078,029
Class I/I Class	1,148,626	10,224	76,698	1,235,548
Class C*	173,332		(173,332)	173,332

Net Asset Value Per Share
Advisor/Investor	$ 8.85	$ 9.77		$ 9.77
Class I/I Class	$ 9.03	$ 8.46		$ 8.46
Class C	$ 8.26

* AFBA 5Star Mid Cap Value Fund Class C Shares are being exchanged for FBR Pegasus Mid Cap Fund™ Investor Shares.

AFBA 5Star Small Cap Fund and FBR Pegasus Small Cap Growth Fund™

	AFBA 5Star Small Cap Fund	FBR Pegasus Small Cap Growth Fund™	Share Adjustments	FBR Pegasus Small Cap Growth Fund™ Pro Forma Combined
Net Assets
Advisor/Investor	$ 10,632,133	$ 6,701,005	$ 3,151,100	$ 20,484,238
Class I/I Class	$ 8,769,192	$ 139,566		$ 8,908,758
Class C	$ 3,151,100		$ (3,151,100)	-
R Class		$ 89,086		$ 89,086

Shares Outstanding
Advisor/Investor	1,121,987	646,063	206,954	1,975,004
Class I/I Class	904,246	15,560	73,416	993,222
Class C*	358,682		(358,682)	-
R Class		10,000		10,000

Net Asset Value Per Share
Advisor/Investor	$ 9.48	$ 10.37		$ 10.37
Class I/I Class	$ 9.70	$ 8.97		$ 8.97
Class C	$ 8.79
R Class		$ 8.91		$ 8.91

* AFBA 5Star Small Cap Fund Class C Shares are being exchanged for FBR Pegasus Small Cap Growth Fund™ Investor Shares.

AFBA 5Star Science & Technology Fund and FBR Technology Fund

	AFBA 5Star Science & Technology Fund	FBR Technology Fund	Share Adjustments	FBR Technology Fund Pro Forma Combined
Net Assets
Advisor/Investor	$ 2,266,655	$ 8,391,528	$1,122,703	$ 11,780,886
Class I/I Class	$ 6,878,607			$ 6,878,607
Class C	$ 1,122,703		$ (1,122,703)

Shares Outstanding
Advisor/Investor	199,059	910,169	168,550	1,277,778
Class I/I Class	591,454		154,599	746,053
Class C*	105,475		(105,475)

Net Asset Value Per Share
Advisor/Investor	$ 11.39	$ 9.22		$ 9.22
Class I/I Class	$ 11.63			$ 9.22
Class C	$ 10.64

D-2

AFBA Balanced Fund

	AFBA 5Star Balanced Fund	FBR Balanced Fund	Share Adjustments	FBR Balanced Fund Pro Forma Combined
Net Assets
Advisor	$ 26,789,425		$ 20,147,249	$ 46,936,674
Class I	$ 36,554,398			$ 36,554,398
Class C	$ 20,147,249		$ (20,147,249)

Shares Outstanding
Advisor	2,500,421		1,881,162	4,381,583
Class I	3,573,301			3,573,301
Class C*	1,915,466		(1,915,466)

Net Asset Value Per Share
Advisor	$ 10.71			$ 10.71
Class I	$ 10.23			$ 10.23
Class C	$ 10.52

AFBA Total Return Bond Fund

	AFBA 5Star Total Return Bond Fund	FBR Core Bond Fund	Share Adjustments	FBR Core Bond Fund Pro Forma Combined
Net Assets
Advisor	$ 3,527,465		$ 1,411,088	$ 4,938,553
Class I	$ 23,712,787			$ 23,712,787
Class C	$ 1,411,088		$ (1,411,088)

Shares Outstanding
Advisor	375,841		150,276	526,117
Class I	2,729,431			2,729,431
Class C*	155,310		(155,310)

Net Asset Value Per Share
Advisor	$ 9.39			$ 9.39
Class I	$ 8.69			$ 8.69
Class C	$ 9.09

D-3

EXHIBIT E

FORMS OF ORGANIZATION

The following chart provides a summary of certain similarities and differences between the forms of organization of the Funds.

	AFBA 5Star Funds (a Delaware statutory trust)	The FBR Funds (a Delaware statutory trust)
Quorum of shareholders	40% of the shares entitled to vote.	33 1/3% of the shares entitled to vote.
Can the Fund issue an unlimited number of shares?	Yes.	Yes.
Do the Trustees have the power to materially amend the governing instrument without shareholder approval?	Yes.	Yes.
Can the Trustees amend the by-laws without shareholder approval?	Yes.	Yes.
Is termination of the trust (as opposed to a series thereof) possible without shareholder approval?	Yes.	Yes.
Can the Trustees act without a meeting?	Yes.	Yes.
Trustee liability other than what the federal securities laws already prescribe?

Liability for any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing and for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee.

No limitation of liability for any liability to the Trust or to shareholders to which a Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of the Trustee.

Shareholder liability?	No.	No.
Term of office of Trustees

For the lifetime of the Trust or until

such Trustee's earlier death, resignation, removal, retirement or inability otherwise to serve, or, if sooner  than any of such events, until the next meeting of shareholders called for the purpose of electing Trustees or consent of Shareholders in lieu thereof for the election of Trustees, and until the election and qualification of his or her successor.

For the lifetime of the Trust or until he or she dies, resigns, has reached the mandatory retirement age, if any, as set by the Trustees, is declared incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

Vote required for reorganization	Majority of the Trustees.	Majority of a quorum of Trustees, unless shareholder approval is required under applicable law.
Rights of Inspection?

Share register and Declaration of Trust and By-laws may be inspected during regular business hours at the Trust’s officers upon reasonable written demand and for any purpose reasonably related to a shareholder’s interest as a shareholder of the Trust; the right to inspect other books and records may be requested by a shareholder acting individually but the Trust is not obligated to provide them.

No, except as conferred by law or by the Trustees or by a resolution of the shareholders.

EXHIBIT F

CONTROL SHAREHOLDERS

As of the Record Date, the following persons owned beneficially or of record 5% or more of the outstanding shares of the class identified of the AFBA 5Star Funds:

Fund Name and Class	Name and Address of Owner	Number of Shares	Percentage Ownership of Share Class*
AFBA 5Star Mid Cap Value Fund Advisor Shares	Raymond James & Assoc., Inc. FBO S. Murphy Investments, Ltd. c/o Armed Forces Benefit Assoc. 909 N. Washington Street Alexandria, VA 22314-1555	9,364	5.34%
AFBA 5Star Mid Cap Value Fund I Shares	Armed Forces Benefit Assoc. Attn: Debbie French 909 N. Washington Street Alexandria, VA 22314-1555	918,281	79.58%
AFBA 5Star Mid Cap Value Fund I Shares	PIMS/Prudential Retirement As Nominee for the TTEE/CUST PL 763 Armed Forces Benefit Assoc. 909 N. Washington Street Alexandria, VA 22314-1555	89,193	7.73%
AFBA 5Star Small Cap Fund Advisor Shares	Prudential Investments Management Service FBO Mutual Fund Clients 100 Mulberry Street 3 Gateway Center - Floor 11 Mail Stop: NJ 05-11-20 Newark, NJ 07102	445,443	43.29%
AFBA 5Star Small Cap Fund I Shares	Armed Forces Benefit Assoc. Attn: Debbie French 909 N. Washington Street Alexandria, VA 22314-1555	483,217	62.56%
AFBA 5Star Small Cap Fund I Shares	PIMS/Prudential Retirement As Nominee for the TTEE/CUST PL 763 Armed Forces Benefit Assoc. 909 N. Washington Street Alexandria, VA 22314-1555	109,970	14.23%
AFBA 5Star Large Cap Growth Fund Advisor Shares	Raymond James & Assoc. Inc. FBO Samia M. Abdalla c/o Armed Forces Benefit Assoc. 909 N. Washington Street Alexandria, VA 22314-1555	9,191	8.68%

AFBA 5Star Large Cap Growth Fund Advisor Shares	First Clearing, LLC Thomas E. Greenman Jr. R/O IRA c/o Armed Forces Benefit Assoc. 909 N. Washington Street Alexandria, VA 22314-1555	6,559	6.19%
AFBA 5Star Large Cap Growth Fund Advisor Shares	Raymond James & Assoc. Inc. FBO Rex L. Pollock IRA c/o Armed Forces Benefit Assoc. 909 N. Washington Street Alexandria, VA 22314-1555	5,704	5.39%
AFBA 5Star Large Cap Growth Fund I Shares	Armed Forces Benefit Assoc. Attn: Debbie French 909 N. Washington Street Alexandria, VA 22314-1555	2,013,437	72.71%
AFBA 5Star Large Cap Growth Fund I Shares	PIMS/Prudential Retirement As Nominee for the TTEE/CUST PL 763 Armed Forces Benefit Assoc. 909 N. Washington Street Alexandria, VA 22314-1555	206,270	7.44%
AFBA 5Star Large Cap Growth Fund C Shares	First Clearing, LLC Andrew M. Greenblatt WBNA Custodian TRAD IRA c/o Armed Forces Benefit Assoc. 909 N. Washington Street Alexandria, VA 22314-1555	5,602	8.98%
AFBA 5Star Large Cap Growth Fund C Shares	Raymond James & Assoc. Inc. FBO Maelynn Reece IRA c/o Armed Forces Benefit Assoc. 909 N. Washington Street Alexandria, VA 22314-1555	4,524	7.26%
AFBA 5Star Large Cap Growth Fund C Shares	Raymond James & Assoc. Inc. FBO Harry E. Poe c/o Armed Forces Benefit Assoc. 909 N. Washington Street Alexandria, VA 22314-1555	3,948	6.33%
AFBA 5Star Large Cap Growth Fund C Shares	Raymond James & Assoc. Inc. FBO Steven C. Laird TTEE c/o Armed Forces Benefit Assoc. 909 N. Washington Street Alexandria, VA 22314-1555	3,273	5.25%
AFBA 5Star Large Cap Growth Fund C Shares	Raymond James & Assoc. Inc. FBO G. Kent Smith IRA c/o Armed Forces Benefit Assoc. 909 N. Washington Street Alexandria, VA 22314-1555	3,197	5.13%
F-2
AFBA 5Star Balanced Fund Advisor Shares	Charles Schwab & Co. Inc. Special Custody Account FBO Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	580,818	23.59%
AFBA 5Star Balanced Fund I Shares	Armed Forces Benefit Assoc. Attn: Debbie French 909 N. Washington Street Alexandria, VA 22314-1555	1,770,283	49.51%
AFBA 5Star Balanced Fund I Shares	NFS LLC FEBO Armed Forces Benefit Assoc. 909 N. Washington Street Alexandria, VA 22314-1555	914,939	25.59%
AFBA 5Star Balanced Fund I Shares	PIMS/Prudential Retirement As Nominee for the TTEE/CUST PL 763 Armed Forces Benefit Assoc. 909 N. Washington Street Alexandria, VA 22314-1555	193,656	5.41%
AFBA 5Star Total Return Bond Fund Advisor Shares	Janney Montgomery Scott LLC FBO Sue Marie DiLucia 1801 Market Street Philadelphia, PA 19103	24,685	6.59%
AFBA 5Star Total Return Bond Fund I Shares	Armed Forces Benefit Assoc. Attn: Debbie French 909 N. Washington Street Alexandria, VA 22314-1555	2,218,706	80.73%
AFBA 5Star Total Return Bond Fund C Shares	First Clearing, LLC FBO Lynn B. Kimmel c/o Armed Forces Benefit Assoc. 909 N. Washington Street	10,387	6.32%
AFBA 5Star Total Return Bond Fund C Shares	First Clearing, LLC FBO Susan E. Baughey c/o Armed Forces Benefit Assoc. 909 N. Washington Street	8,419	5.12%
AFBA 5Star Science & Technology Fund Advisor Shares	Charles Schwab & Co. Inc. Special Custody Account FBO Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	41,180	22.24%
AFBA 5Star Science & Technology Fund I Shares	Armed Forces Benefit Assoc. Attn: Debbie French 909 N. Washington Street Alexandria, VA 22314-1555	378,279	74.02%
F-3
AFBA 5Star Science & Technology Fund I Shares	PIMS/Prudential Retirement As Nominee for the TTEE/CUST PL 763 Armed Forces Benefit Assoc. 909 N. Washington Street Alexandria, VA 22314-1555	39,331	7.69%

*      A party holding in excess of 25% of the outstanding voting securities of a Fund may be deemed to control the Fund based on the substantial ownership interest held and the party’s resultant ability to influence voting on certain matters submitted to shareholders for their consideration and approval.  The information presented above reflects ownership of a class of shares of a Fund. Shareholders of each Fund will be voting together in the aggregate on each proposal and not a per class basis.

F-4

EXHIBIT G

FINANCIAL HIGHLIGHTS OF THE FBR FUNDS

The financial highlights tables on the following pages are intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the applicable share classes’ operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions, if any).  The information for the Funds has been audited by Tait, Weller & Baker, whose report, along with the Funds’ audited financial statements, are included in the current annual report, which is available upon request.  Information is not presented for the I Class shares of the FBR Technology Fund because that share class was not in existence during the periods presented.

FBR Pegasus Fund™ – Investor Class

	For the Year Ended October 31, 2009	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007	For the Period Ended October 31, 2006*
Per Share Operating Performance:
Net Asset Value - Beginning of Period	$ 8.14	$13.40	$11.84	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[1,2]	0.03	0.08	(0.04)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	1.60	(4.05)	2.05	1.84

Total from Investment Operations	1.63	(3.97)	2.01	1.83

Distributions to Shareholders:
From Net Investment Income	(0.05)	--	--	(0.00)[4]
From Net Realized Gain	--	(1.30)	(0.45)	--

Total Distributions	(0.05)	(1.30)	(0.45)	(0.00)[4]

Paid-in Capital from Redemption Fees[5]	0.00[4]	0.01	0.00[4]	0.01

Net Increase (Decrease) in Net Asset Value	1.58	(5.26)	1.56	1.84
Net Asset Value - End of Period	$9.72	$8.14	$13.40	$11.84

Total Investment Return[6]	20.12%	(32.37)%	17.52%	18.45%(A)

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.25%	1.71%	1.97%	1.94%(B)
Expenses Before Waivers and Related Reimbursements	2.16%	2.55%	2.21%	2.74%(B)
Net Investment Income (Loss) After Waivers and Related Reimbursements[2]	0.61%	0.51%	(0.30)%	(0.23)%(B)
Net Investment Loss Before Waivers and Related Reimbursements	(0.30)%	(0.33)%	(0.54)%	(1.03)%(B)

Supplementary Data:
Portfolio Turnover Rate	60%	39%	108%	166%(A)
Net Assets at End of Period (in thousands)	$18,947	$4,574	$13,037	$13,349

_____________________
*	Represents the period from commencement of operations (November 15, 2005) through October 31, 2006.
[1]

Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Prior to May 30, 2008, reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses). As of May 30, 2008, reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.25% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses).

[3]

The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]	Less than $0.01
[5]	Calculated based on average shares outstanding.
[6]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

FBR Pegasus FundTM – I Class

	For the Year Ended October 31, 2009	For the Period Ended October 31, 2008*
Per Share Operating Performance:
Net Asset Value - Beginning of Period	$7.07	$10.00

Income (Loss) from Investment Operations:
Net Investment Income[1,2]	0.07	0.03
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	1.34	(2.96)

Total from Investment Operations	1.41	(2.93)

Distributions to Shareholders:
From Net Investment Income	(0.06)	--

Net Increase (Decrease) in Net Asset Value	1.35	(2.93)
Net Asset Value - End of Period	$8.42	$7.07

Total Investment Return[4]	20.21%	(29.30)%(A)

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.00%	1.01%(B)
Expenses Before Waivers and Related Reimbursements	16.64%	4.11%(B)
Net Investment Income After Waivers and Related Reimbursements[2]	1.05%	0.88%(B)
Net Investment Loss Before Waivers and Related Reimbursements	(14.59)%	(2.22)%(B)

Supplementary Data:
Portfolio Turnover Rate	60%	39%
Net Assets at End of Period (in thousands)	$99	$71

_______________________
*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]

Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.00% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses).

[3]

The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

FBR Pegasus Mid Cap Fund™ – Investor Class

	For the Year Ended October 31, 2009	For the Year Ended October 31, 2008	For the Period Ended October 31, 2007*
Per Share Operating Performance:
Net Asset Value - Beginning of Period	$8.18	$11.30	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[1,2]	0.04	(0.01)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	1.43	(3.00)	1.32

Total from Investment Operations	1.47	(3.01)	1.30

Distributions to Shareholders:
From Net Investment Income	(0.01)	--	--
From Net Realized Gain	(0.12)	(0.13)	--
Total Distributions	(0.13)	(0.13)	--

Paid-in Capital from Redemption Fees[4]	0.01	0.02	0.00[5]
Net Increase (Decrease) in Net Asset Value	1.35	(3.12)	1.30
Net Asset Value - End of Period	$9.53	$8.18	$11.30

Total Investment Return[6]	18.51%	(26.71)%	13.00%(A)

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.35%	1.66%	1.95%(B)
Expenses Before Waivers and Related Reimbursements	2.95%	3.71%	4.17%(B)
Net Investment Income (Loss) After Waivers and Related Reimbursements[2]	0.39%	(0.13)%	(0.36)%(B)
Net Investment Loss Before Waivers and Related Reimbursements	(1.21)%	(2.18)%	(2.58)%(B)

Supplementary Data:
Portfolio Turnover Rate	128%	93%	135%(A)
Net Assets at End of Period (in thousands)	$6,767	$4,108	$3,873

__________________________
*	Represents the period from commencement of operations (February 28, 2007) through October 31, 2007.
[1]

Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Prior to May 30, 2008 reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses). As of May 30, 2008, reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.35% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses).

[3]

The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]	Calculated based on average shares outstanding.
[5]	Less than $0.01
[6]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

FBR Pegasus Mid Cap FundTM – I Class

	For the Year October 31, 2009	For the Period Ended October 31, 2008*
Per Share Operating Performance:
Net Asset Value - Beginning of Period	$7.11	$10.00

Income (Loss) from Investment Operations:
Net Investment Income[1,2]	0.05	0.02
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	1.25	(2.91)

Total from Investment Operations	1.30	(2.89)

Distributions to Shareholders:
From Net Investment Income	(0.03)	--
From Net Realized Gain	(0.12)	--
Total Distributions	(0.15)	--

Net Increase (Decrease) In Net Asset Value	1.15	(2.89)

Net Asset Value - End of Period	$8.26	$7.11

Total Investment Return[4]	18.78%	(28.90)%(A)

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.10%	1.10%(B)
Expenses Before Waivers and Related Reimbursements	16.91%	4.54%(B)
Net Investment Income After Waivers and Related Reimbursements[2]	0.69%	0.47%(B)
Net Investment Loss Before Waivers and Related Reimbursements	(15.12)%	(2.97)%(B)

Supplementary Data:
Portfolio Turnover Rate	128%	93%
Net Assets at End of Period (in thousands)	$84	$71

_______________________

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]

Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.10% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses).

[3]

The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

FBR Pegasus Small Cap Growth Fund™ – Investor Class

	For the Years Ended October 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value - Beginning of Year	$8.32	$13.56	$11.34	$9.46	$8.88

Income (Loss) from Investment Operations:
Net Investment Loss[1,2]	(0.07)	(0.15)	(0.19)	(0.15)	(0.16)
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	1.59	(4.64)	2.92	2.02	0.70

Total from Investment Operations	1.52	(4.79)	2.73	1.87	0.54

Distributions to Shareholders:
From Net Realized Gain	--	(0.47)	(0.52)	--	--

Paid-in Capital from Redemption Fees[4]	0.01	0.02	0.01	0.01	0.04

Net Increase (Decrease) in Net Asset Value	1.53	(5.24)	2.22	1.88	0.58
Net Asset Value - End of Year	$9.85	$8.32	$13.56	$11.34	$9.46

Total Investment Return[5]	18.39%	(36.32)%	25.06%	19.87%	6.53%

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.45%	1.76%	1.95%	1.95%	1.95%
Expenses Before Waivers and Related Reimbursements	3.87%	4.29%	3.81%	5.45%	9.14%
Net Investment Loss After Waivers and Related Reimbursements[2]	(0.95)%	(1.28)%	(1.65)%	(1.65)%	(1.68)%
Net Investment Loss Before Waivers and Related Reimbursements	(3.37)%	(3.81)%	(3.51)%	(5.15)%	(8.87)%

Supplementary Data:
Portfolio Turnover Rate	102%	139%	108%	152%	246%
Net Assets at End of Period (in thousands)	$5,387	$2,831	$5,451	$3,592	$1,759

_________________________
[1]

Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Prior to May 30, 2008 reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses). As of May 30, 2008, reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.45% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses).

[3]

The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[4]	Calculated based on average shares outstanding.
[5]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

FBR Pegasus Small Cap Growth FundTM – I Class

	For the Year Ended October 31, 2009	For the Period Ended October 31, 2008*
Per Share Operating Performance:
Net Asset Value - Beginning of Period	$7.19	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss[1,2]	(0.03)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	1.36	(2.78)

Total from Investment Operations	1.33	(2.81)

Net Asset Value - End of Period	$8.52	$7.19

Total Investment Return[4]	18.50%	(28.10)% (A)

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.20%	1.20%(B)
Expenses Before Waivers and Related Reimbursements	14.78%	4.98%(B)
Net Investment Loss After Waivers and Related Reimbursements[2]	(0.68)%	(0.74)%(B)
Net Investment Loss Before Waivers and Related Reimbursements	(14.26)%	(4.52)%(B)

Supplementary Data:
Portfolio Turnover Rate	102%	139%
Net Assets at End of Period (in thousands)	$151	$72

____________________
*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]

Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.20% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses).

[3]

The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

FBR Technology Fund – Investor Class

	For the Years Ended October 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value - Beginning of Year	$6.96	$13.34	$11.97	$10.82	$10.96

Income (Loss) from Investment Operations:
Net Investment Loss[1,2]	(0.08)	(0.12)	(0.05)	(0.04)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	2.16	(5.03)	1.81	1.77	1.53

Total from Investment Operations	2.08	(5.15)	1.76	1.73	1.48

Distributions to Shareholders:
From Net Realized Gain	--	(1.23)	(0.39)	(0.58)	(1.62)

Paid-in Capital from Redemption Fees[4]	0.01	0.00[5]	0.00[5]	0.00[5]	0.00[5]

Net Increase (Decrease) in Net Asset Value	2.09	(6.38)	1.37	1.15	(0.14)
Net Asset Value - End of Year	$9.05	$6.96	$13.34	$11.97	$10.82

Total Investment Return[6]	30.03%	(42.30)%	15.18%	16.40%	14.51%

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.95%	1.84%	1.70%	1.87%	1.94%
Expenses Before Waivers and Related Reimbursements	3.00%	1.92%	1.70%	1.92%	2.74%
Net Investment Loss After Waivers and Related Reimbursements[2]	(1.05)%	(0.60)%	(0.41)%	(0.60)%	(0.77)%
Net Investment Loss Before Waivers and Related Reimbursements	(2.10)%	(0.68)%	(0.41)%	(0.65)%	(1.57)%

Supplementary Data:
Portfolio Turnover Rate	211%	175%	229%	108%	100%
Net Assets at End of Year (in thousands)	$8,388	$7,689	$40,935	$39,407	$14,810

___________________
[1]

Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses) and effective May 30, 2008 the recoupment of certain previously waived fees.

[3]

The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[4]	Calculated based on average shares outstanding.
[5]	Less than $0.01
[6]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

PART B

The FBR Funds

Statement of Additional Information

February 19, 2010

Acquisition of the Assets and Liabilities of AFBA 5Star Large Cap Growth Fund, AFBA 5Star Mid Cap Value Fund, AFBA 5Star Small Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Balanced Fund and AFBA 5Star Total Return Bond Fund (the “AFBA 5Star Funds”), each a series of AFBA 5Star Funds, 760 Moore Road, King of Prussia, PA 19406

By and in Exchange for Shares of FBR Pegasus FundTM, FBR Pegasus Mid Cap FundTM, FBR Pegasus Small Cap Growth FundTM, FBR Technology Fund, FBR Balanced Fund and FBR Core Bond Fund, each a series of The FBR Funds, 1001 Nineteenth Street North, Arlington, VA 22209

This Statement of Additional Information is available to the shareholders of AFBA 5Star Funds in connection with a proposed transaction whereby all of the assets and liabilities of the Funds will be transferred to the FBR Fund identified opposite its name:

AFBA 5Star Funds	The FBR Funds
AFBA 5Star Large Cap Growth Fund	FBR Pegasus FundTM
AFBA 5Star Mid Cap Value Fund	FBR Pegasus Mid Cap FundTM
AFBA 5Star Small Cap Fund	FBR Pegasus Small Cap Growth FundTM
AFBA 5Star Science & Technology Fund	FBR Technology Fund
AFBA 5Star Balanced Fund	FBR Balanced Fund
AFBA 5Star Total Return Bond Fund	FBR Core Bond Fund

This Statement of Additional Information of The FBR Funds also includes the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

  The Statement of Additional Information for The FBR Funds dated February 28, 2009 (Accession Number 0001003297-09-000047);

  The Financial  Statements of The FBR Funds as included in The FBR Funds’ Annual Report filed for the year ended October 31, 2009 (Accession Number 0001209286-10-000003);

  The Statement of Additional Information for the AFBA 5Star Funds dated July 31, 2009 (Accession Number 0001193125-09-158284);

  The Financial Statements of the AFBA 5Star Funds as included in the Funds’ Annual Report for the year ended March 31, 2009 (Accession Number 0001104659-09-036813); and

  The Financial Statements (unaudited) of the AFBA 5Star Funds as included in the AFBA 5Star Funds’ Semi-Annual Report filed for the six-month period ended September 30, 2009 (Accession Number 0001104659-09-068240).

This Statement of Additional Information is not a prospectus.  A Proxy Statement/Prospectus dated February 19, 2010 relating to the reorganization of AFBA 5Star Funds may be obtained, without charge, by contacting AFBA 5Star Funds at 909 N. Washington Street, Alexandria, VA 22314, or calling toll free 1-888 578-2733.  This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

FINANCIAL STATEMENTS

You may obtain a Prospectus, Annual Report or Semi-Annual Report at no charge by contacting The FBR Funds at P.O. Box 5354, Cincinnati, OH 45201-5354 or calling toll free 1-888-888-0025.

Shown below are the financial statements for the AFBA 5Star Large Cap Growth, AFBA 5Star Mid Cap Value, AFBA 5Star Small Cap, AFBA 5Star Balanced and AFBA 5Star Total Return Bond Funds (the “Funds”) as of the dates indicated and pro forma financial statements for the combined FBR Pegasus Fund™, FBR Pegasus Mid Cap Fund™, FBR Pegasus Small Cap Growth Fund™, FBR Technology Fund, FBR Balanced Fund and FBR Core Bond Fund (the “Combined Funds”) assuming the Reorganization of the Funds is consummated as of September 30, 2009.  The first table presents Schedule of Investments for each Fund and estimated pro forma figures for the Combined Funds.  The second table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the Combined Funds.  The third table presents Statements of Operations for each Fund and estimated pro forma figures for the Combined Funds.  These tables are followed by the Notes to the pro forma Financial Statements.

Schedule of Investments

as of September 30, 2009

(unaudited)

	AFBA Large Cap Growth Fund		FBR Pegasus Fund™		FBR Pegasus Fund™ Pro Forma Combined
		Port.		Port.		Port.
		Ending		Ending		Ending
	Shares	Market	Shares	Market	Shares	Market
Economic Sector	Held	Value	Held	Value	Held	Value

Commercial Services
Copart Inc.			1,200	39,852.00	1,200	39,852.00
SEI Investments Co.			15,300	301,104.00	15,300	301,104.00
				340,956.00		340,956.00
Communications
America Movil S.A.B. de C.V. (ADS)			1,850	81,085.00	1,850	81,085.00

Consumer Non-Durables
Brown-Forman Corp. (Cl B)			950	45,809.00	950	45,809.00
Campbell Soup Co.			3,250	106,015.00	3,250	106,015.00
Coca-Cola Co.	5,000	268,500.00	2,950	158,415.00	7,950	426,915.00
Coca-Cola Enterprises Inc.*	13,800	295,458.00			13,800	295,458.00
Colgate-Palmolive Co.	8,200	625,496.00	1,475	112,513.00	9,675	738,009.00
Hershey Co.			2,400	93,264.00	2,400	93,264.00
J.M. Smucker Co.			3,502	185,641.00	3,502	185,641.00
Kellogg Co.			1,400	68,922.00	1,400	68,922.00
PepsiCo, Inc.	3,100	181,846.00			3,100	181,846.00
Procter & Gamble Co.			1,512	87,575.00	1,512	87,575.00
Ralcorp Holdings Inc.			5,000	292,350.00	5,000	292,350.00
Unilever PLC (ADS)			13,800	395,784.00	13,800	395,784.00
VF Corporation	4,800	347,664.00			4,800	347,664.00
		1,718,964.00		1,546,288.00		3,265,252.00

Consumer Services
Apollo Group Inc. (Cl A)			1,650	121,555.00	1,650	121,555.00
Carnival Corp.			6,550	217,984.00	6,550	217,984.00
Comcast Corporation A	29,700	501,633.00			29,700	501,633.00
Las Vegas Sands, Inc.*	17,900	301,436.00			17,900	301,436.00
		803,069.00		339,539.00		1,142,608.00

Electronic Technology
Apple Inc.	7,100	1,316,127.00	2,200	407,814.00	9,300	1,723,941.00
Broadcom Corporation	25,500	782,595.00			25,500	782,595.00
Canon Inc. (ADS)			4,000	159,960.00	4,000	159,960.00
Cisco Systems Inc.	16,900	397,826.00	19,100	449,614.00	36,000	847,440.00
Corning Inc.	13,700	209,747.00			13,700	209,747.00
EMC Corporation	28,600	487,344.00			28,600	487,344.00
Intel Corp.			27,500	538,175.00	27,500	538,175.00
Juniper Networks, Inc.	28,100	759,262.00			28,100	759,262.00
Kyocera Corp. (ADS)			1,060	97,266.00	1,060	97,266.00
Maxim Integrated Products Inc.			14,500	263,030.00	14,500	263,030.00
MEMC Electronic Materials Inc.			2,000	33,260.00	2,000	33,260.00
Micron Technology, Inc.	74,400	610,080.00			74,400	610,080.00
Motorola, Inc.	143,400	1,231,806.00			143,400	1,231,806.00
NetApp, Inc.	31,000	827,080.00			31,000	827,080.00
NVIDIA Corporation	41,500	623,745.00			41,500	623,745.00
Precision Castparts Corp.	5,000	509,350.00			5,000	509,350.00
Qualcomm, Inc.	16,300	733,174.00			16,300	733,174.00
Research In Motion Ltd.			3,900	263,445.00	3,900	263,445.00
Seagate Technology	55,300	841,113.00			55,300	841,113.00
Texas Instruments, Inc.	24,700	585,143.00			24,700	585,143.00
		9,914,392.00		2,212,564.00		12,126,956.00

	AFBA Large Cap Growth Fund		FBR Pegasus Fund™		FBR Pegasus Fund™ Pro Forma Combined
		Port.		Port.		Port.
		Ending		Ending		Ending
	Shares	Market	Shares	Market	Shares	Market
Economic Sector	Held	Value	Held	Value	Held	Value

Energy Minerals
Apache Corp.			7,252	665,951.00	7,252	665,951.00
Cimarex Energy Co.			4,075	176,529.00	4,075	176,529.00
ConocoPhillips			7,200	325,152.00	7,200	325,152.00
Exxon Mobil Corp.			800	54,888.00	800	54,888.00
Newfield Exploration Co.			1,600	68,096.00	1,600	68,096.00
Occidental Petroleum Corp.			2,885	226,184.00	2,885	226,184.00
PetroChina Co. Ltd. (ADS)			1,830	208,162.00	1,830	208,162.00
Pioneer Natural Resources Co.			5,000	181,450.00	5,000	181,450.00
Royal Dutch Shell PLC (ADS Cl A)			1,498	85,671.00	1,498	85,671.00
Suncor Energy Inc.			4,608	159,252.00	4,608	159,252.00
Valero Energy Corp.			4,900	95,011.00	4,900	95,011.00
XTO Energy, Inc.	6,900	285,108.00			6,900	285,108.00
		285,108.00		2,246,346.00		2,531,454.00

Finance
American International Group Inc.			1,000	44,110.00	1,000	44,110.00
Bank of America Corp.			21,300	360,396.00	21,300	360,396.00
Citigroup Inc.			37,000	179,080.00	37,000	179,080.00
Franklin Resources Inc.			1,725	173,535.00	1,725	173,535.00
Goldman Sachs Group Inc.	7,100	1,308,885.00	2,125	391,744.00	9,225	1,700,629.00
Hudson City Bancorp Inc.			15,300	201,195.00	15,300	201,195.00
IntercontinentalExchange Inc.			1,900	184,661.00	1,900	184,661.00
JPMorgan Chase & Co.			12,825	561,992.00	12,825	561,992.00
KeyCorp			76,400	496,600.00	76,400	496,600.00
Manulife Financial Corp.			6,900	144,486.00	6,900	144,486.00
MetLife Inc.			7,000	266,490.00	7,000	266,490.00
Morgan Stanley	15,500	478,640.00			15,500	478,640.00
People's United Financial Inc.			17,600	273,856.00	17,600	273,856.00
Prudential Financial Inc.	9,900	494,109.00	3,100	154,721.00	13,000	648,830.00
SunTrust Banks Inc.			15,000	338,250.00	15,000	338,250.00
T. Rowe Price Group Inc.			11,975	547,258.00	11,975	547,258.00
US Bancorp	13,600	297,296.00			13,600	297,296.00
		2,578,930.00		4,318,374.00		6,897,304.00

Health Services
Medco Health Solutions, Inc.	8,600	475,666.00			8,600	475,666.00
WellPoint, Inc.	9,400	445,184.00			9,400	445,184.00
		920,850.00				920,850.00

Health Technology
Abbott Laboratories			2,240	110,813.00	2,240	110,813.00
Amgen, Inc.	4,800	289,104.00			4,800	289,104.00
Baxter International Inc.			4,775	272,223.00	4,775	272,223.00
Becton Dickinson & Co.			3,325	231,919.00	3,325	231,919.00
C.R. Bard Inc.			2,020	158,792.00	2,020	158,792.00
Celgene Corporation	4,900	273,910.00			4,900	273,910.00
Eli Lilly & Co.			3,000	99,090.00	3,000	99,090.00
Forest Laboratories Inc.			1,900	55,936.00	1,900	55,936.00
Gilead Sciences, Inc.	12,500	582,250.00			12,500	582,250.00
Johnson & Johnson			6,500	395,785.00	6,500	395,785.00
Life Technologies Corp.	11,700	544,635.00	1,483	69,034.00	13,183	613,669.00
Merck & Co Inc			11,600	366,908.00	11,600	366,908.00
Novartis AG (ADS)			1,800	90,684.00	1,800	90,684.00
Novo Nordisk A/S (ADS)			3,220	202,699.00	3,220	202,699.00
Wyeth			6,400	310,912.00	6,400	310,912.00
		1,689,899.00		2,364,795.00		4,054,694.00

	AFBA Large Cap Growth Fund		FBR Pegasus Fund™		FBR Pegasus Fund™ Pro Forma Combined
		Port.		Port.		Port.
		Ending		Ending		Ending
	Shares	Market	Shares	Market	Shares	Market
Economic Sector	Held	Value	Held	Value	Held	Value

Industrial Services
Fluor Corporation	5,500	279,675.00			5,500	279,675.00
McDermott International	9,000	227,430.00			9,000	227,430.00
National Oilwell Varco, Inc.	6,800	293,284.00			6,800	293,284.00
Pride International Inc.			1,800	54,792.00	1,800	54,792.00
Schlumberger, Ltd.	14,000	834,400.00			14,000	834,400.00
Seahawk Drilling Inc.			120	3,731.00	120	3,731.00
Transocean, Inc.	3,500	299,355.00			3,500	299,355.00
Weatherford International Ltd	23,200	480,936.00			23,200	480,936.00
		2,415,080.00		58,523.00		2,473,603.00

Non-Energy Minerals
BHP Billiton Ltd. (ADS)			6,000	396,060.00	6,000	396,060.00
Freeport-McMoRan Copper & Gold Inc.	7,900	542,019.00	4,050	277,870.00	11,950	819,889.00
Teck Resources Ltd.			7,400	204,018.00	7,400	204,018.00
United States Steel Corp.	6,500	288,405.00	4,900	217,413.00	11,400	505,818.00
		830,424.00		1,095,361.00		1,925,785.00

Process Industries
Air Products and Chemicals, Inc.	2,100	162,918.00			2,100	162,918.00
Bunge Ltd.			800	50,088.00	800	50,088.00
Owens-Illinois, Inc.*	6,400	236,160.00			6,400	236,160.00
		399,078.00		50,088.00		449,166.00

Producer Manufacturing
3M Co.			11,115	820,287.00	11,115	820,287.00
ABB Ltd. (ADS)			3,800	76,152.00	3,800	76,152.00
Caterpillar Inc.	6,300	323,379.00			6,300	323,379.00
Cummins Inc.	5,500	246,455.00	1,250	56,012.00	6,750	302,467.00
General Electric Co.			27,700	454,834.00	27,700	454,834.00
Rockwell Automation Inc.			2,600	110,760.00	2,600	110,760.00
		569,834.00		1,518,045.00		2,087,879.00

Retail Trade
Amazon.com, Inc.	7,000	653,520.00			7,000	653,520.00
American Eagle Outfitters Inc.			11,600	195,576.00	11,600	195,576.00
Fastenal Co.			3,000	116,100.00	3,000	116,100.00
Gap Inc.			11,325	242,355.00	11,325	242,355.00
Home Depot, Inc.	10,500	279,720.00			10,500	279,720.00
Kohl's Corp.	19,500	1,112,475.00	4,500	256,725.00	24,000	1,369,200.00
Lowe's Cos.	10,500	219,870.00	19,600	410,424.00	30,100	630,294.00
Target Corp.	6,700	312,756.00	9,600	448,128.00	16,300	760,884.00
Tiffany & Co.			6,000	231,180.00	6,000	231,180.00
Walgreen Co.			4,900	183,603.00	4,900	183,603.00
Wal-Mart Stores Inc.			2,350	115,361.00	2,350	115,361.00
		2,578,341.00		2,199,452.00		4,777,793.00

Technology Services
Accenture Plc			4,450	165,851.00	4,450	165,851.00
Adobe Systems Inc.			3,600	118,944.00	3,600	118,944.00
Automatic Data Processing Inc.			3,700	145,410.00	3,700	145,410.00
Cognizant Technology Solutions Corporation A	28,100	1,086,346.00			28,100	1,086,346.00
Google Inc. (Cl A)	2,040	1,011,534.00	675	334,699.00	2,715	1,346,233.00
International Business Machines Corp.	3,100	370,791.00	3,800	454,518.00	6,900	825,309.00
Microsoft Corp.	9,400	243,366.00	13,050	337,865.00	22,450	581,231.00
Oracle Corp.			21,800	454,312.00	21,800	454,312.00
Salesforce.com, Inc.	13,700	779,941.00			13,700	779,941.00
SAP AG (ADS)			9,200	449,604.00	9,200	449,604.00
Total System Services Inc.			10,400	167,544.00	10,400	167,544.00
VMware, Inc.	10,800	433,836.00			10,800	433,836.00
Yahoo, Inc.	17,200	306,332.00			17,200	306,332.00
		4,232,146.00		2,628,747.00		6,860,893.00

	AFBA Large Cap Growth Fund		FBR Pegasus Fund™		FBR Pegasus Fund™ Pro Forma Combined
		Port.		Port.		Port.
		Ending		Ending		Ending
	Shares	Market	Shares	Market	Shares	Market
Economic Sector	Held	Value	Held	Value	Held	Value

Transportation
Burlington Northern Santa Fe Corp.			4,350	347,261.00	4,350	347,261.00
CSX Corporation	25,500	1,067,430.00			25,500	1,067,430.00
Union Pacific Corp.	14,700	857,745.00	4,050	236,317.00	18,750	1,094,062.00
		1,925,175.00		583,578.00		2,508,753.00

Utilities
Edison International			1,826	61,317.00	1,826	61,317.00
PG&E Corp.			1,675	67,821.00	1,675	67,821.00
Sempra Energy			1,517	75,562.00	1,517	75,562.00
				204,700.00		204,700.00
Cash
JPMorgan 100% US Treasury Money Market				1,131,430.00		1,131,430.00
PNC Money Market		680,070.00				680,070.00

Total Investments (Identified Cost $45,585,509 ) (1)		31,541,360.00		22,919,871.00		54,461,231.00

Liabilities in excess of other assets		(143,022.00)		(191,515.00)		(334,537.00)

Total Net Assets		31,398,338.00		22,728,356.00		54,126,694.00

* Security expected to be sold in connection with transaction.
(1) The cost of investments for federal tax purposes amounts to $20,008,876 for FBR Pegasus Fund™ and $25,576,633 for AFBA 5Star Large Cap Growth Fund.

Statement of Assets & Liabilities

as of September 30, 2009

(unaudited)

	AFBA Large Cap Growth Fund	FBR Pegasus Fund™	Pro Forma Adjustments	FBR Pegasus Fund™ Pro Forma Combined

Assets:
Investment Securities at Cost	25,576,633	20,008,876		45,585,509
Investment Securities at Value	31,541,360	22,919,871		54,461,231
Receivable for Capital Shares Sold	860	-		860
Receivable for Investment Securities Sold	-	-		-
Dividends and Interest Receivable	8,887	22,223		31,110
Receivable from Advisor	-	-		-
Prepaid Expenses	19,419	8,231		27,650
Total Assets	31,570,526	22,950,324		54,520,850

Liabilities:
Payable for Capital Shares Redeemed	99,637	-		99,637
Payable for Investment Securities Purchased	-	170,720		170,720
Investment Advisory Fee Payable	-	5,505		5,505
Administration Fee Payable	6,142	363		6,505
Distribution and Service Fee Payable	762	4,521		5,283
Professional Fees Payable	13,315		(13,315)	-
Custody Fees Payable	2,741		(2,741)	-
To Advisor	10,566		(10,566)	-
Other Accrued Expenses	39,025	40,859	26,622	106,506
Total Liabilities	172,188	221,968		394,156

Net Assets	31,398,338	22,728,356		54,126,694

Net Assets Consist Of:
Paid-in capital	46,233,679	20,846,619		67,080,298
Accumulated net investment income	(69,936)	46,709		(23,227)
Accumulated net realized loss on investments	(20,730,132)	(1,075,966)		(21,806,098)
Net unrealized appreciation (depreciation) on investments	5,964,727	2,910,994		8,875,721

Net Assets	31,398,338	22,728,356		54,126,694

Pricing of Investor (Advisor) Class Shares
Net assets attributable to Investor (Advisor) Class shares	1,100,068	22,633,493	633,201	24,366,762
Shares of Beneficial Interest Outstanding	109,432	2,274,539	64,752	2,448,723
(unlimited number of shares authorized, no par value)

Net Asset Value Per Share	10.05	9.95		9.95

Pricing of I Class Shares
Net assets attributable to I Class shares	29,665,069	94,863		29,759,932
Shares of Beneficial Interest Outstanding	2,891,372	11,004	549,702	3,452,077
(unlimited number of shares authorized, no par value)

Net Asset Value Per Share	10.26	8.62		8.62

	AFBA Large Cap Growth Fund	FBR Pegasus Fund™	Pro Forma Adjustments	FBR Pegasus Fund™ Pro Forma Combined

Pricing of C Class Shares
Net assets attributable to C Class shares	633,201		(633,201)
Shares of Beneficial Interest Outstanding (a)	67,660		(67,660)
(unlimited number of shares authorized, no par value)

Net Asset Value Per Share	9.36

(a) AFBA 5Star Large Cap Growth Fund Class C Shares are being exchanged for FBR Pegasus Fund™ Investor Class Shares.

Statement of Operations

For the Twelve Months Ended September 30, 2009

(unaudited)

	AFBA Large Cap Growth Fund	FBR Pegasus Fund™	Pro Forma Adjustments		FBR Pegasus Fund™ Pro Forma Combined

Investment Income
Dividends(1)	360,032	217,738			577,770
Interest	787	755			1,542
Total Investment Income	360,819	218,493			579,312

Expenses
Investment Advisory Fees	244,459	98,501	60,000	(a)	402,960
Administration Fees	88,487	4,261			92,748
Distribution and Service Fees	5,598	27,183			32,781
Shareholder administrative fees	4,888	17,787			22,675
Transfer Agent Fees	62,700	4,242			66,942
Insurance fees	5,500	1,362			6,862
Accounting service fees		3,761			3,761
Reports to shareholders	14,807	3,386			18,193
Compliance fees		8,843			8,843
Professional fees	32,305	45,135	(14,228)	(b)	63,212
Registration fees	81,885	24,296	(81,885)	(c)	24,296
Custodian fees	13,672	306			13,978
Trustees' fees	13,570	15,800	(13,570)	(d)	15,800
Other fees	40,665	3,502	-		44,167
Total expenses before waivers and related reimbursements	608,536	258,365	(109,683)		817,218
Less waivers and related reimbursements	(199,202)	(121,502)			(320,704)
Total expenses after waivers and related reimbursements	409,334	136,863	(109,683)		496,514
Net Investment Income (Loss)	(48,515)	81,630	109,683		82,798

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investment Transactions:					-
Change in Net Unrealized Appreciation/Depreciation of Investments
Net Gain on Investments	-	-			-

Net Increase in Net Assets Resulting from Operations	(48,515)	81,630	109,683		142,798

(1) Net of foreign taxes withheld of $1,345 on FBR Pegasus Fund™

Notes to Combining Pro Forma Financial Statements of

AFBA 5 Star Large Cap Growth Fund and FBR Pegasus Fund™

September 30, 2009

(unaudited)

1. Basis of Combination

The accompanying unaudited Pro Forma Combining Schedule of Investments, Statements of Assets and Liabilities and Statement of Operations (Pro Forma Financial Statements) are presented to show the effect of the proposed Reorganization of the AFBA 5 Star Large Cap Growth Fund (Large Cap Fund”) into the FBR Pegasus Fund™ (“Pegasus Fund”) as if the Reorganization had taken place on September 30, 2009.

The accompanying Pro Forma Financial Statements and notes to financial statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each Fund.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Large Cap Fund and the Pegasus Fund (the “Combined Fund” or the “Fund”) will be accounted for by the method for tax-free mergers of investment companies. The Reorganization would be accomplished by an acquisition of the net assets of the Large Cap Fund in exchange for shares of the Pegasus Fund at net asset value. The pro forma combining schedule of investments and the pro forma combining statement of assets and liabilities are as of September 30, 2009 and the pro forma combining statement of operations is for the 12-month period ended September 30, 2009.  Following the acquisition, the Pegasus Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating expenses have also been adjusted to reflect anticipated expenses of the Combined Fund. Other costs which may change as a result of the Reorganization are currently undeterminable.

All costs with respect to the exchange will be borne by FBR Fund Advisers, Inc. and AFBA 5Star Investment Management Company and their affiliates.

2. General Information

Portfolio Valuation - The net asset value per share (“NAV”) of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day that the exchange is open for trading. The Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund’s Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

Effective November 1, 2008, the Fund adopted Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
  Level 3 -  significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2009:

	AFBA 5Star Large Cap Growth Fund		FBR Pegasus Fund™		FBR Pegasus Fund™ Pro Forma Combined
Valuation Inputs	Common Stock	Money Market	Common Stock	Money Market	Common Stock	Money Market
Level 1	$30,861,290	$680,070	$21,788,441	$1,131,430	$52,649,731	$1,811,500
Level 2	-	-	-	-	-	-
Level 3	-	-	-	-	-	-

Share Valuation — The NAV of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV. The Fund charges a 1% redemption fee on shares redeemed or exchanged within 90 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

3. Shares of Beneficial Interest

The Pro Forma Investor Class shares net asset value per share assumes the issuance of 174,184 Investor Class shares of the FBR Pegasus Fund™ in exchange for 109,432 shares of the AFBA 5Star Large Cap Growth Fund Advisor Class shares and 67,660 of the AFBA 5Star Large Cap Growth Fund Class C shares which would have been issued at September 30, 2009 in connection with the proposed reorganization. The Pro Forma I Class shares net asset value per share assumes the issuance of 3,441,074 I Class shares of the FBR Pegasus Fund™ in exchange for 2,891,372 shares of the AFBA 5Star Large Cap Growth Fund Class I which would have been issued at September 30, 2009 in connection with the proposed reorganization.

4. Pro Forma Adjustments

(a)   FBR Fund Advisers, Inc. (the “Adviser”), receives for its services an annual investment advisory fee equal to 0.90% of the average daily net assets, excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) of the FBR Pegasus Fund™. AFBA 5Star Investment Management Company receives for its services an annual investment advisory fee equal to 0.80% of the average daily net assets of the AFBA 5Star Large Cap Growth Fund. An adjustment to the combined investment advisory fee reflects investment advisory fees charged at 0.90% of the Combined Fund’s average daily net assets.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee and assume certain expenses to the extent annual fund operating expenses exceed 1.25% and 1.00% of the FBR Pegasus Fund™ Investor Class and I Class, respectively. The Adviser has agreed to maintain these expense limitations with regard to the Fund through February 28, 2013.

As of September 30, 2009, the Fund had the following amounts (and years of expiration) subject to repayment to the Adviser:

	Years Fees Waived	Repayment Expires	Balance
Investor Class	2008	2011	$42,645
	2009	2012	102,577
I Class	2008	2011	1,153
	2009	2012	10,320

(b)     Adjustment to reflect auditing fee resulting from the combining of two portfolios into one.

(c)     Adjustment to reflect registration fees resulting from the combining of two portfolios into one.

(d)     Adjustment to reflect trustee fees resulting from the combining of two portfolios into one.

5. Federal Income Taxes

It is the Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code that are applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. As a result, the character of tax-basis distributions and the composition of net assets for tax purposes may differ from those reflected in the Fund’s financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are primarily the result of wash sales. Reclassifications for permanent differences are made to components of capital. These reclassifications have no effect on net assets or net asset value per share. The tax character of distributions paid for the Investor Class of the Fund’s tax year was as follows:

	Ordinary Income		Long-Term Capital Gains
For the Year Ended:	Dollar Amount	Amount Per Share	Dollar Amount	Amount Per Share
October 31, 2008	$1,227,454	$1.304188	$238	$0.000253
October 31, 2007	585,158	0.453075	-	-

The following information is computed on a tax basis for each item as of October 31, 2008:

Tax cost of investment securities	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)	Undistributed ordinary income	Undistributed long-term capital gains	Capital loss carryforward	Accumulated earnings (deficit)
$5,920,238	4,117	(1,205,104)	(1,201,023)	28,480	-	(722,078)	$(1,894,621)

The Fund had $722,078 in unused capital loss carryforwards as of October 31, 2008, it will expire in 2016.

The following reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Fund.

Undistributed Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$(17,473)	$17,403	$70

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold will be required to be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund has analyzed its tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2005 through 2008) for purposes of implementing FIN 48 and has concluded that no provision for income tax is required in their financial statements.

Schedule of Investments

as of September 30, 2009

(unaudited)

	AFBA Mid Cap Value Fund		FBR Pegasus Mid Cap Fund™		FBR Pegasus Mid Cap Fund™ Pro Forma Combined
		Port.		Port.		Port.
		Ending		Ending		Ending
	Shares	Market	Shares	Market	Shares	Market
Economic Sector	Held	Value	Held	Value	Held	Value

Commercial Services
Brink's Company	6,300	169,533.00			6,300	169,533.00
Copart Inc.			3,660	121,549.00	3,660	121,549.00
Equifax Inc.			1,550	45,167.00	1,550	45,167.00
FactSet Research Systems Inc.			2,172	143,873.00	2,172	143,873.00
Ritchie Bros. Auctioneers Inc.			3,525	86,503.00	3,525	86,503.00
SEI Investments Co.			4,000	78,720.00	4,000	78,720.00
		169,533.00		475,812.00		645,345.00

Communications
Telephone & Data Systems Inc.			3,700	114,737.00	3,700	114,737.00
Windstream Corporation	18,300	185,379.00			18,300	185,379.00
		185,379.00		114,737.00		300,116.00

Consumer Durables
Activision Blizzard Inc.			12,293	152,310.00	12,293	152,310.00
Mattel Inc.	8,875	163,832.00	8,799	162,430.00	17,674	326,262.00
		163,832.00		314,740.00		478,572.00

Consumer Non-Durables
Alberto-Culver Co.			2,812	77,836.00	2,812	77,836.00
Constellation Brands Inc. A	10,725	162,484.00			10,725	162,484.00
Del Monte Foods Company	16,925	195,992.00			16,925	195,992.00
Hanesbrands, Inc.	7,575	162,105.00			7,575	162,105.00
Hansen Natural Corp.			3,500	128,590.00	3,500	128,590.00
Ralcorp Holdings, Inc.	2,650	154,945.00			2,650	154,945.00
Sanderson Farms, Inc.	3,375	127,035.00			3,375	127,035.00
Tyson Foods Inc. (Cl A)			5,825	73,570.00	5,825	73,570.00
VF Corp.			2,129	154,203.00	2,129	154,203.00
		802,561.00		434,199.00		1,236,760.00

Consumer Services
Apollo Group Inc. (Cl A)			1,275	93,929.00	1,275	93,929.00
Brinker International, Inc.	8,700	136,851.00			8,700	136,851.00
Burger King Holdings, Inc.	9,075	159,629.00			9,075	159,629.00
CBS Corporation B	15,500	186,775.00			15,500	186,775.00
International Speedway Corporation A	6,500	179,205.00			6,500	179,205.00
ITT Educational Services Inc.	1,475	162,855.00	850	93,848.00	2,325	256,703.00
		825,315.00		187,777.00		1,013,092.00

Distribution Services
Anixter International	4,300	172,473.00			4,300	172,473.00
Ingram Micro Inc. (Cl A)			6,075	102,364.00	6,075	102,364.00
		172,473.00		102,364.00		274,837.00
Electronic Technology
Alliant Techsystems, Inc.	1,750	136,238.00			1,750	136,238.00
Arris Group, Inc.	16,300	212,063.00			16,300	212,063.00
CommScope, Inc.	5,900	176,587.00			5,900	176,587.00
Dolby Laboratories Inc. (Cl A)			3,025	115,525.00	3,025	115,525.00
Flir Systems Inc.			3,875	108,384.00	3,875	108,384.00
Garmin, Ltd.	5,075	191,530.00			5,075	191,530.00
Jabil Circuit, Inc.	16,175	216,907.00			16,175	216,907.00
Microsemi Corporation	10,400	164,216.00			10,400	164,216.00
Spirit AeroSystems Holdings, Inc.	10,775	194,596.00			10,775	194,596.00

	AFBA Mid Cap Value Fund		FBR Pegasus Mid Cap Fund™		FBR Pegasus Mid Cap Fund™ Pro Forma Combined
		Port.		Port.		Port.
		Ending		Ending		Ending
	Shares	Market	Shares	Market	Shares	Market
Economic Sector	Held	Value	Held	Value	Held	Value

Synaptics, Inc.	6,200	156,240.00			6,200	156,240.00
Synopsys	8,200	183,844.00			8,200	183,844.00
		1,632,221.00		223,909.00		1,856,130.00

Energy Minerals
Arch Coal, Inc.	7,600	168,188.00			7,600	168,188.00
Energen Corp.			1,427	61,504.00	1,427	61,504.00
Forest Oil Corporation	8,000	156,560.00			8,000	156,560.00
Newfield Exploration Company	3,925	167,048.00			3,925	167,048.00
Pioneer Natural Resources Co.			4,275	155,140.00	4,275	155,140.00
		491,796.00		216,644.00		708,440.00

Finance
Allied World Assurance Holdings Ltd.	3,750	179,738.00			3,750	179,738.00
Ameriprise Financial, Inc.	5,800	210,714.00			5,800	210,714.00
Annaly Capital Management Inc.			3,570	64,760.00	3,570	64,760.00
Arch Capital Group, Ltd.	2,300	155,342.00			2,300	155,342.00
Argo Group International Holdings, Ltd.	4,535	152,739.00			4,535	152,739.00
Bank of Hawaii Corporation	3,700	153,698.00			3,700	153,698.00
BOK Financial Corp.	3,900	180,648.00			3,900	180,648.00
Capitol Federal Financial			2,765	91,024.00	2,765	91,024.00
Comerica Inc.			3,325	98,653.00	3,325	98,653.00
Commerce Bancshares Inc.			1,975	73,549.00	1,975	73,549.00
Endurance Specialty Holdings, Ltd.	4,800	175,056.00			4,800	175,056.00
Hospitality Properties Trust	9,300	189,441.00			9,300	189,441.00
Hudson City Bancorp Inc.			10,725	141,034.00	10,725	141,034.00
Huntington Bancshares Inc.			10,000	47,100.00	10,000	47,100.00
KeyCorp			15,350	99,775.00	15,350	99,775.00
M&T Bank Corp.			1,321	82,325.00	1,321	82,325.00
MFA Mortgage Investments, Inc.	20,675	164,573.00			20,675	164,573.00
New York Community Bancorp Inc.			7,285	83,195.00	7,285	83,195.00
People's United Financial Inc.			7,950	123,702.00	7,950	123,702.00
Platinum Underwriters Holdings, Ltd.	4,550	163,072.00			4,550	163,072.00
Raymond James Financial	7,100	165,288.00			7,100	165,288.00
Regions Financial Corp. (New)			16,000	99,360.00	16,000	99,360.00
T. Rowe Price Group Inc.			3,986	182,160.00	3,986	182,160.00
Textainer Group Holdings, Ltd.	13,975	223,740.00			13,975	223,740.00
The Hanover Insurance Group Inc.	3,950	163,254.00	1,725	71,294.00	5,675	234,548.00
		2,277,303.00		1,257,931.00		3,535,234.00

Health Services
Healthspring, Inc.*	11,700	143,325.00			11,700	143,325.00
IMS Health, Inc.	12,200	187,270.00			12,200	187,270.00
LifePoint Hospitals, Inc.	6,650	179,949.00			6,650	179,949.00
Lincare Holdings Inc.			1,030	32,187.00	1,030	32,187.00
		510,544.00		32,187.00		542,731.00

Health Technology
Bio-Rad Laboratories Inc. (Cl A)			380	34,914.00	380	34,914.00
C.R. Bard Inc.			1,746	137,253.00	1,746	137,253.00
Endo Pharmaceuticals Holdings Inc.			4,100	92,783.00	4,100	92,783.00
Forest Laboratories Inc.			3,738	110,047.00	3,738	110,047.00
Inverness Medical Innovations, Inc.	4,700	182,031.00			4,700	182,031.00
Pall Corp.			3,045	98,293.00	3,045	98,293.00
PDL BioPharma, Inc.	18,900	148,932.00			18,900	148,932.00
Techne Corp.			1,685	105,397.00	1,685	105,397.00
Varian Medical Systems Inc.			2,939	123,820.00	2,939	123,820.00
		330,963.00		702,507.00		1,033,470.00

	AFBA Mid Cap Value Fund		FBR Pegasus Mid Cap Fund™		FBR Pegasus Mid Cap Fund™ Pro Forma Combined
		Port.		Port.		Port.
		Ending		Ending		Ending
	Shares	Market	Shares	Market	Shares	Market
Economic Sector	Held	Value	Held	Value	Held	Value

Industrial Services
Atwood Oceanics, Inc.	5,975	210,738.00			5,975	210,738.00
ENSCO International Inc.			2,935	124,855.00	2,935	124,855.00
Fluor Corporation	2,900	147,465.00			2,900	147,465.00
Helmerich & Payne Inc.			3,790	149,819.00	3,790	149,819.00
McDermott International	7,025	177,522.00			7,025	177,522.00
Pride International Inc.			1,087	33,088.00	1,087	33,088.00
Rowan Cos. Inc.			1,550	35,758.00	1,550	35,758.00
Superior Energy Services, Inc.	9,300	209,436.00			9,300	209,436.00
Tutor Perini Corp	8,240	175,512.00			8,240	175,512.00
		920,673.00		343,520.00		1,264,193.00

Non-Energy Minerals
Coeur D'Alene Mines Corporation	11,000	225,500.00			11,000	225,500.00
Compania de Minas Buenaventura S.A. (ADS)			3,175	111,792.00	3,175	111,792.00
Reliance Steel and Aluminum	4,100	174,496.00			4,100	174,496.00
United States Steel Corp.			2,077	92,156.00	2,077	92,156.00
		399,996.00		203,948.00		603,944.00

Process Industries
Bunge Ltd.			1,872	117,206.00	1,872	117,206.00
CF Industries Holdings, Inc.	1,750	150,902.00			1,750	150,902.00
Ecolab Inc.			1,975	91,304.00	1,975	91,304.00
Lubrizol Corporation	2,600	185,796.00			2,600	185,796.00
Owens-Illinois, Inc.	5,300	195,570.00			5,300	195,570.00
Sigma-Aldrich Corp.			1,809	97,650.00	1,809	97,650.00
		532,268.00		306,160.00		838,428.00

Producer Manufacturing
Crane Company	6,300	162,603.00			6,300	162,603.00
Cummins Inc.			2,953	132,324.00	2,953	132,324.00
General Cable Corporation	4,200	164,430.00			4,200	164,430.00
Hubbell, Inc. B	3,975	166,950.00			3,975	166,950.00
Joy Global, Inc.	3,850	188,419.00			3,850	188,419.00
Kubota Corp. (ADS)			2,235	92,507.00	2,235	92,507.00
Magna International Inc. (Cl A)			3,580	152,222.00	3,580	152,222.00
Mettler-Toledo International, Inc.	1,875	169,856.00			1,875	169,856.00
Pitney Bowes Inc.	6,875	170,844.00			6,875	170,844.00
Roper Industries Inc.			2,712	138,258.00	2,712	138,258.00
Teleflex Inc.	3,000	144,930.00			3,000	144,930.00
		1,168,032.00		515,311.00		1,683,343.00

Retail Trade
Abercrombie & Fitch Co. (Cl A)			3,690	121,327.00	3,690	121,327.00
American Eagle Outfitters Inc.			8,949	150,880.00	8,949	150,880.00
Big Lots, Inc.	6,545	163,756.00			6,545	163,756.00
BJ's Wholesale Club Inc.			2,525	91,455.00	2,525	91,455.00
Fastenal Co.			2,350	90,945.00	2,350	90,945.00
Regis Corporation*	11,650	180,575.00			11,650	180,575.00
Ruddick Corporation	6,375	169,702.00			6,375	169,702.00
Tiffany & Co.			4,935	190,145.00	4,935	190,145.00
		514,033.00		644,752.00		1,158,785.00

Technology Services
Alliance Data Systems Corporation	2,775	169,497.00			2,775	169,497.00
Amdocs Ltd.	6,800	182,784.00			6,800	182,784.00
Check Point Software Technologies Ltd.			6,133	173,871.00	6,133	173,871.00
Cognizant Technology Solutions Corp.			3,050	117,913.00	3,050	117,913.00

	AFBA Mid Cap Value Fund		FBR Pegasus Mid Cap Fund™		FBR Pegasus Mid Cap Fund™ Pro Forma Combined
		Port.		Port.		Port.
		Ending		Ending		Ending
	Shares	Market	Shares	Market	Shares	Market
Economic Sector	Held	Value	Held	Value	Held	Value

Global Payments Inc.			2,800	130,760.00	2,800	130,760.00
Jack Henry & Associates	7,200	168,984.00			7,200	168,984.00
Net 1 Ueps Technologies, Inc.*	8,715	182,666.00			8,715	182,666.00
Netease.com Inc. (ADS)			400	18,272.00	400	18,272.00
Paychex Inc.			4,375	127,094.00	4,375	127,094.00
Sohu.com Inc.			225	15,475.00	225	15,475.00
VeriSign, Inc.	8,125	192,481.00			8,125	192,481.00
		896,412.00		583,385.00		1,479,797.00

Transportation
Genesee & Wyoming, Inc. A	5,700	172,824.00			5,700	172,824.00
Tidewater, Inc.	3,400	160,106.00			3,400	160,106.00
		332,930.00				332,930.00

Utilities
Ameren Corporation	6,700	169,376.00			6,700	169,376.00
Idacorp, Inc.	5,575	160,504.00			5,575	160,504.00
Integrys Energy Group, Inc.	4,350	156,122.00			4,350	156,122.00
NV Energy Inc	13,025	150,960.00			13,025	150,960.00
Oneok, Inc.	5,400	197,748.00			5,400	197,748.00
Pinnacle West Capital Corp.			1,816	59,601.00	1,816	59,601.00
Questar Corp.			1,773	66,594.00	1,773	66,594.00
SCANA Corp.			2,100	73,290.00	2,100	73,290.00
Sempra Energy			1,650	82,187.00	1,650	82,187.00
Westar Energy Inc.			3,950	77,064.00	3,950	77,064.00
Xcel Energy Inc.			2,173	41,809.00	2,173	41,809.00
		834,710.00		400,545.00		1,235,255.00

Cash
JPMorgan 100% US Treasury Money Market			458,689		458,689.00
PNC Money Market		351,768.00				351,768.00

Total Investments (Identified Cost $19,640,051 ) (1)		13,512,742.00		7,519,117.00		21,031,859.00

Liabilities in excess of other assets		(23,746.00)		(17,501.00)		(41,247.00)

Total Net Assets		13,488,996.00		7,501,616.00		20,990,612.00

* Security expected to be sold in connection with transaction.
(1) The cost of investments for federal tax purposes amounts to $6,619,309 for FBR Pegasus Mid Cap Fund™ and $13,020,742 for AFBA 5Star Mid Cap Value Fund.

Statement of Assets & Liabilities

as of September 30, 2009

(unaudited)

	AFBA Mid Cap Value Fund	FBR Pegasus Mid Cap Fund™	Pro Forma Adjustments	FBR Pegasus Mid Cap Fund™ Pro Forma Combined

Assets:
Investment Securities at Cost	13,020,742	6,619,309		19,640,051
Investment Securities at Value	13,512,742	7,519,117		21,031,859
Receivable for Capital Shares Sold	1,350	-		1,350
Receivable for Investment Securities Sold	-	-		-
Dividends and Interest Receivable	18,126	7,847		25,973
Receivable from Advisor	861	3,388		4,249
Prepaid Expenses	15,612	11,298		26,910
Total Assets	13,548,691	7,541,650		21,090,341

Liabilities:
Payable for Capital Shares Redeemed	7,236	-		7,236
Payable for Investment Securities Purchased	14,882	-		14,882
Investment Advisory Fee Payable	-	-		-
Administration Fee Payable	2,607	122		2,729
Distribution and Service Fee Payable	1,508	1,505		3,013
Professional Fees Payable	11,371	-	(11,371)	-
Custody Fees Payable	1,720	-	(1,720)	-
To Advisor	-	-		-
Other Accrued Expenses	20,371	38,407	13,091	71,869
Total Liabilities	59,695	40,034		99,729

Net Assets	13,488,996	7,501,616		20,990,612

Net Assets Consist Of:
Paid-in capital	19,189,708	7,220,361		26,410,069
Accumulated net investment income	21,767	12,172		33,939
Accumulated net realized loss on investments	(6,214,479)	(630,724)		(6,845,203)
Net unrealized appreciation (depreciation) on investments	492,000	899,807		1,391,807

Net Assets	13,488,996	7,501,616		20,990,612

Pricing of Investor (Advisor) Class Shares
Net assets attributable to Investor (Advisor) Class shares	1,687,027	7,415,082	1,431,056	10,533,165
Shares of Beneficial Interest Outstanding	190,660	758,880	128,489	1,078,029
(unlimited number of shares authorized, no par value)

Net Asset Value Per Share	8.85	9.77		9.77

Pricing of I Class Shares
Net assets attributable to I Class shares	10,370,913	86,534		10,457,447
Shares of Beneficial Interest Outstanding	1,148,626	10,224	76,698	1,235,548
(unlimited number of shares authorized, no par value)

Net Asset Value Per Share	9.03	8.46		8.46

Pricing of C Class Shares
Net assets attributable to C Class shares	1,431,056		(1,431,056)
Shares of Beneficial Interest Outstanding (a)	173,332		(173,332)
(unlimited number of shares authorized, no par value)

Net Asset Value Per Share	8.26

(a) AFBA 5Star Mid Cap Value Fund Class C Shares are being exchanged for FBR Pegasus Mid Cap Fund™ Investor Class Shares.

Statement of Operations

For the Twelve Months Ended September 30, 2009

(unaudited)

	AFBA Mid Cap Value Fund	FBR Pegasus Mid Cap Fund™	Pro Forma Adjustments		FBR Pegasus Mid Cap Fund™ Pro Forma Combined

Investment Income
Dividends(1)	252,169	107,610			359,779
Interest	710	736			1,446
Total Investment Income	252,879	108,346			361,225

Expenses
Investment Advisory Fees	96,301	53,762	25,000	(a)	175,063
Administration Fees	34,617	2,305			36,922
Distribution and Service Fees	9,822	14,755			24,577
Shareholder administrative fees	7,396	11,508			18,904
Transfer Agent Fees	20,186	3,745			23,931
Insurance fees	5,500	660			6,160
Accounting service fees		2,964			2,964
Reports to shareholders	6,894	3,204			10,098
Compliance fees		8,576			8,576
Professional fees	31,167	45,496	(14,000)	(b)	62,663
Registration fees	60,100	23,848	(60,100)	(c)	23,848
Custodian fees	13,743	326			14,069
Trustees' fees	13,398	15,800	(13,398)	(d)	15,800
Other fees	33,489	3,364			36,853
Total expenses before waivers and related reimbursements	332,613	190,313	(62,498)		460,428
Less waivers and related reimbursements	(156,966)	(109,745)			(266,711)
Total expenses after waivers and related reimbursements	175,647	80,568	(62,498)		193,717
Net Investment Income	77,232	27,778	62,498		167,508

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investment Transactions:	(5,554,875)	(788,447)			(6,343,322)
Change in Net Unrealized Appreciation/Depreciation of Investments	4,748,127	899,807			5,647,934
Net Gain on Investments	(806,748)	111,360			(695,388)

Net Increase in Net Assets Resulting from Operations	(729,516)	139,138	62,498		(527,880)

(1) Net of foreign taxes withheld of $264 on AFBA Mid Cap Value Fund and $403 on FBR Pegasus Mid Cap Fund™.

Notes to Combining Pro Forma Financial Statements of

AFBA 5 Star Mid Cap Value Fund and FBR Pegasus Mid Cap Fund™

September 30, 2009

(unaudited)

1. Basis of Combination

The accompanying unaudited Pro Forma Combining Schedule of Investments, Statements of Assets and Liabilities and Statement of Operations (Pro Forma Financial Statements) are presented to show the effect of the proposed Reorganization of the AFBA 5 Star Mid Cap Value Fund (“Mid Cap Value Fund”) into the FBR Pegasus Mid Cap Fund™ (“Mid Cap Fund”) as if the Reorganization had taken place on September 30, 2009.

The accompanying Pro Forma Financial Statements and notes to financial statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each Fund.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Mid Cap Value Fund and the Mid Cap Fund (the “Combined Fund” or the “Fund”) will be accounted for by the method for tax-free mergers of investment companies. The Reorganization would be accomplished by an acquisition of the net assets of the Mid Cap Value Fund in exchange for shares of the Mid Cap Fund at net asset value. The pro forma combining schedule of investments and the pro forma combining statement of assets and liabilities are as of September 30, 2009 and the pro forma combining statement of operations is for the 12-month period ended September 30, 2009. Following the acquisition, the Mid Cap Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating expenses have also been adjusted to reflect anticipated expenses of the Combined Fund. Other costs which may change as a result of the Reorganization are currently undeterminable.

All costs with respect to the exchange will be borne by FBR Fund Advisers, Inc. and AFBA 5Star Investment Management Company and their affiliates.

2. General Information

Portfolio Valuation - The net asset value per share (“NAV”) of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day that the exchange is open for trading. The Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund’s Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

Effective November 1, 2008, the Fund adopted Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
  Level 3 -  significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2009:

	AFBA 5Star Mid Cap Value Fund		FBR Pegasus Mid Cap Fund™		FBR Pegasus Mid Cap Fund™ Pro Forma Combined
Valuation Inputs	Common Stock	Money Market	Common Stock	Money Market	Common Stock	Money Market
Level 1	$13,160,974	$351,768	$7,060,428	$458,689	$20,221,402	$810,457
Level 2	-	-	-	-	-	-
Level 3	-	-	-	-	-	-

Share Valuation — The NAV of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV. The Fund charges a 1% redemption fee on shares redeemed or exchanged within 90 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

3. Shares of Beneficial Interest

The Pro Forma Investor Class shares net asset value per share assumes the issuance of 319,149 Investor Class shares of the FBR Pegasus Mid Cap Fund™ in exchange for 190,660 shares of the AFBA 5Star Mid Cap Value Fund Advisor Class shares and 173,332 of the AFBA 5Star Mid Cap Value Fund Class C shares which would have been issued at September 30, 2009 in connection with the proposed reorganization. The Pro Forma I Class shares net asset value per share assumes the issuance of 1,235,548 I Class shares of the FBR Pegasus Mid Cap Fund™ in exchange for 1,148,626 shares of the AFBA 5Star Mid Cap Value Fund Class I which would have been issued at September 30, 2009 in connection with the proposed reorganization.

4. Pro Forma Adjustments

(e)   FBR Fund Advisers, Inc. (the “Adviser”), receives for its services an annual investment advisory fee equal to 0.90% of the average daily net assets, excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) of the FBR Pegasus Mid Cap Fund™. AFBA 5Star Investment Management Company receives for its services an annual investment advisory fee equal to 0.80% of the average daily net assets of the AFBA 5Star Mid Cap Value Fund. An adjustment to the combined investment advisory fee reflects investment advisory fees charged at 0.90% of the Combined Fund’s average daily net assets.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee and assume certain expenses to the extent annual fund operating expenses exceed 1.35% and 1.10% of the FBR Pegasus Mid Cap Fund™ Investor Class and I Class, respectively. The Adviser has agreed to maintain these expense limitations with regard to the Fund through February 28, 2013.

As of September 30, 2009, the Fund had the following amounts (and years of expiration) subject to repayment to the Adviser:

	Years Fees Waived	Repayment Expires	Balance
Investor Class	2008	2011	$37,881
	2009	2012	93,501
I Class	2008	2011	1,295
	2009	2012	10,205

(f)      Adjustment to reflect auditing fee resulting from the combining of two portfolios into one.

(g)     Adjustment to reflect registration fees resulting from the combining of two portfolios into one.

(h)     Adjustment to reflect trustee fees resulting from the combining of two portfolios into one.

5. Federal Income Taxes

It is the Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code that are applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. As a result, the character of tax-basis distributions and the composition of net assets for tax purposes may differ from those reflected in the Fund’s financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are primarily the result of wash sales. Reclassifications for permanent differences are made to components of capital. These reclassifications have no effect on net assets or net asset value per share.

The tax character of distributions paid for the Investor Class of the Fund’s tax year was as follows:

	Ordinary Income		Long-Term Capital Gains
For the Year Ended:	Dollar Amount	Amount Per Share	Dollar Amount	Amount Per Share
October 31, 2008	$45,373	$0.132774	-	-

The following information is computed on a tax basis for each item as of October 31, 2008:

Tax cost of investment securities	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)	Undistributed ordinary income	Undistributed long-term capital gains	Capital loss carryforward	Accumulated earnings (deficit)
$5,387,410	15,161	(1,199,203)	(1,184,042)	61,444	-	-	$(1,122,398)

The Fund had no unused capital loss carryforwards as of October 31, 2008.

The following reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Fund.

Undistributed Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$5,243	-	$(5,243)

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold will be required to be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund has analyzed its tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2005 through 2008) for purposes of implementing FIN 48 and has concluded that no provision for income tax is required in their financial statements.

Schedule of Investments

as of September 30, 2009

(unaudited)

	AFBA Small Cap Value Fund		FBR Pegasus Small Cap Growth Fund™		FBR Pegasus Small Cap Growth Fund™ Pro Forma Combined
		Port.		Port.		Port.
		Ending		Ending		Ending
	Shares	Market	Shares	Market	Shares	Market
Economic Sector	Held	Value	Held	Value	Held	Value

Commercial Services
Advent Software, Inc.	2,910	117,128.00			2,910	117,128.00
Brink's Company	7,488	201,502.00			7,488	201,502.00
Cameco Corporation*	13,900	386,420.00			13,900	386,420.00
Concur Technologies Inc.			675	26,838.00	675	26,838.00
Copart Inc.			3,875	128,689.00	3,875	128,689.00
Corrections Corporation of America	21,536	487,790.00			21,536	487,790.00
CoStar Group Inc.			1,738	71,640.00	1,738	71,640.00
CRA International, Inc.	5,840	159,374.00			5,840	159,374.00
FactSet Research Systems Inc.			2,475	163,944.00	2,475	163,944.00
Korn/Ferry International	9,900	144,441.00			9,900	144,441.00
Morningstar Inc.			690	33,506.00	690	33,506.00
Ritchie Bros. Auctioneers Inc.			1,200	29,448.00	1,200	29,448.00
SEI Investments Co.	14,300	281,424.00	3,900	76,752.00	18,200	358,176.00
Watson Wyatt Worldwide, Inc.	5,400	235,224.00	3,050	132,858.00	8,450	368,082.00
Wrights Express Corp.			3,000	88,530.00	3,000	88,530.00
		2,013,303.00		752,205.00		2,765,508.00

Communications
Starent Networks Corp			2,600	66,092.00	2,600	66,092.00

Consumer Durables
Callaway Golf Company	16,000	121,760.00			16,000	121,760.00
Fossil Inc.			3,200	91,040.00	3,200	91,040.00
Hasbro, Inc.	12,255	340,076.00			12,255	340,076.00
Marvel Entertainment Inc.			2,100	104,202.00	2,100	104,202.00
Polaris Industries Inc.			1,500	61,170.00	1,500	61,170.00
Ryland Group, Inc.	5,600	117,992.00			5,600	117,992.00
Sturm, Ruger & Company	26,690	345,369.00			26,690	345,369.00
		925,197.00		256,412.00		1,181,609.00

Consumer Non-Durables
Alberto Culver Company	9,100	251,888.00			9,100	251,888.00
Deckers Outdoor Corp			300	25,455.00	300	25,455.00
Guess Inc	3,300	122,232.00	2,300	85,192.00	5,600	207,424.00
Hansen Natural Corp			2,500	91,850.00	2,500	91,850.00
Lance, Inc.	12,838	331,477.00			12,838	331,477.00
Ralcorp Holdings, Inc.	3,400	198,798.00			3,400	198,798.00
True Religion Apparel Inc.			3,650	94,645.00	3,650	94,645.00
Under Armour Inc (Cl A)			2,325	64,705.00	2,325	64,705.00
Universal Corporation	9,411	393,568.00			9,411	393,568.00
		1,297,963.00		361,847.00		1,659,810.00

Consumer Services
Brink's Home Security Holdings Inc	12,180	375,022.00			12,180	375,022.00
Capella Education Co.			940	63,300.00	940	63,300.00
Catalyst Health Solutions, Inc.	4,900	142,835.00			4,900	142,835.00
Chipotle Mexican Grill Inc. (Cl A)			450	43,672.00	450	43,672.00
Cracker Barrel Old Country Store, Inc.	3,600	123,840.00			3,600	123,840.00
ITT Educational Services Inc.			445	49,132.00	445	49,132.00
Penn National Gaming	4,800	132,768.00	3,800	105,108.00	8,600	237,876.00
Priceline.com Inc			475	78,765.00	475	78,765.00
Rollins Inc.			5,000	94,250.00	5,000	94,250.00
Service Corporation International, Inc.	59,566	417,558.00			59,566	417,558.00
Steiner Leisure, Ltd.	5,500	196,680.00			5,500	196,680.00
		1,388,703.00		434,227.00		1,822,930.00

	AFBA Small Cap Value Fund		FBR Pegasus Small Cap Growth Fund™		FBR Pegasus Small Cap Growth Fund™ Pro Forma Combined
		Port.		Port.		Port.
		Ending		Ending		Ending
	Shares	Market	Shares	Market	Shares	Market
Economic Sector	Held	Value	Held	Value	Held	Value

Distribution Services
Owens & Minor, Inc.	6,788	307,157.00			6,788	307,157.00
Patterson Cos. Inc.			3,050	83,113.00	3,050	83,113.00
		307,157.00		83,113.00		390,270.00

Electronic Technology
Cree, Inc.*	15,702	577,048.00			15,702	577,048.00
Cymer, Inc.	7,000	272,020.00			7,000	272,020.00
Daktronics, Inc.	35,600	305,092.00			35,600	305,092.00
Hittite Microwave Corp			1,475	54,250.00	1,475	54,250.00
IXYS Corporation	31,545	268,448.00			31,545	268,448.00
Microsemi Corporation	17,100	270,009.00			17,100	270,009.00
National Instruments Corporation	9,400	259,722.00			9,400	259,722.00
Palm Inc			3,100	54,033.00	3,100	54,033.00
Polycom Inc			3,725	99,644.00	3,725	99,644.00
Qlogic Corp			7,725	132,870.00	7,725	132,870.00
RF Micro Devices Inc			6,000	32,580.00	6,000	32,580.00
Skyworks Solutions Inc			4,100	54,284.00	4,100	54,284.00
Supertex Inc			2,000	60,000.00	2,000	60,000.00
Synaptics, Inc.	6,950	175,140.00			6,950	175,140.00
Varian Semiconductor Equipment Associates, Inc.	13,600	446,624.00			13,600	446,624.00
		2,574,103.00		487,661.00		3,061,764.00

Energy Minerals
Comstock Resources Inc			1,840	73,747.00	1,840	73,747.00
Goodrich Petroleum Corp.			3,675	94,852.00	3,675	94,852.00
Pioneer Natural Resources Co.			1,700	61,693.00	1,700	61,693.00
				230,292.00		230,292.00

Finance
Alleghany Corporation	399	103,361.00			399	103,361.00
Boston Private Financial Holdings, Inc.	30,294	197,214.00			30,294	197,214.00
Comerica Inc			1,200	35,604.00	1,200	35,604.00
Commerce Bancshares Inc			1,300	48,412.00	1,300	48,412.00
Eaton Vance Corporation	7,984	223,472.00			7,984	223,472.00
Ebix Inc			600	33,216.00	600	33,216.00
Federated Investors Inc.	10,100	266,337.00			10,100	266,337.00
Hatteras Financial Corporation	7,000	209,860.00			7,000	209,860.00
Huntington Bancshares Inc			16,400	77,244.00	16,400	77,244.00
Investment Technology Group Inc			1,245	34,760.00	1,245	34,760.00
Investors Title Company	3,256	106,634.00			3,256	106,634.00
Janus Capital Group, Inc.	8,825	125,138.00	4,000	56,720.00	12,825	181,858.00
Legg Mason Inc			4,600	142,738.00	4,600	142,738.00
Markel Corp.	169	55,740.00			169	55,740.00
Marshall & Ilsley Corp			4,825	38,938.00	4,825	38,938.00
Montpelier Re Holdings, Ltd.	19,700	321,504.00			19,700	321,504.00
optionsXpress Holdings Inc.			3,525	60,912.00	3,525	60,912.00
Radian Group Inc			3,500	37,030.00	3,500	37,030.00
Regions Financial Corp			7,900	49,059.00	7,900	49,059.00
Stifel Financial Corp			1,275	69,998.00	1,275	69,998.00
Tejon Ranch Corporation	11,138	286,024.00			11,138	286,024.00
TradeStation Group Inc			4,700	38,305.00	4,700	38,305.00
UDR Inc.	26,050	410,027.00			26,050	410,027.00
Waddell & Reed Financial Inc. (Cl A)	12,600	358,470.00	1,625	46,231.00	14,225	404,701.00
Wesco Financial Corporation	533	173,491.00			533	173,491.00
White Mountains Insurance Group, Inc.	863	264,950.00			863	264,950.00
		3,102,222.00		769,167.00		3,871,389.00

	AFBA Small Cap Value Fund		FBR Pegasus Small Cap Growth Fund™		FBR Pegasus Small Cap Growth Fund™ Pro Forma Combined
		Port.		Port.		Port.
		Ending		Ending		Ending
	Shares	Market	Shares	Market	Shares	Market
Economic Sector	Held	Value	Held	Value	Held	Value

Health Services
Amedisys, Inc.	2,700	117,801.00			2,700	117,801.00
Amerigroup Corporation	6,125	135,791.00			6,125	135,791.00
Amsurg Corporation	14,234	302,188.00			14,234	302,188.00
athenahealth Inc			600	23,022.00	600	23,022.00
Bio-Reference Labs, Inc.	10,585	364,124.00			10,585	364,124.00
Centene Corporation	7,732	146,444.00			7,732	146,444.00
Cerner Corp			1,730	129,404.00	1,730	129,404.00
Gentiva Health Services, Inc.	15,400	385,154.00			15,400	385,154.00
IMS Health, Inc.	28,570	438,549.00			28,570	438,549.00
inventive Health, Inc.	9,496	158,868.00			9,496	158,868.00
Lincare Holdings Inc			1,640	51,250.00	1,640	51,250.00
Mednax Inc.			650	35,698.00	650	35,698.00
Tenet Healthcare Corporation	77,182	453,830.00			77,182	453,830.00
VCA Antech Inc			3,900	104,871.00	3,900	104,871.00
Wellcare Health Plans Inc			2,825	69,636.00	2,825	69,636.00
		2,502,749.00		413,881.00		2,916,630.00

Health Technology
Allos Therapeutics Inc			2,000	14,500.00	2,000	14,500.00
AMAG Pharmaceuticals Inc			700	30,576.00	700	30,576.00
Arena Pharmaceuticals Inc			2,000	8,940.00	2,000	8,940.00
Crucell N.V. (ADS)			2,300	52,647.00	2,300	52,647.00
Dendreon Corp			2,050	57,379.00	2,050	57,379.00
Human Genome Sciences Inc			800	15,056.00	800	15,056.00
ICU Medical, Incorporated	5,430	200,150.00			5,430	200,150.00
IDEXX Laboratories Inc			1,165	58,250.00	1,165	58,250.00
Illumina, Inc.	7,000	297,500.00			7,000	297,500.00
Immunomedics Inc			4,000	22,080.00	4,000	22,080.00
Jazz Pharmaceuticals Inc			4,400	35,288.00	4,400	35,288.00
Kinetic Concepts Inc			2,700	99,846.00	2,700	99,846.00
Life Technologies Corp*	3,700	172,235.00			3,700	172,235.00
MAP Pharmaceuticals Inc			3,400	35,564.00	3,400	35,564.00
Myriad Genetics Inc			1,700	46,580.00	1,700	46,580.00
Myriad Pharmaceuticals Inc			425	2,490.00	425	2,490.00
Pall Corp.			925	29,859.00	925	29,859.00
Perrigo Co			1,600	54,384.00	1,600	54,384.00
ResMed Inc			600	27,120.00	600	27,120.00
Techne Corp.			2,425	151,684.00	2,425	151,684.00
United Therapeutics Corp			1,000	48,990.00	1,000	48,990.00
VIVUS Inc.			4,400	45,980.00	4,400	45,980.00
		669,885.00		837,213.00		1,507,098.00

Industrial Services
Atwood Oceanics, Inc.	11,347	400,209.00			11,347	400,209.00
Core Laboratories N.V.			750	77,318.00	750	77,318.00
Kinder Morgan Management LLC	7,470	353,704.00			7,470	353,704.00
Shaw Group	5,400	173,286.00			5,400	173,286.00
Superior Energy Services Inc			3,900	87,828.00	3,900	87,828.00
		927,199.00		165,146.00		1,092,345.00

Miscellaneous
SPDR KBW Regional Banking	21,100	449,852.00			21,100	449,852.00

Non-Energy Minerals
Schnitzer Steel Industries Inc			2,250	119,813.00	2,250	119,813.00
USEC Inc.	29,800	139,762.00			29,800	139,762.00
Vulcan Materials Company	1,000	54,070.00			1,000	54,070.00
		193,832.00		119,813.00		313,645.00

	AFBA Small Cap Value Fund		FBR Pegasus Small Cap Growth Fund™		FBR Pegasus Small Cap Growth Fund™ Pro Forma Combined
		Port.		Port.		Port.
		Ending		Ending		Ending
	Shares	Market	Shares	Market	Shares	Market
Economic Sector	Held	Value	Held	Value	Held	Value

Process Industries
Albemarle Corporation	11,920	412,432.00			11,920	412,432.00
Balchem Corp			1,125	29,587.00	1,125	29,587.00
Cabot Microelectronics Corporation	10,808	376,767.00			10,808	376,767.00
NewMarket Corporation	3,926	365,275.00			3,926	365,275.00
		1,154,474.00		29,587.00		1,184,061.00

Producer Manufacturing
A123 Systems Inc			1,000	21,320.00	1,000	21,320.00
Acuity Brands, Inc.	5,700	183,597.00			5,700	183,597.00
Crane Co			1,150	29,681.00	1,150	29,681.00
Energizer Holdings, Inc.	5,484	363,809.00			5,484	363,809.00
Energy Conversion Devices, Inc.	3,700	42,846.00			3,700	42,846.00
General Cable Corporation	7,600	297,540.00			7,600	297,540.00
Kaydon Corp			800	25,936.00	800	25,936.00
Knoll, Inc.	41,711	435,046.00			41,711	435,046.00
Lennox International Inc.			750	27,090.00	750	27,090.00
Mettler-Toledo International Inc			1,425	129,091.00	1,425	129,091.00
Roper Industries, Inc.	3,600	183,528.00			3,600	183,528.00
Tredegar Corporation	10,300	149,350.00			10,300	149,350.00
Valmont Industries Inc.			400	34,072.00	400	34,072.00
Wabtec			1,500	56,295.00	1,500	56,295.00
Woodward Governor Co			1,525	36,996.00	1,525	36,996.00
		1,655,716.00		360,481.00		2,016,197.00

Retail Trade
Aeropostale, Inc.	3,000	130,410.00	1,800	78,246.00	4,800	208,656.00
American Eagle Outfitters	7,000	118,020.00			7,000	118,020.00
Cabela's, Inc.	23,681	315,905.00			23,681	315,905.00
CarMax, Inc.	17,940	374,946.00			17,940	374,946.00
J. Crew Group Inc			1,460	52,297.00	1,460	52,297.00
Jos. A. Bank Clothiers Inc.	4,200	188,034.00			4,200	188,034.00
Pricesmart, Inc.	18,036	338,175.00			18,036	338,175.00
		1,465,490.00		130,543.00		1,596,033.00

Technology Services
Akamai Technologies, Inc.	9,900	194,832.00			9,900	194,832.00
Black Box Corporation	10,000	250,900.00	3,400	78,880.00	13,400	329,780.00
CACI International, Inc. A	5,000	236,350.00			5,000	236,350.00
CommVault Systems Inc			4,600	95,450.00	4,600	95,450.00
Compuware Corp			3,175	23,273.00	3,175	23,273.00
Fidelity National Information Services			1,400	35,714.00	1,400	35,714.00
Global Payments Inc			2,800	130,760.00	2,800	130,760.00
Informatica Corp			3,975	89,756.00	3,975	89,756.00
Jack Henry & Associates Inc.	9,500	222,965.00	6,577	154,362.00	16,077	377,327.00
JDA Software Group Inc			1,500	32,910.00	1,500	32,910.00
Metavante Technologies			2,700	93,096.00	2,700	93,096.00
Micros Systems Inc.			2,095	63,248.00	2,095	63,248.00
Open Text Corp			1,875	69,994.00	1,875	69,994.00
Quality Systems Inc			950	58,492.00	950	58,492.00
Quest Software, Inc.	8,600	144,910.00	5,025	84,671.00	13,625	229,581.00
Sybase Inc.			1,400	54,460.00	1,400	54,460.00
Syntel Inc			885	42,241.00	885	42,241.00
		1,049,957.00		1,107,307.00		2,157,264.00

	AFBA Small Cap Value Fund		FBR Pegasus Small Cap Growth Fund™		FBR Pegasus Small Cap Growth Fund™ Pro Forma Combined
		Port.		Port.		Port.
		Ending		Ending		Ending
	Shares	Market	Shares	Market	Shares	Market
Economic Sector	Held	Value	Held	Value	Held	Value

Transportation
Alexander & Baldwin	12,300	394,707.00			12,300	394,707.00
Forward Air Corporation	6,700	155,105.00			6,700	155,105.00
Genesee & Wyoming Inc. (Cl A)			1,875	56,850.00	1,875	56,850.00
Heartland Express Inc			7,000	100,800.00	7,000	100,800.00
Knight Transportation Inc			3,550	59,569.00	3,550	59,569.00
		549,812.00		217,219.00		767,031.00

Cash
JPMorgan Money Market				159,263.00		159,263.00
PNC Money Market		477,614.00				477,614.00
						636,877.00

Total Investments (Identified Cost $28,865,477 ) (1)		22,705,228.00		6,981,469.00		29,686,697.00

Liabilities in excess of other assets		(152,803.00)		(51,812.00)		(204,615.00)

Total Net Assets		22,552,425.00		6,929,657.00		29,482,082.00

* Security expected to be sold in connection with transaction.
(1) The cost of investments for federal tax purposes amounts to $6,017,119 for FBR Pegasus Small Cap Growth Fund™ and $22,848,358 for AFBA 5Star Small Cap Fund.

Statement of Assets & Liabilities

as of September 30, 2009

(unaudited)

	AFBA Small Cap Fund	FBR Pegasus Small Cap Growth Fund™	Pro Forma Adjustments	FBR Pegasus Small Cap Growth Fund™ Pro Forma Combined

Assets:
Investment Securities at Cost	22,848,358	6,017,119		28,865,477
Investment Securities at Value	22,705,228	6,981,469		29,686,697
Receivable for Capital Shares Sold	1,743	-		1,743
Receivable for Investment Securities Sold	137,956	-		137,956
Dividends and Interest Receivable	17,199	1,556		18,755
Receivable from Advisor	-	4,483		4,483
Prepaid Expenses	7,718	13,497		21,215
Total Assets	22,869,844	7,001,005		29,870,849

Liabilities:
Payable for Capital Shares Redeemed	50,055	-		50,055
Payable for Investment Securities Purchased	194,678	29,172		223,850
Investment Advisory Fee Payable	-	-		-
Administration Fee Payable	5,023	109		5,132
Distribution and Service Fee Payable	4,752	1,360		6,112
Professional Fees Payable	13,523		(13,523)	-
Custody Fees Payable	3,637		(3,637)	-
To Advisor	536		(536)	-
Other Accrued Expenses	45,215	40,706	17,696	103,617
Total Liabilities	317,419	71,348		388,767

Net Assets	22,552,425	6,929,657		29,482,082

Net Assets Consist Of:
Paid-in capital	40,977,426	6,596,007		47,573,433
Accumulated net investment income (loss)	47,138	(24,082)		23,056
Accumulated net realized gain (loss) on investments	(18,329,009)	(606,619)		(18,935,628)
Net unrealized appreciation (depreciation) on investments	(143,130)	964,351		821,221

Net Assets	22,552,425	6,929,657		29,482,082

Pricing of Investor (Advisor) Class Shares
Net assets attributable to Investor (Advisor) Class shares	10,632,133	6,701,005		20,484,238
Shares of Beneficial Interest Outstanding	1,121,987	646,063	206,954	1,975,004
(unlimited number of shares authorized, no par value)

Net Asset Value Per Share	9.48	10.37		10.37

Pricing of I Class Shares
Net assets attributable to I Class shares	8,769,192	139,566		8,908,758
Shares of Beneficial Interest Outstanding	904,246	15,560	73,416	993,222
(unlimited number of shares authorized, no par value)

Net Asset Value Per Share	9.70	8.97		8.97

Pricing of C Class Shares
Net assets attributable to C Class shares	3,151,100		(3,151,100)	-
Shares of Beneficial Interest Outstanding	358,682		(358,682)	-
(unlimited number of shares authorized, no par value)

	AFBA Small Cap Fund	FBR Pegasus Small Cap Growth Fund™	Pro Forma Adjustments	FBR Pegasus Small Cap Growth Fund™ Pro Forma Combined

Net Asset Value Per Share	8.79

Pricing of R Class Shares
Net assets attributable to R Class shares		89,086
Shares of Beneficial Interest Outstanding (a)		10,000
(unlimited number of shares authorized, no par value)

Net Asset Value Per Share		8.91

(a) AFBA 5Star Small Cap Fund Class C Shares are being exchanged for FBR Pegasus Small Cap Growth Fund™ Investor Class Shares.

Statement of Operations

For the Twelve Months Ended September 30, 2009

(unaudited)

	AFBA Small Cap Fund	FBR Pegasus Small Cap Growth Fund™	Pro Forma Adjustments		FBR Pegasus Small Cap Growth Fund™ Pro Forma Combined

Investment Income
Dividends(1)	284,790	20,959			305,749
Interest	3,276	395			3,671
Total Investment Income	288,066	21,354			309,420

Expenses
Investment Advisory Fees	166,653	35,188	50,000	(a)	251,841
Administration Fees	71,500	1,332			72,832
Distribution and Service Fees	28,167	9,760			37,927
Shareholder administrative fees	34,433	11,582			46,015
Transfer Agent Fees	81,860	3,796			85,656
Insurance fees	5,500	548			6,048
Accounting service fees		3,826			3,826
Reports to shareholders	13,034	3,973			17,007
Compliance fees		8,458			8,458
Professional fees	32,530	48,496	(14,500)	(b)	66,526
Registration fees	58,400	31,480	(58,400)	(c)	31,480
Custodian fees	27,880	254			28,134
Trustees' fees	13,577	15,800	(13,577)	(d)	15,800
Other fees	77,526	3,600			81,126
Total expenses before waivers and related reimbursements	611,060	178,093	(36,477)		752,676
Less waivers and related reimbursements	(274,234)	(121,300)			(395,534)
Total expenses after waivers and related reimbursements	336,826	56,793	(36,477)		357,142
Net Investment Income (Loss)	(48,760)	(35,439)	36,477		(47,722)

Net Realized and Unrealized Gain (Loss) on Investments
Cap Gain Dividends from REITs	50,710	-			50,710
Net Realized Gain (Loss) on Investment Transactions:	(8,451,747)	(624,365)			(9,076,112)
Change in Net Unrealized Appreciation/Depreciation of Investments	5,951,285	964,351			6,915,636
Net Gain on Investments	(2,449,752)	339,986			(2,109,766)

Net Increase in Net Assets Resulting from Operations	(2,498,512)	304,547	36,477		(2,157,488)

(1) Net of foreign taxes withheld of $160 for the AFBA Small Cap Fund and $63 for FBR Pegasus Small Cap Growth Fund™.

Notes to Combining Pro Forma Financial Statements of

AFBA 5 Star Small Cap Fund and FBR Pegasus Small Cap Growth Fund™

September 30, 2009

(unaudited)

1. Basis of Combination

The accompanying unaudited Pro Forma Combining Schedule of Investments, Statements of Assets and Liabilities and Statement of Operations (Pro Forma Financial Statements) are presented to show the effect of the proposed Reorganization of the AFBA 5 Star Small Cap Fund (“Small Cap Fund”) into the FBR Pegasus Small Cap Growth Fund™ (“Small Cap Growth Fund”) as if the Reorganization had taken place on September 30, 2009.

The accompanying Pro Forma Financial Statements and notes to financial statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each Fund.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Small Cap Fund and the Small Cap Growth Fund (the “Combined Fund” or the “Fund”) will be accounted for by the method for tax-free mergers of investment companies. The Reorganization would be accomplished by an acquisition of the net assets of the Small Cap Fund in exchange for shares of the Small Cap Growth Fund at net asset value. The pro forma combining schedule of investments and the pro forma combining statement of assets and liabilities are as of September 30, 2009 and the pro forma combining statement of operations is for the 12-month period ended September 30, 2009. Following the acquisition, the Small Cap Growth Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating expenses have also been adjusted to reflect anticipated expenses of the Combined Fund. Other costs which may change as a result of the Reorganization are currently undeterminable.

All costs with respect to the exchange will be borne by FBR Fund Advisers, Inc. and AFBA 5Star Investment Management Company and their affiliates.

2. General Information

Portfolio Valuation - The net asset value per share (“NAV”) of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day that the exchange is open for trading. The Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund’s Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

Effective November 1, 2008, the Fund adopted Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
  Level 3 -  significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2009:

	AFBA 5Star Small Cap Fund		FBR Pegasus Small Cap Growth Fund™		FBR Pegasus Small Cap Growth Fund™ Pro Forma Combined
Valuation Inputs	Common Stock	Money Market	Common Stock	Money Market	Common Stock	Money Market
Level 1	$22,227,614	$477,614	$6,915,377	$159,263	$29,049,820	$636,877
Level 2	-	-	-	-	-	-
Level 3	-	-	-	-	-	-

Share Valuation — The NAV of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV. The Fund charges a 1% redemption fee on shares redeemed or exchanged within 90 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

3. Shares of Beneficial Interest

The Pro Forma Investor Class shares net asset value per share assumes the issuance of 1,328,941 Investor Class shares of the FBR Pegasus Small Cap Growth Fund™ in exchange for 1,121,987 shares of the AFBA 5Star Small Cap Fund Advisor Class shares and 358,682 of the AFBA 5Star Small Cap Fund Class C shares which would have been issued at September 30, 2009 in connection with the proposed reorganization. The Pro Forma I Class shares net asset value per share assumes the issuance of 977,662 I Class shares of the FBR Pegasus Small Cap Growth Fund™ in exchange for 904,246 shares of the AFBA 5Star Small Cap Fund Class I which would have been issued at September 30, 2009 in connection with the proposed reorganization.

4. Pro Forma Adjustments

(i)    FBR Fund Advisers, Inc. (the “Adviser”), receives for its services an annual investment advisory fee equal to 0.90% of the average daily net assets, excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) of the FBR Pegasus Small Cap Growth Fund™. AFBA 5Star Investment Management Company receives for its services an annual investment advisory fee equal to 0.80% of the average daily net assets of the AFBA 5Star Small Cap Fund. An adjustment to the combined investment advisory fee reflects investment advisory fees charged at 0.90% of the Combined Fund’s average daily net assets.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee and assume certain expenses to the extent annual fund operating expenses exceed 1.45% and 1.20% of the FBR Pegasus Small Cap Growth Fund™ Investor Class and I Class, respectively. The Adviser has agreed to maintain these expense limitations with regard to the Fund through February 28, 2013.

As of September 30, 2009, the Fund had the following amounts (and years of expiration) subject to repayment to the Adviser:

	Years Fees Waived	Repayment Expires	Balance
Investor Class	2008	2011	$44,078
	2009	2012	91,415
I Class	2008	2011	1,436
	2009	2012	10,069

(j)       Adjustment to reflect auditing fee resulting from the combining of two portfolios into one.

(k)     Adjustment to reflect registration fees resulting from the combining of two portfolios into one.

(l)       Adjustment to reflect trustee fees resulting from the combining of two portfolios into one.

5. Federal Income Taxes

It is the Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code that are applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. As a result, the character of tax-basis distributions and the composition of net assets for tax purposes may differ from those reflected in the Fund’s financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are primarily the result of wash sales. Reclassifications for permanent differences are made to components of capital. These reclassifications have no effect on net assets or net asset value per share.

The tax character of distributions paid for the Investor Class of the Fund’s tax year was as follows:

	Ordinary Income		Long-Term Capital Gains
For the Year Ended:	Dollar Amount	Amount Per Share	Dollar Amount	Amount Per Share
October 31, 2008	$166,019	$0.419678	$18,288	$0.046230
October 31, 2007	125,836	0.389248	41,912	0.129706

The following information is computed on a tax basis for each item as of October 31, 2008:

Tax cost of investment securities	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)	Undistributed ordinary income	Undistributed long-term capital gains	Capital loss carryforward	Accumulated earnings (deficit)
$3,836,726	57,156	(862,023)	(804,867)	-	-	(41,215)	$(846,082)

The Fund had $41,215 in unused capital loss carryforwards as of October 31, 2008, it will expire in 2016.

The following reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Fund.

Undistributed Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$50,863	-	$(50,863)

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold will be required to be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund has analyzed its tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2005 through 2008) for purposes of implementing FIN 48 and has concluded that no provision for income tax is required in their financial statements.

Schedule of Investments

as of September 30, 2009

(unaudited)

	AFBA Science &				FBR Technology Fund
	Technology Fund		FBR Technology Fund		Pro Forma Combined
		Port		Port		Port
		Ending		Ending		Ending
	Shares	Market	Shares	Market	Shares	Market
Economic Sector	Held	Value	Held	Value	Held	Value

Commercial Services
Maximus Inc.			625	29,125.00	625	29,125.00

Communications
Neutral Tandem Inc.			1,455	33,116.00	1,455	33,116.00
Starent Networks Corp.			1,285	32,665.00	1,285	32,665.00
tw telecom inc. (Cl A)			2,400	32,280.00	2,400	32,280.00
U.S. Cellular Corp.			965	37,703.00	965	37,703.00
				135,764.00		135,764.00

Consumer Durables
TiVo Inc.			2,860	29,630.00	2,860	29,630.00

Consumer Services
Priceline.com Inc.			415	68,815.00	415	68,815.00
eBay, Inc.	8,700	205,407.00			8,700	205,407.00
		205,407.00		68,815.00		274,222.00
Electronic Technology
Altera Corp.	12,400	254,324.00			12,400	254,324.00
Apple Inc.			1,733	321,246.00	1,733	321,246.00
Applied Materials	20,700	277,380.00			20,700	277,380.00
Applied Signal Technology Inc.			1,200	27,924.00	1,200	27,924.00
Arris Group Inc.			2,350	30,573.00	2,350	30,573.00
Atheros Communications, Inc.	11,000	291,830.00			11,000	291,830.00
Avocent Corp.			1,650	33,445.00	1,650	33,445.00
Broadcom Corporation	9,600	294,624.00			9,600	294,624.00
Cisco Systems Inc.	16,375	385,468.00	13,455	316,731.00	29,830	702,199.00
Corning Inc.	16,500	252,615.00	15,980	244,654.00	32,480	497,269.00
Cree, Inc.	11,000	404,250.00			11,000	404,250.00
Cymer, Inc.	6,200	240,932.00			6,200	240,932.00
Daktronics, Inc.	14,500	124,265.00			14,500	124,265.00
Dolby Laboratories Inc. (Cl A)			1,120	42,773.00	1,120	42,773.00
EMC Corp.	14,700	250,488.00	18,895	321,971.00	33,595	572,459.00
First Solar Inc.	300	45,858.00	910	139,103.00	1,210	184,961.00
Harris Corp.			975	36,660.00	975	36,660.00
Hewlett-Packard Company	4,900	231,329.00			4,900	231,329.00
Intel Corporation	14,325	280,340.00			14,325	280,340.00
IXYS Corporation*	14,200	120,842.00			14,200	120,842.00
Juniper Networks, Inc.	9,000	243,180.00			9,000	243,180.00
Lam Research Corporation	4,800	163,968.00			4,800	163,968.00
Marvell Technology Group Ltd.			6,135	99,326.00	6,135	99,326.00
Maxim Integrated Products	11,550	209,517.00			11,550	209,517.00
MEMC Electronic Materials	9,100	151,333.00			9,100	151,333.00
Microchip Technology, Inc.	7,300	193,450.00			7,300	193,450.00
Microsemi Corporation	11,400	180,006.00			11,400	180,006.00
National Instruments Corporation	9,100	251,433.00			9,100	251,433.00
NVIDIA Corporation	14,400	216,432.00			14,400	216,432.00
ON Semiconductor Corp.			4,315	35,599.00	4,315	35,599.00
PMC-Sierra Inc.			3,160	30,210.00	3,160	30,210.00
Research In Motion Ltd.			4,665	315,121.00	4,665	315,121.00
Simpletech Inc.			1,245	36,591.00	1,245	36,591.00
Tessera Technologies Inc.			1,055	29,424.00	1,055	29,424.00
Varian Semiconductor Equipment Associates, Inc.	7,700	252,868.00			7,700	252,868.00
Western Digital Corp.			2,435	88,951.00	2,435	88,951.00
		5,316,732.00		2,150,302.00		7,467,034.00

	AFBA Science &				FBR Technology Fund
	Technology Fund		FBR Technology Fund		Pro Forma Combined
		Port		Port		Port
		Ending		Ending		Ending
	Shares	Market	Shares	Market	Shares	Market
Economic Sector	Held	Value	Held	Value	Held	Value

Finance
Visa Inc.			4,555	314,796.00	4,555	314,796.00

Health Services
Cerner Corp.			800	59,840.00	800	59,840.00
HMS Holdings Corp.			780	29,819.00	780	29,819.00
WebMD Health Corp.			870	28,814.00	870	28,814.00
Athena Health, Inc.	7,600	291,612.00			7,600	291,612.00
		291,612.00		118,473.00		410,085.00
Health Technology
Alexion Pharmaceuticals Inc.			875	38,972.00	875	38,972.00
Allergan Inc.			2,665	151,265.00	2,665	151,265.00
Amgen, Inc.	4,200	252,966.00			4,200	252,966.00
Biogen Idec Inc.			2,870	144,992.00	2,870	144,992.00
Bristol-Myers Squibb Co.			11,358	255,782.00	11,358	255,782.00
CONMED Corp.			1,500	28,755.00	1,500	28,755.00
Forest Laboratories Inc.			2,585	76,102.00	2,585	76,102.00
Gilead Sciences, Inc.	5,300	246,874.00			5,300	246,874.00
IDEXX Laboratories Inc.			604	30,200.00	604	30,200.00
Illumina, Inc.	4,800	204,000.00			4,800	204,000.00
Intuitive Surgical Inc.			420	110,145.00	420	110,145.00
Isis Pharmaceuticals Inc.			2,065	30,087.00	2,065	30,087.00
Johnson & Johnson			4,265	259,696.00	4,265	259,696.00
Life Technologies Corp.	6,828	317,843.00	1,950	90,773.00	8,778	408,616.00
Medtronic Inc.			8,480	312,064.00	8,480	312,064.00
Millipore Corp.			570	40,088.00	570	40,088.00
Qiagen NV	7,100	151,088.00			7,100	151,088.00
Teva Pharmaceutical Industries, Ltd. ADR	5,200	262,912.00			5,200	262,912.00
Thermo Fisher Scientific Inc.			3,075	134,285.00	3,075	134,285.00
United Therapeutics Corp.			630	30,864.00	630	30,864.00
Varian Medical Systems Inc.			1,410	59,403.00	1,410	59,403.00
Waters Corp.			1,060	59,212.00	1,060	59,212.00
Watson Pharmaceuticals Inc.			905	33,159.00	905	33,159.00
		1,435,683.00		1,885,844.00		3,321,527.00

Industrial Services
Quanta Services Inc.			2,200	48,686.00	2,200	48,686.00

Process Industries
Cabot Microelectronics Corporation	8,800	306,768.00			8,800	306,768.00

Producer Manufacturing
American Superconductor Corp.			1,100	36,894.00	1,100	36,894.00
Energy Conversion Devices, Inc.	2,400	27,792.00			2,400	27,792.00
General Cable Corp.	3,000	117,450.00	810	31,711.00	3,810	149,161.00
Mettler-Toledo International Inc.			335	30,348.00	335	30,348.00
Molex, Inc.	5,400	112,752.00			5,400	112,752.00
SunPower Corp. (Cl B)			1,087	27,425.00	1,087	27,425.00
		257,994.00		126,378.00		384,372.00

Retail Trade
Amazon.com Inc.			3,405	317,891.00	3,405	317,891.00
Ctrip.com International Ltd. (ADS)			750	44,092.00	750	44,092.00
IAC/InterActiveCorp.			1,515	30,588.00	1,515	30,588.00
				392,571.00		392,571.00

	AFBA Science &				FBR Technology Fund
	Technology Fund		FBR Technology Fund		Pro Forma Combined
		Port		Port		Port
		Ending		Ending		Ending
	Shares	Market	Shares	Market	Shares	Market
Economic Sector	Held	Value	Held	Value	Held	Value

Technology Services
Adobe Systems Inc.	9,200	303,968.00	5,195	171,643.00	14,395	475,611.00
Akamai Technologies, Inc.	11,000	216,480.00			11,000	216,480.00
Amdocs Ltd.			2,235	60,077.00	2,235	60,077.00
Baidu Inc. (ADS)			340	132,957.00	340	132,957.00
Black Box Corporation*	3,500	87,815.00			3,500	87,815.00
CGI Group Inc.			3,095	36,181.00	3,095	36,181.00
Check Point Software Technologies Ltd.			2,355	66,764.00	2,355	66,764.00
Citrix Systems Inc.	5,800	227,534.00	1,880	73,752.00	7,680	301,286.00
Cognizant Technology Solutions Corp.	7,200	278,352.00	2,890	111,727.00	10,090	390,079.00
CyberSource Corp.			1,725	28,756.00	1,725	28,756.00
Digital River Inc.			800	32,256.00	800	32,256.00
Equinix Inc.			415	38,180.00	415	38,180.00
Global Payments Inc.			825	38,527.00	825	38,527.00
Google Inc. (Cl A)	650	322,303.00	640	317,344.00	1,290	639,647.00
JDA Software Group Inc.			1,350	29,619.00	1,350	29,619.00
LivePerson Inc.			6,600	33,264.00	6,600	33,264.00
Manhattan Associates, Inc.	7,700	155,540.00			7,700	155,540.00
McAfee Inc.			1,750	76,632.00	1,750	76,632.00
MercadoLibre Corp.			850	32,691.00	850	32,691.00
Microsoft Corp.	12,000	310,680.00	12,025	311,327.00	24,025	622,007.00
MicroStrategy Inc.			450	32,193.00	450	32,193.00
NeuStar Inc. (Cl A)			1,295	29,267.00	1,295	29,267.00
Oracle Corporation	13,100	273,004.00			13,100	273,004.00
Parametric Technology Corp.			2,160	29,851.00	2,160	29,851.00
Pros Holdings Inc.			3,990	33,596.00	3,990	33,596.00
Quest Software, Inc.*	6,100	102,785.00			6,100	102,785.00
Salesforce.com Inc.			1,407	80,101.00	1,407	80,101.00
SAP AG (ADS)			4,925	240,685.00	4,925	240,685.00
Sohu.com Inc.			450	30,951.00	450	30,951.00
Sybase Inc.			820	31,898.00	820	31,898.00
Teradata Corp.			1,760	48,435.00	1,760	48,435.00
Vasco Data Security International Inc.			4,022	29,843.00	4,022	29,843.00
VeriSign Inc.			1,910	45,248.00	1,910	45,248.00
VMware Inc.	3,700	148,629.00	3,815	153,249.00	7,515	301,878.00
Yahoo! Inc.			14,535	258,868.00	14,535	258,868.00
		2,427,090.00		2,635,882.00		5,062,972.00

Cash
JPMorgan Money Market			469,357	469,357.00		469,357.00
PNC Money Market	91,463	91,463.00				91,463.00

Total Investments
(Identified Cost $16,504,131)(1)		10,332,749.00		8,405,623.00		18,738,472.00

Liabilities in excess of other assets
		(64,784.00)		(14,095.00)		(78,879.00)
Total Net Assets
		10,267,965.00		8,391,528.00		18,659,493.00

* Security expected to be sold in connection with transaction.
(1) The cost of investments for federal tax purposes amounts to $7,103,700 for FBR Technology Fund and $9,400,431 for AFBA 5Star Science & Technology Fund.

Assets
Investment Securities at Cost	9,400,431	7,103,700		16,504,131
Investment Securities at Value	10,332,749	8,405,623		18,738,372
Receivable for Capital Shares Sold	10,708	-		10,708
Receivable for Investment Securities Sold	-	35,815		35,815
Dividends and Interest Receivable	1,433	3,521		4,954
Receivable from Adviser	1,638	1,638
Prepaid Expenses	9,838	6,795		16,633
Total Assets	10,356,366	8,451,753		18,808,119

Liabilities:
Payable for Capital Shares Redeemed	52,388	-		52,388
Payable for Investment Securities Purchased	-	15,097		15,097
Investment Advisory Fee Payable	-	2,035		2,035
Administration Fee Payable	1,996	130		2,126
Distribution and Service Fee Payable	1,374	1,623		2,997
Professional Fees Payable	12,220	-	(12,220)	-
Custody Fees Payable	1,788	-	(1,788)	-
To Advisor	22	-	(22)	-
Other Accrued Expenses	18,613	41,340	14,030	73,983
Total Liabilities	88,401	60,225		148,626

Net Assets	10,267,965	8,391,528		18,659,493

Net Assets Consist Of:
Paid-in capital	10,466,333	12,520,843		22,987,176
Accumulated net investment income	(49,737)	(38,595)		(88,332)
Accumulated net realized gain (loss) on investments	(1,080,949)	(5,392,643)		(6,473,592)
Net unrealized appreciation (depreciation) on investments	932,318	1,301,923		2,234,241

Net Assets	10,267,965	8,391,528		18,659,493

Pricing of Investor (Advisor) Class Shares
Net assets attributable to Investor (Advisor) Class shares	2,266,655	8,391,528	1,122,703	11,780,886
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	199,059	910,169	168,550	1,277,778

Net Asset Value Per Share	11.39	9.22		9.22

Pricing of I Class Shares
Net assets attributable to I Class shares	6,878,607			6,878,607
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	591,454		154,599	746,053

Net Asset Value Per Share	11.63			9.22

Pricing of C Class Shares
Net assets attributable to C Class shares	1,122,703	(1,122,703)
Shares of Beneficial Interest Outstanding (a) (unlimited number of shares authorized, no par value)	105,475	(105,475)

Net Asset Value Per Share	10.64

Dividends(1)	67,577	62,767			130,344
Interest	161	1,414			1,575
Total Assets	67,738	64,181			131,919

Expenses
Investment Advisory Fees	69,203	61,758			160,961
Administration Fees	24,641	1,620	30,000	(a)	26,261
Distribution and Service Fees	8,076	17,155			25,231
Shareholder administrative fees	6,630	13,080			19,710
Transfer Agent Fees	25,593	6,408			32,001
Insurance fees	5,500	2,797			8,297
Accounting service fees		1,194			1,194
Reports to shareholders	4,711	4,491			9,202
Compliance fees		9,800			9,800
Professional fees	32,032	47,348	(13,954)	(b)	65,426
Registration fees	56,420	19,238	(56,420)	(c)	19,238
Custodian fees	10,128	85			10,213
Trustees' fees	11,858	15,800	(11,858)	(d)	15,800
Other fees	30,875	3,332			34,207
Total expenses before waivers and related reimbursements	285,667	204,106	(52,232)		437,541
Less waivers and related reimbursements	(135,111)	(70,089)			(205,200)
Total expenses after waivers and related reimbursements	150,556	134,017	(52,232)		232,341
Net Investment Income (Loss)	(82,818)	(69,836)	52,232		(100,422)

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investment Transactions:	(1,114,221)	(2,696,342)			(3,810,563)
Change in Net Unrealized Appreciation/Depreciation of Investments	1,396,168	1,301,923			2,698,091
Net Gain on Investments	281,947	(1,394,419)			(1,112,472)

Net Increase in Net Assets Resulting from Operations	199,129	(1,464,255)			(1,212,894)

Notes to Combining Pro Forma Financial Statements of

AFBA 5 Star Science & Technology Fund and FBR Technology Fund

September 30, 2009

(unaudited)

1. Basis of Combination

The accompanying unaudited Pro Forma Combining Schedule of Investments, Statements of Assets and Liabilities and Statement of Operations (Pro Forma Financial Statements) are presented to show the effect of the proposed Reorganization of the AFBA 5 Star Science & Technology Fund (“Science & Technology Fund”) into the FBR Technology Fund (“Technology Fund”) as if the Reorganization had taken place on September 30, 2009.

The accompanying Pro Forma Financial Statements and notes to financial statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each Fund.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Science & Technology Fund and the Technology Fund (the “Combined Fund” or the “Fund”) will be accounted for by the method for tax-free mergers of investment companies. The Reorganization would be accomplished by an acquisition of the net assets of the Science & Technology Fund in exchange for shares of the Technology Fund at net asset value. The pro forma combining schedule of investments and the pro forma combining statement of assets and liabilities are as of September 30, 2009 and the pro forma combining statement of operations is for the 12-month period ended September 30, 2009. Following the acquisition, the Technology Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating expenses have also been adjusted to reflect anticipated expenses of the Combined Fund. Other costs which may change as a result of the Reorganization are currently undeterminable.

All costs with respect to the exchange will be borne by FBR Fund Advisers, Inc. and AFBA 5Star Investment Management Company and their affiliates.

2. General Information

Portfolio Valuation - The net asset value per share (“NAV”) of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day that the exchange is open for trading. The Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund’s Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

Effective November 1, 2008, the Fund adopted Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
  Level 3 -  significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2009:

	AFBA 5Star Science & Technology Fund		FBR Technology Fund		FBR Technology Fund Pro Forma Combined
Valuation Inputs	Common Stock	Money Market	Common Stock	Money Market	Common Stock	Money Market
Level 1	$10,241,286	$91,463	$8,376,498	$469,357	$18,177,652	$560,820
Level 2	-	-	-	-	-	-
Level 3	-	-	-	-	-	-

Share Valuation — The NAV of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV. The Fund charges a 1% redemption fee on shares redeemed or exchanged within 90 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

3. Shares of Beneficial Interest

The Pro Forma Investor Class shares net asset value per share assumes the issuance of 367,609 Investor Class shares of the FBR Technology Fund in exchange for 199,059 shares of the AFBA 5Star Science & Technology Fund Advisor Class shares and 105,475 of the AFBA 5Star Science & Technology Fund Class C shares which would have been issued at September 30, 2009 in connection with the proposed reorganization. The Pro Forma I Class shares net asset value per share assumes the issuance of 746,053 I Class shares of the FBR Technology Fund in exchange for 591,454 shares of the AFBA 5Star Science & Technology Fund Class I which would have been issued at September 30, 2009 in connection with the proposed reorganization.

4. Pro Forma Adjustments

(m)    FBR Fund Advisers, Inc. (the “Adviser”), receives for its services an annual investment advisory fee equal to 0.90% of the average daily net assets, excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) of the FBR Technology Fund. AFBA 5Star Investment Management Company receives for its services an annual investment advisory fee equal to 0.80% of the average daily net assets of the AFBA 5Star Science & Technology Fund. An adjustment to the combined investment advisory fee reflects investment advisory fees charged at 0.90% of the Combined Fund’s average daily net assets.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee and assume certain expenses to the extent annual fund operating expenses exceed 1.95% and 1.70% of the FBR Technology Fund Investor Class and I Class, respectively. The Adviser has agreed to maintain these expense limitations with regard to the Fund through February 28, 2013.

As of September 30, 2009, the Fund had the following amounts (and years of expiration) subject to repayment to the Adviser:

	Years Fees Waived	Repayment Expires	Balance
Investor Class	2008	2011	$ 7,400
	2009	2012	69,144

(n)     Adjustment to reflect auditing fee resulting from the combining of two portfolios into one.

(o)     Adjustment to reflect registration fees resulting from the combining of two portfolios into one.

(p)     Adjustment to reflect trustee fees resulting from the combining of two portfolios into one.

5. Federal Income Taxes

It is the Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code that are applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. As a result, the character of tax-basis distributions and the composition of net assets for tax purposes may differ from those reflected in the Fund’s financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are primarily the result of wash sales. Reclassifications for permanent differences are made to components of capital. These reclassifications have no effect on net assets or net asset value per share. The tax character of distributions paid for the Investor Class of the Fund’s tax year was as follows:

	Ordinary Income		Long-Term Capital Gains
For the Year Ended:	Dollar Amount	Amount Per Share	Dollar Amount	Amount Per Share
October 31, 2008	$2,491,355	$0.867487	$1,036,556	$0.360928
October 31, 2007	781,645	0.202896	677,401	0.191251

The following information is computed on a tax basis for each item as of October 31, 2008:

Tax cost of investment securities	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)	Undistributed ordinary income	Undistributed long-term capital gains	Capital loss carryforward	Accumulated earnings (deficit)
$10,933,141	-	(3,240,625)	(3,240,625)	-	-	(2,725,979)	$(5,966,604)

The Fund had $2,725,979 in unused capital loss carryforwards as of October 31, 2008, it will expire in 2016.

The following reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Fund.

Undistributed Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$129,045	-	$(129,045)

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold will be required to be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund has analyzed its tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2005 through 2008) for purposes of implementing FIN 48 and has concluded that no provision for income tax is required in their financial statements.

			AFBA 5Star Balanced Fund		FBR Balanced Fund		FBR Balanced Fund Pro Forma Combined
	Name	Maturity Date	Shares or Face Amount	Position Market Value	Shares or Face Amount	Position Market Value	Shares or Face Amount	Position Market Value
Common Stock
	Communications
	Verizon Communications Inc.		37,000	1,119,990.00			37,000	1,119,990.00

	Consumer Non-Durables
	Altria Group Inc.		89,800	1,599,338.00			89,800	1,599,338.00
	British American Tobacco PLC ADR		20,400	1,290,300.00			20,400	1,290,300.00
	Brown-Forman Corporation B		26,242	1,265,389.00			26,242	1,265,389.00
	Coca-Cola Company		40,000	2,148,000.00			40,000	2,148,000.00
	Lorillard, Inc.		12,822	952,675.00			12,822	952,675.00
	Philip Morris International Inc		19,782	964,175.00			19,782	964,175.00
	Universal Corporation		30,893	1,291,945.00			30,893	1,291,945.00
				9,511,822.00				9,511,822.00
	Electronic Technology
	Intel Corporation		100,000	1,957,000.00			100,000	1,957,000.00

	Energy Minerals
	Chevron Corporation		23,400	1,648,062.00			23,400	1,648,062.00
	ConocoPhillips		35,000	1,580,600.00			35,000	1,580,600.00
				3,228,662.00				3,228,662.00
	Finance
	Berkshire Hathaway Inc. B		685	2,276,255.00			685	2,276,255.00
	UDR, Inc.		65,376	1,029,018.00			65,376	1,029,018.00
	Wells Fargo Company		62,500	1,761,250.00			62,500	1,761,250.00
				5,066,523.00				5,066,523.00
	Health Technology
	Bristol-Myers Squibb Company		50,000	1,126,000.00			50,000	1,126,000.00
	Johnson & Johnson		36,100	2,198,129.00			36,100	2,198,129.00
	Merck & Co., Inc.		37,000	1,170,310.00			37,000	1,170,310.00
	Novartis AG ADR		30,917	1,557,598.00			30,917	1,557,598.00
	Pfizer Inc.		83,000	1,373,650.00			83,000	1,373,650.00
				7,425,687.00				7,425,687.00
	Non-Energy Minerals
	Vulcan Materials Company		15,000	811,050.00			15,000	811,050.00

	Process Industries
	Albemarle Corporation		61,500	2,127,900.00			61,500	2,127,900.00
	NewMarket Corporation		26,070	2,425,553.00			26,070	2,425,553.00
				4,553,453.00				4,553,453.00
	Retail Trade
	Lowe's Companies Inc.		20,853	436,662.00			20,853	436,662.00
	Wal-Mart Stores, Inc.		31,838	1,562,927.00			31,838	1,562,927.00
				1,999,589.00				1,999,589.00
	Technology Services
	International Business Machines Corp		17,300	2,069,253.00			17,300	2,069,253.00
	Microsoft Corporation		72,248	1,870,501.00			72,248	1,870,501.00
				3,939,754.00				3,939,754.00
	Transportation
	Alexander & Baldwin		53,500	1,716,815.00			53,500	1,716,815.00
	Burlington Northern Santa Fe Corporation		18,530	1,479,250.00			18,530	1,479,250.00
	FedEx Corporation		16,000	1,203,520.00			16,000	1,203,520.00
				4,399,585.00				4,399,585.00
	Utilities
	Dominion Resources, Inc.		54,000	1,863,000.00			54,000	1,863,000.00
	Duke Energy Corporation		60,315	949,358.00			60,315	949,358.00
				2,812,358.00				2,812,358.00

Total Common Stocks (Cost $46,840,451)				46,825,473.00				46,825,473.00

			AFBA 5Star Balanced Fund		FBR Balanced Fund		FBR Balanced Fund Pro Forma Combined
	Name	Maturity Date	Shares or Face Amount	Position Market Value	Shares or Face Amount	Position Market Value	Shares or Face Amount	Position Market Value
Preferred Stocks – Finance
	Federal National Mortgage Association, Perpetual Series S, 8.25%	12/31/2049	13,600	21,896.00			13,600	21,896.00
	Markel Corp., 7.50%	8/22/2046	40,000	1,046,000.00			40,000	1,046,000.00
Total Preferred Stocks (Cost $1,342,000)				1,067,896.00				1,067,896.00

Corporate Bonds
	Communications
	AT&T, Inc., 4.95%	1/15/2013	225,000	240,077.00			225,000	240,077.00
	AT&T, Inc., 6.7%	11/15/2013	250,000	283,497.00			250,000	283,497.00
	Deutsche Telekom International Finance B V, 5.875%	8/20/2013	300,000	326,788.00			300,000	326,788.00
	Verizon Communications, Inc., 5.25%	4/15/2013	350,000	379,285.00			350,000	379,285.00
	Verizon Communications, Inc., 8.75%	11/1/2018	150,000	187,696.00			150,000	187,696.00
	Vodafone Group PLC, 5.35%	2/27/2012	275,000	294,691.00			275,000	294,691.00
				1,712,034.00				1,712,034.00
	Consumer Non-Durables
	Anheuser-Busch InBev Worldwide, Inc. 7.75%	1/15/2019	150,000	177,793.00			150,000	177,793.00
	The Coca-Cola Co., 5.35%	11/15/2017	450,000	492,196.00			450,000	492,196.00
	Diego Capital PLC, 7.375%	1/15/2014	350,000	405,993.00			350,000	405,993.00
				1,075,982.00				1,075,982.00
	Consumer Services
	Mandalay Resort Group, 7.625%	7/15/2013	1,000,000	820,000.00			1,000,000	820,000.00
	Comcast Corp., 5.5%	3/15/2011	400,000	420,798.00			400,000	420,798.00
	Marriott International, 5.625%	2/15/2013	150,000	153,147.00			150,000	153,147.00
				1,393,945.00				1,393,945.00
	Electronic Technology
	Boeing Co., 5.0%	3/15/2014	220,000	240,139.00			220,000	240,139.00
	Corning, Inc., 6.05%	6/15/2015	275,000	278,562.00			275,000	278,562.00
	Dell, Inc., 4.70%	4/15/2013	350,000	369,262.00			350,000	369,262.00
	Hewlett-Packard Co., 4.50%	3/1/2013	250,000	267,149.00			250,000	267,149.00
	International Business Machines Corp., 6.5%	10/15/2013	250,000	285,255.00			250,000	285,255.00
				1,440,367.00				1,440,367.00
	Energy Minerals
	Devon Energy Corp., 5.625%	1/15/2014	200,000	215,214.00			200,000	215,214.00
	Husky Energy, Inc., 5.9%	6/15/2014	150,000	161,978.00			150,000	161,978.00
				377,192.00				377,192.00
	Finance
	Aflac, Inc., 8.5%	5/15/2019	250,000	298,526.00			250,000	298,526.00
	Allstate Corp., 5.0%	8/15/2014	350,000	369,329.00			350,000	369,329.00
	American Express Credit Corp., 7.3%	8/20/2013	60,000	66,596.00			60,000	66,596.00
	American Express Travel Related Services, 5.25%	11/21/2011	275,000	284,209.00			275,000	284,209.00
	Bank Of America Corp., 5.375%	9/11/2012	250,000	261,886.00			250,000	261,886.00
	Boston Properties LP, 6.25%	1/15/2013	325,000	337,669.00			325,000	337,669.00
	Caterpillar Financial Services Corp., 4.9%	8/15/2013	325,000	344,044.00			325,000	344,044.00
	Citigroup, Inc., 6.0%	2/21/2012	300,000	311,816.00			300,000	311,816.00
	Citigroup, Inc., 6.125%	11/21/2017	175,000	174,024.00			175,000	174,024.00
	CME Group, Inc., 5.75%	2/15/2014	375,000	410,816.00			375,000	410,816.00
	Credit Suisse USA, Inc., 5.125%	8/15/2015	275,000	290,689.00			275,000	290,689.00
	Credit Suisse USA, Inc., 6.125%	11/15/2011	225,000	243,005.00			225,000	243,005.00
	Fifth Third Bancorp, 6.25%	5/1/2013	250,000	258,057.00			250,000	258,057.00
	General Electric Global Insurance, 7.0%	2/15/2026	150,000	141,867.00			150,000	141,867.00

		AFBA 5Star Balanced Fund		FBR Balanced Fund		FBR Balanced Fund Pro Forma Combined
Name	Maturity Date	Shares or Face Amount	Position Market Value	Shares or Face Amount	Position Market Value	Shares or Face Amount	Position Market Value

General Electric Capital Corp., 4.80%	5/1/2013	125,000	129,867.00			125,000	129,867.00
General Electric Capital Corp., 5.50%	6/4/2014	250,000	264,300.00			250,000	264,300.00
Goldman Sachs Group, Inc. (The), 5.7%	9/1/2012	125,000	134,962.00			125,000	134,962.00
Goldman Sachs Group, Inc. (The), 6.6%	1/15/2012	125,000	135,806.00			125,000	135,806.00
Hartford Financial Services Group, Inc., 5.375%	3/15/2017	300,000	275,073.00			300,000	275,073.00
Invesco Ltd., 4.5%	12/15/2009	300,000	301,023.00			300,000	301,023.00
Jefferies Group, Inc., 8.5%	7/15/2019	160,000	169,622.00			160,000	169,622.00
JPMorgan Chase & Co., 5.75%	1/2/2013	346,000	369,562.00			346,000	369,562.00
Keycorp, 6.5%	5/14/2013	300,000	307,347.00			300,000	307,347.00
Merrill Lynch & Co., Inc., 5.77%	7/25/2011	325,000	340,335.00			325,000	340,335.00
Merrill Lynch & Co., Inc., 1.59%	1/15/2015	250,000	225,356.00			250,000	225,356.00
Metlife, Inc., 6.125%	12/1/2011	222,000	238,717.00			222,000	238,717.00
Metlife, Inc., 6.817%	8/15/2018	100,000	111,488.00			100,000	111,488.00
Morgan Stanley, 4.75%	4/1/2014	250,000	248,403.00			250,000	248,403.00
Morgan Stanley, 5.05%	1/21/2011	250,000	258,680.00			250,000	258,680.00
Nationwide Life Global Fund I, 1.026%	5/19/2010	250,000	245,785.00			250,000	245,785.00
New York Life Global Funding, 5.25%	10/16/2012	350,000	375,198.00			350,000	375,198.00
Progressive Corp., 6.375%	1/15/2012	250,000	260,892.00			250,000	260,892.00
Prudential Financial, Inc., 5.1%	9/20/2014	285,000	288,309.00			285,000	288,309.00
Suntrust Banks, Inc., 5.25%	11/5/2012	375,000	387,248.00			375,000	387,248.00
Suntrust Banks, Inc., 6%	9/11/2017	250,000	245,605.00			250,000	245,605.00
Toyota Motor Credit Corp., 5.17%	1/11/2012	300,000	301,692.00			300,000	301,692.00
Wachovia Corp., 5.25%	8/1/2014	300,000	304,991.00			300,000	304,991.00
Wells Fargo & Co., 5.25%	10/23/2012	400,000	427,076.00			400,000	427,076.00
			10,139,870.00				10,139,870.00
Health Services
CIGNA Corp., 8.5%	5/1/2019	150,000	172,442.00			150,000	172,442.00
Psychiatric Solutions, Inc., 7.75%	7/15/2015	1,000,000	970,000.00			1,000,000	970,000.00
UnitedHealth Group, Inc., 5.375%	3/15/2016	250,000	253,865.00			250,000	253,865.00
			1,396,307.00				1,396,307.00
Health Technology
GlaxoSmithKline Capital, Inc., 4.85%	5/15/2013	325,000	349,448.00			325,000	349,448.00
Pfizer, Inc., 5.35%	3/15/2015	220,000	243,898.00			220,000	243,898.00
			593,346.00				593,346.00
Non-Energy Minerals
Barrick Gold Financeco LLC, 6.125%	9/15/2013	350,000	385,022.00			350,000	385,022.00
BHP Billiton Finance USA Ltd., 6.75%	11/1/2013	250,000	285,936.00			250,000	285,936.00
			670,958.00				670,958.00
Process Industries
E.I. Du Pont de Nemours & Co., 4.75%	3/15/2015	315,000	338,039.00			315,000	338,039.00
International Paper & Co., 9.375%	5/15/2019	150,000	175,923.00			150,000	175,923.00
			513,962.00				513,962.00
Producer Manufacturing
Tyco International Finance SA, 8.5%	1/15/2019	150,000	183,147.00			150,000	183,147.00

Retail Trade
Best Buy Co., 6.75%	7/15/2013	300,000	321,661.00			300,000	321,661.00
Home Depot, Inc., 5.40%	3/1/2016	200,000	209,380.00			200,000	209,380.00
			531,041.00				531,041.00
Transportation
FedEx Corp., 7.375%	1/15/2014	300,000	338,604.00			300,000	338,604.00

			AFBA 5Star Balanced Fund		FBR Balanced Fund		FBR Balanced Fund Pro Forma Combined
	Name	Maturity Date	Shares or Face Amount	Position Market Value	Shares or Face Amount	Position Market Value	Shares or Face Amount	Position Market Value

	Utilities
	Sempra Energy, 6.5%	6/1/2016	275,000	304,411.00			275,000	304,411.00

Total Corporate Bonds (Cost $19,490,748)				20,671,166.00				20,671,166.00

Asset-Backed Securities
	Capital Auto Receivables Asset Trust, Series 2006-2, Class A3B, 0.61625%	5/15/2011	111,284	111,204.00			111,284	111,204.00
	Chase Issuance Trust, Series 2005- A10, Class A10, 4.65%	12/17/2012	650,000	675,814.00			650,000	675,814.00
	Chase Issuance Trust, Series 2007- A15, Class A, 4.96%	9/15/2012	500,000	520,010.00			500,000	520,010.00
Total Asset-Backed Securities (Cost $1,232,771)				1,307,028.00				1,307,028.00

Convertible Corporate Bonds - Consumer Services
	Lions Gate Entertainment Corp., 2.9375%	10/15/2024	1,000,000	906,250.00			1,000,000	906,250.00
	Lions Gate Entertainment Corp., 3.625%	3/15/2025	1,000,000	890,000.00			1,000,000	890,000.00
Total Convertible Corporate Bonds				1,796,250.00				1,796,250.00

Agency Obligations
	Federal Home Loan Bank, 5.75%	5/15/2012	550,000	611,403.00			550,000	611,403.00
	Federal Home Loan Mortgage Corporation, 5.0%	5/1/2020	508,545	538,303.00			508,545	538,303.00
	Federal Home Loan Mortgage Corporation, 5.50%	4/1/2037	1,011,133	1,060,795.00			1,011,133	1,060,795.00
	Federal National Mortgage Association, 4.5%	8/1/2020	808,099	846,823.00			808,099	846,823.00
	Federal National Mortgage Association, 4.625%	10/15/2014	805,000	879,719.00			805,000	879,719.00
	Federal National Mortgage Association, 5.375%	6/12/2017	250,000	282,875.00			250,000	282,875.00
	Federal National Mortgage Association, 6.0%	10/1/2037	980,540	1,036,829.00			980,540	1,036,829.00
Total Agency Obligations (Cost $4,948,434)				5,256,747.00				5,256,747.00

U.S. Treasury Obligations
	US Treasury Bond 5%	5/15/2037	1,620,000	1,877,935.00			1,620,000	1,877,935.00
	US Treasury Note 4.75%	8/15/2017	2,920,000	3,254,661.00			2,920,000	3,254,661.00
Total U.S. Treasury Obligations (Cost $4,908,521)				5,132,596.00				5,132,596.00

Money Market Account
	PNC Bank Money Market		1,038,041	1,038,041.00			1,038,041	1,038,041.00
Total Money Market (Cost $1,038,041)				1,038,041.00				1,038,041.00

			AFBA 5Star Balanced Fund		FBR Balanced Fund		FBR Balanced Fund Pro Forma Combined
	Name	Maturity Date	Shares or Face Amount	Position Market Value	Shares or Face Amount	Position Market Value	Shares or Face Amount	Position Market Value
Total Investments (Cost $81,704,276)				83,095,197.00				83,095,197.00

Other Assets in Excess of Liabilities				395,875.00				395,875.00

Total Net Assets				83,491,072.00				83,491,072.00

(a) The interest rate on September 30, 2009 was 0.05%.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Stepped coupon bond - the rate shown is the rate in effect on September 30, 2009.
(d) Indicates a variable rate security.

Assets:
Investment Securities at Cost	81,704,276		81,704,276
Investment Securities at Value	83,095,197		83,095,197
Receivable for Capital Shares Sold	139,158		139,158
Receivable for Investment Securities Sold	-		-
Dividends and Interest Receivable	534,736		534,736
Receivable from Adviser	-		-
Prepaid Expenses	18,974		18,974
Total Assets	83,788,065		83,788,065

Liabilities:
Payable for Capital Shares Redeemed	145,003		145,003
Payable for Investment Securities Purchased	-		-
Investment Advisory Fee Payable	-		-
Administration Fee Payable	16,901		16,901
Distribution and Service Fee Payable	21,702		21,702
Professional Fees Payable	16,576	(16,576)	-
Custody Fees Payable	1,601	(1,601)	-
To Advisor	24,578	(24,578)	-
Other Accrued Expenses	70,632	42,755	113,387
Total Liabilities	296,993		296,993

Net Assets	83,491,072		83,491,072

Net Assets Consist Of:
Paid-in capital	91,523,860		91,523,860
Accumulated net investment income	272,656		272,656
Accumulated net realized gain (loss) on investments	(9,696,365)		(9,696,365)
Net unrealized appreciation (depreciation) on investments	1,390,921		1,390,921

Net Assets	83,491,072		83,491,072

Pricing of Investor (Advisor) Class Shares
Net assets attributable to Investor (Advisor) Class shares	26,789,425	20,147,249	46,936,674
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,500,421	1,881,162	4,381,583

Net Asset Value Per Share	10.71		10.71

Pricing of I Class Shares
Net assets attributable to I Class shares	36,554,398		36,554,398
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,573,301		3,573,301

Net Asset Value Per Share	10.23		10.23

Pricing of C Class Shares
Net assets attributable to C Class shares	20,147,249	(20,147,249)
Shares of Beneficial Interest Outstanding (a) (unlimited number of shares authorized, no par value)	1,915,466	(1,915,466)

Net Asset Value Per Share	10.52

Dividends(1)	1,507,261		1,507,261
Interest	1,652,083		1,652,083
Total Investment Income	3,159,344		3,159,344

Expenses
Investment Advisory Fees	577,478		577,478
Administration Fees	214,363		214,363
Distribution and Service Fees	127,549		127,549
Shareholder administrative fees	96,549		96,549
Transfer Agent Fees	121,230		121,230
Insurance fees	5,500		8,588
Accounting service fees			-
Reports to shareholders	36,186		36,186
Compliance fees			-
Professional fees	34,426		34,426
Registration fees	56,420		56,420
Custodian fees	11,365		11,365
Trustees' fees	13,577		13,577
Other fees	71,218		71,218
Total expenses before waivers and related reimbursements	1,365,861	-	1,368,949
Less waivers and related reimbursements	(403,430)		(403,430)
Total expenses after waivers and related reimbursements	962,431	-	965,519
Net Investment Income (Loss)	2,196,913	-	2,193,825

Net Realized and Unrealized Gain (Loss) on Investments
Cap Gain Dividends from REITs	279,212		279,212
Net Realized Gain (Loss) on Investment Transactions:	(7,557,525)		(7,557,525)
Change in Net Unrealized Appreciation/Depreciation of Investments	3,431,714		3,431,714
Net Gain on Investments	(3,846,599)		(3,846,599)

Net Increase in Net Assets Resulting from Operations	(1,649,686)	-	(1,647,274)

Notes to Combining Pro Forma Financial Statements of

AFBA 5 Star Balanced Fund and FBR Balanced Fund

September 30, 2009

(unaudited)

1. Basis of Combination

The accompanying unaudited Pro Forma Combining Schedule of Investments, Statements of Assets and Liabilities and Statement of Operations (Pro Forma Financial Statements) are presented to show the effect of the proposed Reorganization of the AFBA 5 Star Balanced Fund (“Balanced Fund”) into the FBR Balanced Fund as if the Reorganization had taken place on September 30, 2009.

The accompanying Pro Forma Financial Statements and notes to financial statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each Fund.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Balanced Fund and the FBR Balanced Fund (the “Combined Fund” or the “Fund”) will be accounted for by the method for tax-free mergers of investment companies. The Reorganization would be accomplished by an acquisition of the net assets of the Balanced Fund in exchange for shares of the FBR Balanced Fund at net asset value. The pro forma combining schedule of investments and the pro forma combining statement of assets and liabilities are as of September 30, 2009 and the pro forma combining statement of operations is for the 12-month period ended September 30, 2009. Following the acquisition, the Balanced Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating expenses have also been adjusted to reflect anticipated expenses of the Combined Fund. Other costs which may change as a result of the Reorganization are currently undeterminable.

All costs with respect to the exchange will be borne by FBR Fund Advisers, Inc. and AFBA 5Star Investment Management Company and their affiliates.

2. General Information

Portfolio Valuation - The net asset value per share (“NAV”) of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day that the exchange is open for trading. The Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund’s Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

Effective November 1, 2008, the Fund adopted Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
  Level 3 -  significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of September 30, 2009:

	AFBA 5Star Balanced Fund			FBR Balanced Fund
Valuation Inputs	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Equity Securities	$46,825,473	$ -	$ -	$-	$-	$-
Preferred Stocks	1,067,896	-	-	-	-	-
US Treasury/US Gov’t Corp. & Agency	-	10,389,343	-	-	-	-
Corporate Bonds	-	20,671,166	-	-	-	-
Other Debt Instruments	-	3,103,278	-	-	-	-
Short-Term Investments	1,038,041	-	-	-	-	-

	FBR Balanced Fund Pro Forma Combined
Valuation Inputs	Level 1	Level 2	Level 3
Equity Securities	$46,825,473	$ -	$ -
Preferred Stocks	1,067,896	-	-
US Treasury/US Gov’t Corp. & Agency	-	10,389,343	-
Corporate Bonds	-	20,671,166	-
Other Debt Instruments	-	3,103,278	-
Short-Term Investments	1,038,041	-	-

Share Valuation — The NAV of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV. The Fund charges a 1% redemption fee on shares redeemed or exchanged within 90 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

3. Shares of Beneficial Interest

The Pro Forma Investor Class shares net asset value per share assumes the issuance of 4,381,583 Investor Class shares of the FBR Balanced Fund in exchange for shares of the 2,500,421 AFBA 5Star Balanced Fund Advisor Class shares and 1,881,162 of the AFBA 5Star Balanced Fund Class C shares which would have been issued at September 30, 2009 in connection with the proposed reorganization. The Pro Forma I Class shares net asset value per share assumes the issuance of 3,573,301 I Class shares of the FBR Balanced Fund in exchange for 3,573,301 shares of the AFBA 5Star Balanced Fund Class I which would have been issued at September 30, 2009 in connection with the proposed reorganization.

4.  Expense Limitation Arrangements

AFBA Investment Management Company, the AFBA Balanced Fund’s investment manager (the “Adviser”) had entered into a contractual agreement effective August 1, 2009 to limit fees and/or pay expenses in the amounts necessary to limit the total annual operating expenses of the Fund (excluding Rule 12b-1, shareholder service fees and extraordinary expenses) to 1.08%.

When the Fund’s assets grow to a point where fee waivers and/or expense reimbursements are no longer necessary to meet the expense limitation target, the Adviser may seek to recoup amounts it contractually waived or expenses that it paid. The Adviser will only seek to recoup such amounts if total fund operating expenses plus the amounts recouped do not exceed the expense limitation target. The Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid. The Fund has agreed to reimburse the Adviser on a monthly basis such waived fees and expenses. The amount of waived fees and /or expenses borne by the Adviser and available for recoupment, assuming that the total fund operating expenses are low enough so that when added to total recoupment amounts they do not exceed the expense limitation agreement, for the last three years ended September 30, 2009 is $947,018. The amount of advisory fees waived for the six month period ended September 30, 2009 is $194,269. For the six months ended September 30, 2009 $147,818 of recoupment has expired.

5. Federal Income Taxes

It is the Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code that are applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. As a result, the character of tax-basis distributions and the composition of net assets for tax purposes may differ from those reflected in the Fund’s financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are primarily the result of wash sales. Reclassifications for permanent differences are made to components of capital. These reclassifications have no effect on net assets or net asset value per share. The tax character of distributions paid for the Investor Class of the Fund’s tax year was as follows:

For the Year Ended:	Ordinary Income	Long-Term Capital Gains	Return of Capital
March 31, 2009	$2,392,955	$495,704	$243,198
March 31, 2008	$4,279,003	$13,282,752	--

The following information is computed on a tax basis for each item:

Unrealized Appreciation	Unrealized Depreciation	Undistributed Ordinary Income	Undistributed/ Accumulated Capital Gain/ (Loss)*	Paid-in Capital	Net Assets
$2,085,319	($14,751,193)	-	($9,094,595)	$87,890,655	$66,130,186

* Excludes the effect of post-October capital loss deferral listed below.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2009. the Fund had $3,994,782 in deferred capital losses.

The Fund had $5,099,913 in unused capital loss carryforwards as of March 31, 2009, it will expire in 2017.

The following reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Fund.

Undistributed Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$(324,886)	339,159	$(14,273)

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold will be required to be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund has analyzed its tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2005 through 2008) for purposes of implementing FIN 48 and has concluded that no provision for income tax is required in their financial statements.

Schedule of Investments

As of September 30, 2009

(unaudited)

			AFBA Total Return Bond Fund		FBR Core Bond Fund		FBR Core Bond Fund Pro Forma Combined
	Name	Maturity Date	Shares or Face Amount	Market Value	Shares or Face Amount	Market Value	Shares or Face Amount	Market Value
Corporate Bonds
	Communications
	Deutsche Telekom International Finance BV, 5.875%	8/20/2013	275,000.00	299,556.00			275,000.00	299,556.00
	Rodgers Wireless, Inc., 7.50%	3/15/2015	280,000.00	323,159.00			280,000.00	323,159.00
	SBC Communications, 5.875%	8/15/2012	360,000.00	394,275.00			360,000.00	394,275.00
	Vodafone Group PLC, 5.5%	6/16/2011	212,000.00	225,265.00			212,000.00	225,265.00
				1,242,255.00				1,242,255.00
	Consumer Non-Durables
	Anheuser-Busch InBev Worldwide Inc., 7.75% (b)	1/15/2019	125,000.00	148,160.00			125,000.00	148,160.00
	The Coca-Cola Co., 5.35%	11/15/2017	300,000.00	328,131.00			300,000.00	328,131.00
	Diego Capital PLC, 5.2%	1/30/2013	250,000.00	268,124.00			250,000.00	268,124.00
	Phillips Van-Heusen, 7.75%	11/15/2023	325,000.00	271,665.00			325,000.00	271,665.00
				1,016,080.00				1,016,080.00
	Consumer Services
	Mandalay Resort Group, 7.625%	7/15/2013	340,000.00	278,800.00			340,000.00	278,800.00
	Comcast Corp., 6.5%	1/15/2017	250,000.00	274,793.00			250,000.00	274,793.00
	Marriott International, Series J, 5.625%	2/15/2013	150,000.00	153,147.00			150,000.00	153,147.00
				706,740.00				706,740.00
	Electronic Technology
	Boeing Co., 5.0%	3/15/2014	200,000.00	218,308.00			200,000.00	218,308.00
	Corning, Inc., 6.05%	6/15/2015	250,000.00	253,238.00			250,000.00	253,238.00
	Dell, Inc., 4.70%	4/15/2013	300,000.00	316,510.00			300,000.00	316,510.00
	Hewlett-Packard Co., 4.5%	3/1/2013	250,000.00	267,149.00			250,000.00	267,149.00
				1,055,205.00				1,055,205.00
	Energy Minerals
	Devon Engy Corp., 5.625%	1/15/2014	175,000.00	188,312.00			175,000.00	188,312.00
	Husky Energy, Inc., 5.9%	6/15/2014	125,000.00	134,982.00			125,000.00	134,982.00
				323,294.00				323,294.00
	Finance
	Aflac, Inc. 8.5%	5/15/2019	250,000.00	298,526.00			250,000.00	298,526.00
	Allstate Corp., 5.0%	8/15/2014	270,000.00	284,911.00			270,000.00	284,911.00
	American Express Credit Co., 7.3%	8/20/2013	60,000.00	66,596.00			60,000.00	66,596.00
	American Express Travel Related Services Co., 5.25% (b)	11/21/2011	140,000.00	144,688.00			140,000.00	144,688.00
	Bank Of America Corp., 5.375%	9/11/2012	175,000.00	183,320.00			175,000.00	183,320.00
	Caterpillar Financial Services Corp., 4.9%	8/15/2013	325,000.00	344,044.00			325,000.00	344,044.00
	CME Group, Inc., 5.75%	2/15/2014	300,000.00	328,653.00			300,000.00	328,653.00
	Credit Suisse USA, Inc., 5.125%	8/15/2015	225,000.00	237,836.00			225,000.00	237,836.00
	Credit Suisse USA, Inc., 6.125%	11/15/2011	225,000.00	243,005.00			225,000.00	243,005.00
	Fifth Third Bancorp, 6.25%	5/1/2013	250,000.00	258,057.00			250,000.00	258,057.00
	Ford Motor Credit Co. LLC, 7.375%	10/28/2009	575,000.00	575,159.00			575,000.00	575,159.00
	General Electric Global Insurance, 7.0%	2/15/2026	125,000.00	118,222.00			125,000.00	118,222.00
	General Electric Capital Corp., 4.8%	5/1/2013	125,000.00	129,867.00			125,000.00	129,867.00
	General Electric Capital Corp., 5.0%	4/10/2012	281,000.00	291,142.00			281,000.00	291,142.00
	Goldman Sachs Group, Inc. (The), 5.7%	9/1/2012	125,000.00	134,962.00			125,000.00	134,962.00
	Goldman Sachs Group, Inc. (The), 6.6%	1/15/2012	150,000.00	162,968.00			150,000.00	162,968.00
	Hartford Financial Services Group, 5.375%	3/15/2017	300,000.00	275,073.00			300,000.00	275,073.00
	Invesco, Ltd., 4.5%	12/15/2009	300,000.00	301,023.00			300,000.00	301,023.00
	Jefferies Group, Inc., 8.5%	7/15/2019	140,000.00	148,419.00			140,000.00	148,419.00
	JPMorgan Chase & Co., 5.375%	10/1/2012	235,000.00	253,032.00			235,000.00	253,032.00

		AFBA Total Return Bond Fund		FBR Core Bond Fund		FBR Core Bond Fund Pro Forma Combined
Name	Maturity Date	Shares or Face Amount	Market Value	Shares or Face Amount	Market Value	Shares or Face Amount	Market Value
Keycorp, 6.5%	5/14/2013	300,000.00	307,347.00			300,000.00	307,347.00
Merrill Lynch & Co., Inc., 5.77%	7/25/2011	150,000.00	157,078.00			150,000.00	157,078.00
Merrill Lynch & Co., Inc., 1.5913% (c)	1/15/2015	200,000.00	180,285.00			200,000.00	180,285.00
MetLife, Inc., 6.817%	8/15/2018	275,000.00	306,592.00			275,000.00	306,592.00
Morgan Stanley, 5.05%	1/21/2011	400,000.00	413,888.00			400,000.00	413,888.00
Nationwide Life Global Fund I, 1.0256% (b) (c )	5/19/2010	225,000.00	221,206.00			225,000.00	221,206.00
New York Life Global Funding, 5.25% (b)	10/16/2012	275,000.00	294,799.00			275,000.00	294,799.00
Progressive Corp., 6.375%	1/15/2012	240,000.00	250,456.00			240,000.00	250,456.00
Prudential Financial, Inc., 5.1%	9/20/2014	250,000.00	252,903.00			250,000.00	252,903.00
Suntrust Banks, Inc., 5.25%	11/5/2012	215,000.00	222,022.00			215,000.00	222,022.00
Suntrust Banks, Inc., 6%	9/11/2017	300,000.00	294,726.00			300,000.00	294,726.00
Toyota Motor Credit Corp., 5.17%	1/11/2012	275,000.00	276,551.00			275,000.00	276,551.00
Union Planters Corp., 4.375%	12/1/2010	166,000.00	165,203.00			166,000.00	165,203.00
Wachovia Corp., 5.25%	8/1/2014	200,000.00	203,327.00			200,000.00	203,327.00
Wells Fargo & Co., 5.25%	10/23/2012	300,000.00	320,307.00			300,000.00	320,307.00
			8,646,193.00				8,646,193.00
Health Services
Cigna Corp., 8.5%	5/1/2019	125,000.00	143,702.00			125,000.00	143,702.00

Health Technology
Abbott Laboratories, 5.6%	5/15/2011	445,000.00	476,352.00			445,000.00	476,352.00
GlaxoSmithKline Capital, Inc., 4.85%	5/15/2013	325,000.00	349,448.00			325,000.00	349,448.00
Pfizer, Inc., 5.35%	3/15/2015	200,000.00	221,725.00			200,000.00	221,725.00
			1,047,525.00				1,047,525.00
Non-Energy Minerals
Barrick Gold Financeco 6.125%	9/15/2013	300,000.00	330,019.00			300,000.00	330,019.00

Process Industries
E.I. Du Pont de Nemours & Co., 4.75%	3/15/2015	285,000.00	305,845.00			285,000.00	305,845.00
International Paper Co., 9.375%	5/15/2019	125,000.00	146,603.00			125,000.00	146,603.00
			452,448.00				452,448.00
Producer Manufacturing
American Railcar Industries, Inc., 7.5%	3/1/2014	50,000.00	46,750.00			50,000.00	46,750.00
Tyco International Finance SA, 8.5%	1/15/2019	125,000.00	152,623.00			125,000.00	152,623.00
			199,373.00				199,373.00
Retail Trade
Best Buy Co., 6.75%	7/15/2013	275,000.00	294,856.00			275,000.00	294,856.00
GameStop Corp., 8.0%	10/1/2012	235,000.00	243,812.00			235,000.00	243,812.00
Home Depot, Inc., 5.4%	3/1/2016	120,000.00	125,628.00			120,000.00	125,628.00
Lowe's Companies, Inc., 5.6%	9/15/2012	300,000.00	332,190.00			300,000.00	332,190.00
Penske Auto Group, Inc., 7.75%	12/15/2016	100,000.00	92,750.00			100,000.00	92,750.00
			1,089,236.00				1,089,236.00
Transportation
FedEx Corp., 7.375%	1/15/2014	275,000.00	310,387.00			275,000.00	310,387.00
Royal Caribbean Cruises, Ltd., 7.5%	10/15/2027	575,000.00	451,375.00			575,000.00	451,375.00
			761,762.00				761,762.00
Utilities
Sempra Energy, 6.5%	6/1/2016	250,000.00	276,738.00			250,000.00	276,738.00

U.S. Treasury Obligations
US Treasury Note, 3.75%	11/15/2018	275,000.00	284,647.00			275,000.00	284,647.00
US Treasury Note, 5.0%	5/15/2037	1,825,000.00	2,115,575.00			1,825,000.00	2,115,575.00
US Treasury Note, 4.75%	8/15/2017	1,565,000.00	1,744,365.00			1,565,000.00	1,744,365.00
			4,144,587.00				4,144,587.00

		AFBA Total Return Bond Fund		FBR Core Bond Fund		FBR Core Bond Fund Pro Forma Combined
Name	Maturity Date	Shares or Face Amount	Market Value	Shares or Face Amount	Market Value	Shares or Face Amount	Market Value
Asset-Backed Securities
Capital Auto Receivables Asset Trust, Series 2006-2, Class A3B, 0.030338% ©	5/15/2011	100,156.00	100,083.00			100,156.00	100,083.00
Chase Issuance Trust, Series 2005-A10,Class A10, 4.65%	12/17/2012	500,000.00	519,857.00			500,000.00	519,857.00
Chase Issuance Trust, Series 2007-A15,Class A, 4.96%	9/15/2012	500,000.00	520,010.00			500,000.00	520,010.00
			1,139,950.00				1,139,950.00

Agency Obligations
Federal Home Loan Bank, 5.75%	5/15/2012	640,000.00	711,450.00			640,000.00	711,450.00
Federal Home Loan Mortgage Corporation, 5.5%	4/1/2037	1,155,581.00	1,212,337.00			1,155,581.00	1,212,337.00
Federal National Mortgage Association, 5.375%	6/12/2017	200,000.00	226,300.00			200,000.00	226,300.00
Federal National Mortgage Association, 4.5%	8/1/2020	1,010,487.00	1,058,910.00			1,010,487.00	1,058,910.00
Federal National Mortgage Association, 6.0%	10/1/2037	1,225,675.00	1,296,036.00			1,225,675.00	1,296,036.00
			4,505,033.00				4,505,033.00

Convertible Corporate Bonds - Consumer Services
Lions Gate Entertainment Corp., 2.9375%	10/15/2024	550,000.00	498,438.00			550,000.00	498,438.00

Preferred Stock – Finance
Federal National Mortgage Association, Perpetual Series S, 8.25% (c)	12/31/2049	10,400.00	16,744.00			10,400.00	16,744.00

Convertible Preferred Stock
Boston Private Capital Trust I, 4.875% (d)	10/1/2034	13,350.00	321,234.00			13,350.00	321,234.00

Money Market
PNC Bank Money Market (a)		364,369	364,369.00			364,369	364,369.00

Total Investments (Cost $27,378,282)			28,280,925.00				28,280,925.00

Other Assets in Excess of Liabilities			370,415.00				370,415.00

Total Net Assets			28,651,340.00				28,651,340.00

(a) The interest rate on September 30, 2009 was 0.05%
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers.
(c ) Indicates a variable rate security.
(d) Indicates a security that has been deemed illiquid.

Statement of Assets & Liabilities

as of September 30, 2009

(unaudited)

	AFBA Total Return Bond Fund	FBR Core Bond Fund	Pro Forma Adjustments	FBR Core Bond Fund Pro Forma Combined

Assets:
Investment Securities at Cost	27,378,282			27,378,282
Investment Securities at Value	28,280,925			28,280,925
Receivable for Capital Shares Sold	69,092			69,092
Receivable for Investment Securities Sold	-			-
Dividends and Interest Receivable	351,893			351,893
Receivable from Adviser	-			-
Prepaid Expenses	16,930			16,930
Total Assets	28,718,840			28,718,840

Liabilities:
Payable for Capital Shares Redeemed	13,619			13,619
Payable for Investment Securities Purchased	-			-
Investment Advisory Fee Payable	-			-
Administration Fee Payable	5,565			5,565
Distribution and Service Fee Payable	1,772			1,772
Professional Fees Payable	14,056		(16,576)	(2,520)
Custody Fees Payable	1,418		(1,601)	(183)
To Advisor	3,944		(24,578)	(20,634)
Other Accrued Expenses	27,126		42,755	69,881
Total Liabilities	67,500			67,500

Net Assets	28,651,340			28,651,340

Net Assets Consist Of:
Paid-in capital	27,561,910			27,561,910
Accumulated net investment income	61,777			61,777
Accumulated net realized gain (loss) on investments	125,010			125,010
Net unrealized appreciation (depreciation) on investments	902,643			902,643

Net Assets	28,651,340			28,651,340

Pricing of Investor (Advisor) Class Shares
Net assets attributable to Investor (Advisor) Class shares	3,527,465		1,411,088	4,938,553
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	375,841		150,276	526,117

Net Asset Value Per Share	9.39			9.39

Pricing of I Class Shares
Net assets attributable to I Class shares	23,712,787			23,712,787
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,729,431			2,729,431

Net Asset Value Per Share	8.69

Pricing of C Class Shares
Net assets attributable to C Class shares	1,411,088	(1,411,088)
Shares of Beneficial Interest Outstanding (a) (unlimited number of shares authorized, no par value)	155,310	(155,310)

Net Asset Value Per Share	9.09

(a) AFBA 5Star Total Return Bond Fund C Shares are being exchanged for FBR Core Bond Fund Investor Shares.

Statement of Operations

For the Twelve Months Ended September 30, 2009

(unaudited)

	AFBA Total Return Bond Fund	FBR Core Bond Fund	Pro Forma Adjustments	FBR Core Bond Fund Pro Forma Combined

Investment Income
Dividends(1)	40,675			40,675
Interest	1,419,599			1,419,599
Total Investment Income	1,460,274			1,460,274

Expenses
Investment Advisory Fees	211,862			211,862
Administration Fees	75,975			75,975
Distribution and Service Fees	17,430			17,430
Shareholder administrative fees	11,412			11,412
Transfer Agent Fees	27,735			27,735
Insurance fees	5,500			9,100
Accounting service fees				-
Reports to shareholders	12,580			12,580
Compliance fees				-
Professional fees	34,302			34,302
Registration fees	57,080			57,080
Custodian fees	7,987			7,987
Trustees' fees	13,577			13,577
Other fees	43,198			43,198
Total expenses before waivers and related reimbursements	518,638		-	522,238
Less waivers and related reimbursements	(203,291)			(203,291)
Total expenses after waivers and related reimbursements	315,347		-	318,947
Net Investment Income (Loss)	1,144,927		-	1,141,327

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investment Transactions:	350,238			350,238
Change in Net Unrealized Appreciation/Depreciation of Investments	1,919,399			1,919,399
Net Gain on Investments	2,269,637			2,269,637

Net Increase in Net Assets Resulting from Operations	3,414,564			3,416,464

(1) Net of foreign taxes withheld of $4,956 on AFBA 5Star Balanced Fund

Notes to Combining Pro Forma Financial Statements of

AFBA 5 Star Total Return Bond Fund and FBR Core Bond Fund

September 30, 2009

(unaudited)

1. Basis of Combination

The accompanying unaudited Pro Forma Combining Schedule of Investments, Statements of Assets and Liabilities and Statement of Operations (Pro Forma Financial Statements) are presented to show the effect of the proposed Reorganization of the AFBA 5 Star Total Return Bond Fund (“Bond Fund”) into the FBR Core Bond Fund as if the Reorganization had taken place on September 30, 2009.

The accompanying Pro Forma Financial Statements and notes to financial statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each Fund.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Bond Fund and the FBR Core Bond Fund (the “Combined Fund” or the “Fund”) will be accounted for by the method for tax-free mergers of investment companies. The Reorganization would be accomplished by an acquisition of the net assets of the Bond Fund in exchange for shares of the FBR Core Bond Fund at net asset value. The pro forma combining schedule of investments and the pro forma combining statement of assets and liabilities are as of September 30, 2009 and the pro forma combining statement of operations is for the 12-month period ended September 30, 2009. Following the acquisition, the Bond Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating expenses have also been adjusted to reflect anticipated expenses of the Combined Fund. Other costs which may change as a result of the Reorganization are currently undeterminable.

All costs with respect to the exchange will be borne by FBR Fund Advisers, Inc. and AFBA 5Star Investment Management Company and their affiliates.

2. General Information

Portfolio Valuation - The net asset value per share (“NAV”) of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day that the exchange is open for trading. The Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund’s Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

Effective November 1, 2008, the Fund adopted Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
  Level 3 -  significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Bond Fund’s net assets as of September 30, 2009:

	AFBA 5Star Total Return Bond Fund			FBR Core Bond Fund
Valuation Inputs	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Preferred Stocks	$16,744	$321,234	-	-	-	-
US Treasury/US Gov’t Corp. & Agency	-	8,649,619	-	-	-	-
Corporate Bonds	-	17,290,571	-	-	-	-
Other Debt Instruments	-	1,638,388	-	-	-	-
Short-Term Investments	364,369	-	-	-	-	-

	FBR Core Bond Fund Pro Forma Combined
Valuation Inputs	Level 1	Level 2	Level 3
Preferred Stocks	$16,744	$321,234	-
US Treasury/US Gov’t Corp. & Agency	-	8,649,619	-
Corporate Bonds	-	17,290,571	-
Other Debt Instruments	-	1,638,388	-
Short-Term Investments	364,369	-	-

Share Valuation — The NAV of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV. The Fund charges a 1% redemption fee on shares redeemed or exchanged within 90 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

3. Shares of Beneficial Interest

The Pro Forma Investor Class shares net asset value per share assumes the issuance of 526,117 Investor Class shares of the FBR Core Bond Fund in exchange for shares of the 375,841 AFBA 5Star Total Return Bond Fund Advisor Class shares and 155,310 of the AFBA 5Star Total Return Bond Fund Class C shares which would have been issued at September 30, 2009 in connection with the proposed reorganization. The Pro Forma I Class shares net asset value per share assumes the issuance of 2,729,431 I Class shares of the FBR Core Bond Fund in exchange for 2,729,431 shares of the AFBA 5Star Total Return Bond Fund Class I which would have been issued at September 30, 2009 in connection with the proposed reorganization.

4.  Expense Limitation Arrangements

AFBA Investment Management Company, the AFBA Bond Fund’s investment manager (the “Adviser”) had entered into a contractual agreement effective August 1, 2009 to limit fees and/or pay expenses in the amounts necessary to limit the total annual operating expenses of the Fund (excluding Rule 12b-1, shareholder service fees and extraordinary expenses) to 1.08%.

When the Fund’s assets grow to a point where fee waivers and/or expense reimbursements are no longer necessary to meet the expense limitation target, the Adviser may seek to recoup amounts it contractually waived or expenses that it paid. The Adviser will only seek to recoup such amounts if total fund operating expenses plus the amounts recouped do not exceed the expense limitation target. The Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid. The Fund has agreed to reimburse the Adviser on a monthly basis such waived fees and expenses. The amount of waived fees and /or expenses borne by the Adviser and available for recoupment, assuming that the total fund operating expenses are low enough so that when added to total recoupment amounts they do not exceed the expense limitation agreement, for the last three years ended September 30, 2009 is $540,328. The amount of advisory fees waived for the six month period ended September 30, 2009 is $95,905. For the six months ended September 30, 2009, $144,617 of recoupment has expired.

5. Federal Income Taxes

It is the Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code that are applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. As a result, the character of tax-basis distributions and the composition of net assets for tax purposes may differ from those reflected in the Fund’s financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are primarily the result of wash sales. Reclassifications for permanent differences are made to components of capital. These reclassifications have no effect on net assets or net asset value per share. The tax character of distributions paid for the Investor Class of the Fund’s tax year was as follows:

For the Year Ended:	Ordinary Income	Long-Term Capital Gains
March 31, 2009	$1,037,660	$-
March 31, 2008	$933,772	$1,193,162

The following information is computed on a tax basis for each item:

Unrealized Appreciation	Unrealized Depreciation	Undistributed Ordinary Income	Undistributed/ Accumulated Capital Gain/ (Loss)*	Paid-in Capital	Net Assets
1,085,297	(1,949,020)	63,549	(4,101)	27,511,462	26,707,187

* Excludes the effect of post-October capital loss deferral listed below.

The Fund had $4,101 in unused capital loss carryforwards as of March 31, 2009, it will expire in 2017.

The following reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Fund.

Undistributed Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$2,647	$(2,647)	$ -

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold will be required to be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund has analyzed its tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2005 through 2008) for purposes of implementing FIN 48 and has concluded that no provision for income tax is required in their financial statements.

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AFBA 5STAR LARGE CAP GROWTH FUND

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON MARCH 12, 2010

PROXY SOLICITED ON BEHALF OF BOARD OF TRUSTEES

The undersigned hereby appoints Robert E. Morrison, Jr. and Andrew J. Welle, and each of them, proxies of the undersigned with the full power of substitution to vote all shares of the above-referenced fund (the “AFBA 5Star Fund”) that the undersigned is entitled to vote at the Special Meeting of Shareholders to be held at 909 N. Washington Street, Alexandria, VA 22314 at 10:00 a.m. Eastern time on March 12, 2010, including any postponements or adjournments thereof, upon any matters that may properly be acted upon at the meeting.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST.  It will be voted as specified.  If no specification is made, this Proxy shall be voted FOR the Proposal.  If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.  The Board of Trustees recommends that you vote FOR the Proposal.

Please vote by filling in the appropriate box below:

Proposal 1:	FOR	AGAINST	ABSTAIN

To approve or disapprove the Agreement and Plan of
Reorganization, providing for (i) the acquisition of all the assets and the assumption of all the liabilities of the AFBA
5Star Fund, in exchange for shares of beneficial interest of the FBR Pegasus Fund™ and (ii) the subsequent
liquidation of the AFBA 5Star Fund.

	[ ]	[ ]	[ ]

I PLAN TO ATTEND THE MEETING:     YES                             NO

Receipt of the Notice of Special Meeting and Proxy Statement is hereby acknowledged.

Dated _____________________

_____________________________________

Name of Shareholder(s) — Please print or type

_____________________________________

Signature(s) of Shareholder(s)

Note:  Please sign exactly as your name appears on this Proxy.  Joint owners should each sign personally.  Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign.  If a corporation, this signature should be that of an authorized officer who should be that of an authorized officer who should state his or her title.

YOUR VOTE IS IMPORTANT.

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

[YOU CAN FIND THE PROXY STATEMENT AND A SAMPLE OF THE PROXY BALLOT ONLINE AT: _______________________]

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AFBA 5STAR MID CAP VALUE FUND

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON MARCH 12, 2010

PROXY SOLICITED ON BEHALF OF BOARD OF TRUSTEES

The undersigned hereby appoints Robert E. Morrison, Jr. and Andrew J. Welle, and each of them, proxies of the undersigned with the full power of substitution to vote all shares of the above-referenced fund (the “AFBA 5Star Fund”) that the undersigned is entitled to vote at the Special Meeting of Shareholders to be held at 909 N. Washington Street, Alexandria, VA 22314 at 10:00 a.m. Eastern time on March 12, 2010, including any postponements or adjournments thereof, upon any matters that may properly be acted upon at the meeting.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST.  It will be voted as specified.  If no specification is made, this Proxy shall be voted FOR the Proposal.  If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.  The Board of Trustees recommends that you vote FOR the Proposal.

Please vote by filling in the appropriate box below:

Proposal 1:	FOR	AGAINST	ABSTAIN

To approve or disapprove the Agreement and Plan of
Reorganization, providing for (i) the acquisition of all the assets and the assumption of all the liabilities of the AFBA
5Star Fund, in exchange for shares of beneficial interest of the FBR Pegasus Mid Cap Fund™ and (ii) the subsequent
liquidation of the AFBA 5Star Fund.

	[ ]	[ ]	[ ]

I PLAN TO ATTEND THE MEETING:     YES                             NO

Receipt of the Notice of Special Meeting and Proxy Statement is hereby acknowledged.

Dated _____________________

_____________________________________

Name of Shareholder(s) — Please print or type

_____________________________________

Signature(s) of Shareholder(s)

Note:  Please sign exactly as your name appears on this Proxy.  Joint owners should each sign personally.  Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign.  If a corporation, this signature should be that of an authorized officer who should be that of an authorized officer who should state his or her title.

YOUR VOTE IS IMPORTANT.

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

[YOU CAN FIND THE PROXY STATEMENT AND A SAMPLE OF THE PROXY BALLOT ONLINE AT: _______________________]

Vote this proxy card TODAY! Your prompt response will save the expense of additional mailings.

AFBA 5STAR SMALL CAP FUND

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON MARCH 12, 2010

PROXY SOLICITED ON BEHALF OF BOARD OF TRUSTEES

The undersigned hereby appoints Robert E. Morrison, Jr. and Andrew J. Welle, and each of them, proxies of the undersigned with the full power of substitution to vote all shares of the above-referenced fund (the “AFBA 5Star Fund”) that the undersigned is entitled to vote at the Special Meeting of Shareholders to be held at 909 N. Washington Street, Alexandria, VA 22314 at 10:00 a.m. Eastern time on March 12, 2010, including any postponements or adjournments thereof, upon any matters that may properly be acted upon at the meeting.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST.  It will be voted as specified.  If no specification is made, this Proxy shall be voted FOR the Proposal.  If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.  The Board of Trustees recommends that you vote FOR the Proposal.

Please vote by filling in the appropriate box below:

Proposal 1:	FOR	AGAINST	ABSTAIN

To approve or disapprove the Agreement and Plan of
Reorganization, providing for (i) the acquisition of all the assets and the assumption of all the liabilities of the AFBA
5Star Fund, in exchange for shares of beneficial interest of the FBR Pegasus Small Cap Growth Fund™ and (ii) the
subsequent liquidation of the AFBA 5Star Fund.

	[ ]	[ ]	[ ]

I PLAN TO ATTEND THE MEETING:     YES                             NO

Receipt of the Notice of Special Meeting and Proxy Statement is hereby acknowledged.

Dated _____________________

_____________________________________

Name of Shareholder(s) — Please print or type

_____________________________________

Signature(s) of Shareholder(s)

Note:  Please sign exactly as your name appears on this Proxy.  Joint owners should each sign personally.  Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign.  If a corporation, this signature should be that of an authorized officer who should be that of an authorized officer who should state his or her title.

YOUR VOTE IS IMPORTANT.

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

[YOU CAN FIND THE PROXY STATEMENT AND A SAMPLE OF THE PROXY BALLOT ONLINE AT: _______________________]

Vote this proxy card TODAY! Your prompt response will save the expense of additional mailings.

AFBA 5STAR SCIENCE & TECHNOLOGY FUND

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON MARCH 12, 2010

PROXY SOLICITED ON BEHALF OF BOARD OF TRUSTEES

The undersigned hereby appoints Robert E. Morrison, Jr. and Andrew J. Welle, and each of them, proxies of the undersigned with the full power of substitution to vote all shares of the above-referenced fund (the “AFBA 5Star Fund”) that the undersigned is entitled to vote at the Special Meeting of Shareholders to be held at 909 N. Washington Street, Alexandria, VA 22314 at 10:00 a.m. Eastern time on March 12, 2010, including any postponements or adjournments thereof, upon any matters that may properly be acted upon at the meeting.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST.  It will be voted as specified.  If no specification is made, this Proxy shall be voted FOR the Proposal.  If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.  The Board of Trustees recommends that you vote FOR the Proposal.

Please vote by filling in the appropriate box below:

Proposal 1:	FOR	AGAINST	ABSTAIN

To approve or disapprove the Agreement and Plan of
Reorganization, providing for (i) the acquisition of all the assets and the assumption of all the liabilities of the AFBA
5Star Fund, in exchange for shares of beneficial interest of the FBR Technology Fund and (ii) the subsequent
liquidation of the AFBA 5Star Fund.

	[ ]	[ ]	[ ]

I PLAN TO ATTEND THE MEETING:     YES                             NO

Receipt of the Notice of Special Meeting and Proxy Statement is hereby acknowledged.

Dated _____________________

_____________________________________

Name of Shareholder(s) — Please print or type

_____________________________________

Signature(s) of Shareholder(s)

Note:  Please sign exactly as your name appears on this Proxy.  Joint owners should each sign personally.  Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign.  If a corporation, this signature should be that of an authorized officer who should be that of an authorized officer who should state his or her title.

YOUR VOTE IS IMPORTANT.

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

[YOU CAN FIND THE PROXY STATEMENT AND A SAMPLE OF THE PROXY BALLOT ONLINE AT: _______________________]

Vote this proxy card TODAY! Your prompt response will save the expense of additional mailings.

AFBA 5STAR BALANCED FUND

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON MARCH 12, 2010

PROXY SOLICITED ON BEHALF OF BOARD OF TRUSTEES

The undersigned hereby appoints Robert E. Morrison, Jr. and Andrew J. Welle, and each of them, proxies of the undersigned with the full power of substitution to vote all shares of the above-referenced fund (the “AFBA 5Star Fund”) that the undersigned is entitled to vote at the Special Meeting of Shareholders to be held at 909 N. Washington Street, Alexandria, VA 22314 at 10:00 a.m. Eastern time on March 12, 2010, including any postponements or adjournments thereof, upon any matters that may properly be acted upon at the meeting.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST.  It will be voted as specified.  If no specification is made, this Proxy shall be voted FOR the Proposal.  If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.  The Board of Trustees recommends that you vote FOR the Proposal.

Please vote by filling in the appropriate box below:

Proposal 1:	FOR	AGAINST	ABSTAIN

To approve or disapprove the Agreement and Plan of
Reorganization, providing for (i) the acquisition of all the assets and the assumption of all the liabilities of the AFBA
5Star Fund, in exchange for shares of beneficial interest of the FBR Balanced Fund and (ii) the subsequent
liquidation of the AFBA 5Star Fund.

	[ ]	[ ]	[ ]

I PLAN TO ATTEND THE MEETING:     YES                             NO

Receipt of the Notice of Special Meeting and Proxy Statement is hereby acknowledged.

Dated _____________________

_____________________________________

Name of Shareholder(s) — Please print or type

_____________________________________

Signature(s) of Shareholder(s)

Note:  Please sign exactly as your name appears on this Proxy.  Joint owners should each sign personally.  Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign.  If a corporation, this signature should be that of an authorized officer who should be that of an authorized officer who should state his or her title.

YOUR VOTE IS IMPORTANT.

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

[YOU CAN FIND THE PROXY STATEMENT AND A SAMPLE OF THE PROXY BALLOT ONLINE AT: _______________________]

Vote this proxy card TODAY! Your prompt response will save the expense of additional mailings.

AFBA 5STAR TOTAL RETURN BOND FUND

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON MARCH 12, 2010

PROXY SOLICITED ON BEHALF OF BOARD OF TRUSTEES

The undersigned hereby appoints Robert E. Morrison, Jr. and Andrew J. Welle, and each of them, proxies of the undersigned with the full power of substitution to vote all shares of the above-referenced fund (the “AFBA 5Star Fund”) that the undersigned is entitled to vote at the Special Meeting of Shareholders to be held at 909 N. Washington Street, Alexandria, VA 22314 at 10:00 a.m. Eastern time on March 12, 2010, including any postponements or adjournments thereof, upon any matters that may properly be acted upon at the meeting.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST.  It will be voted as specified.  If no specification is made, this Proxy shall be voted FOR the Proposal.  If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.  The Board of Trustees recommends that you vote FOR the Proposal.

Please vote by filling in the appropriate box below:

Proposal 1:	FOR	AGAINST	ABSTAIN

To approve or disapprove the Agreement and Plan of
Reorganization, providing for (i) the acquisition of all the assets and the assumption of all the liabilities of the AFBA
5Star Fund, in exchange for shares of beneficial interest of the FBR Core Bond Fund and (ii) the subsequent
liquidation of the AFBA 5Star Fund.

	[ ]	[ ]	[ ]

I PLAN TO ATTEND THE MEETING:     YES                             NO

Receipt of the Notice of Special Meeting and Proxy Statement is hereby acknowledged.

Dated _____________________

_____________________________________

Name of Shareholder(s) — Please print or type

_____________________________________

Signature(s) of Shareholder(s)

Note:  Please sign exactly as your name appears on this Proxy.  Joint owners should each sign personally.  Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign.  If a corporation, this signature should be that of an authorized officer who should be that of an authorized officer who should state his or her title.

YOUR VOTE IS IMPORTANT.

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

[YOU CAN FIND THE PROXY STATEMENT AND A SAMPLE OF THE PROXY BALLOT ONLINE AT: _______________________]

THE FBR FUNDS

PART C

OTHER INFORMATION

Item 15.  Indemnification

Reference is made to Article VII Section 3 in the Registrant's Declaration of Trust which is incorporated by reference herein.  In addition to the indemnification provisions contained in the Registrant's Declaration of Trust, there are also indemnification and hold harmless provisions contained in the Distribution Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16.  Exhibits

(1)                Charter of Registrant

a.        Certificate of Trust. (1)

b.       Delaware Trust Instrument dated September 26, 2003. (1)

c.        Amended Schedule A to Delaware Trust Instrument dated September 26, 2003. (5)

d.       Amended Schedule A to Delaware Trust Instrument dated February 27, 2006. (6)

e.        Amended Schedule A to Delaware Trust Instrument dated October 24, 2006 (8)

(2)           By-laws. (1)

(3)           Voting trust agreements—not applicable.

(4)           Agreements of Reorganization

a.   Forms of Agreement and Plan of Reorganization between each Acquired Fund and its respective Acquiring Fund—filed herewith as Exhibit A to this Proxy Statement/Prospectus

(5)            Instruments defining rights of holders of securities being registered—see (1) and (2), above.

(6)            Investment Advisory Contracts

a.   Investment Advisory Agreement between the Registrant and FBR Fund Advisers, Inc. (12)

(7)            Underwriting or Distribution Contracts

a.   Distribution Agreement between the Registrant and FBR Investment Services, Inc. (11)

b.   Selected Dealer Agreement. (3)

(8)           Bonus, profit sharing or other retirement plans for the benefit of Registrant’s Trustees or officers—none.

(9)           Custodian Agreements

a.   Agreement for Custody Services between the Registrant and JPMorgan Chase Bank, N.A. (9)

b.   Agreement for Fund Administration between the Registrant and FBR Fund Advisers, Inc. dated November 1, 2007. (9)

c.   Amendment to Agreement for Fund Administration between the Registrant and FBR Fund Advisers, Inc. (12)

(10)         Rule 12b-1 and Rule 18f-3 Plans

a.   Rule 12b-1 Amended and Restated Distribution Plan dated January 23, 2008. (9)

b.   R Class 12b-1 Plan. (10)

c.   Rule 18f-3 Plan. (10)

(11)         Opinions of counsel regarding legality of the securities being registered

a.   Opinion of counsel regarding legality of the securities being registered – filed herewith.

(12)          Forms of opinion and consent of counsel regarding tax matters

a.   Form of opinion and consent of counsel regarding tax matters for the FBR Pegasus FundTM. (13)

b.   Form of opinion and consent of counsel regarding tax matters for the FBR Pegasus Mid Cap FundTM. (13)

c.   Form of opinion and consent of counsel regarding tax matters for the FBR Pegasus Small Cap Growth FundTM. (13)

d.   Form of opinion and consent of counsel regarding tax matters for the FBR Technology Fund herewith. (13)

e.   Form of opinion and consent of counsel regarding tax matters for the FBR Balanced Fund. (13)

f.    Form of opinion and consent of counsel regarding tax matters for the FBR Core Bond Fund. (13)

(13)          Other material contracts

a.   Agreement for Fund Administration between the Registrant and FBR Fund Advisers, Inc. dated November 1, 2007. (5)

b.   Agreement for Accounting Services, Transfer Agency, and Shareholder Services between the Registrant and Integrated Fund Services, Inc. dated November 1, 2005. (2)

c.   Administrative Services Addendum to Agreement for Accounting Services, Transfer Agency and Shareholder Services between the Registrant and JPMorgan Chase Bank, N.A. dated November 1, 2007. (5)

d.   Amended Schedule A to Agreement for Accounting Services, Transfer Agency, Shareholder Services, and Administrative Services between the Registrant and JPMorgan Chase Bank, N.A. (12)

(14)         Other opinions

a.   Consent of Tait, Weller, Baker – filed herewith

b.   Consent of Cohen Fund Audit Services, Ltd. – filed herewith

(15)          Omitted financial statements — not applicable.

(16)          Powers of attorney. (13)

(1)	Incorporated by reference to the Registrant’s Registration Statement on Form N-1A as filed on February 4, 2004.
(2)	Incorporated by reference to the Registrant’s Pre-effective Amendment No. 1 filed on February 27, 2004.
(3)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 2 filed on December 30, 2004.
(4)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 3 filed on February 25, 2005.
(5)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 6 filed on November 15, 2005.
(6)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 7 filed on February 28, 2006.
(7)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 8 filed on December 15, 2006.
(8)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 9 filed on February 28, 2007.
(9)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 10 filed on February 28, 2008.
(10)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 11 filed on March 7, 2008.
(11)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 30, 2009.
(12)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 18 filed on December 28, 2009.
(13)	Incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on December 29, 2009.

Item 17.  Undertakings

(1)   The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)   The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Arlington and State of Virginia, on the 19th day of February, 2010.

The FBR Funds
By: /s/ David H. Ellison
David H. Ellison*, President

As required by the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities indicated on the 19th day of February, 2010.

/s/ David H. Ellison*
David H. Ellison Trustee and President (Principal Executive Officer)
February 19, 2010

/s/ Michael A. Willner*
Michael A. Willner Trustee
February 19, 2010

/s/ Reena Aggarwal*
Reena Aggarwal Trustee
February 19, 2010

/s/ William E. Cole, Jr.*
William E. Cole, Jr. Trustee
February 19, 2010

/s/ Charles O. Heller*
Charles O. Heller Trustee
February 19, 2010

/s/ Kimberly J. Bradshaw
Kimberly J. Bradshaw Treasurer and Secretary (Principal Financial Officer)
February 19, 2010

* Kimberly J. Bradshaw, attorney-in-fact pursuant to powers of attorney filed with the initial Registration Statement on Form N-14 of the Registrant filed on December 28, 2009.

Exhibit List

{11)(a)   Opinion and Consent of Dechert LLP

(14)(a)    Consent of Tait, Weller & Baker

(14)(b)    Consent of Cohen Fund Audit Services, Ltd.